UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05452)

Exact name of registrant as specified in charter:	Putnam Premier Income Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2019

Date of reporting period:	August 1, 2018 — January 31, 2019

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.

Putnam INVESTMENTS

Putnam Premier Income Trust

Semiannual report
1 | 31 | 19

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
PPT

Putnam
Premier Income
Trust

Semiannual report
1 | 31 | 19

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on January 1, 2021, reports like this one will no longer be sent by mail unless you specifically request it. Instead, they will be on Putnam’s website, and you will be notified by mail whenever a new one is available, and provided with a website link to access the report.

If you wish to stop receiving paper reports sooner, or if you wish to continue to receive paper reports free of charge after January 1, 2021, please see the back cover or insert for instructions. If you invest through a bank or broker, your choice will apply to all funds held in your account. If you invest directly with Putnam, your choice will apply to all Putnam funds in your account.

If you already receive these reports electronically, no action is required.

Message from the Trustees

March 21, 2019

Dear Fellow Shareholder:

Investors around the world faced challenging conditions in 2018, with increased volatility and turbulence, and generally more losses than gains for stocks at the end of the year. At the same time, investors who have owned either stocks or bonds for three years or more may still be in positive territory. Historically, periods of market weakness are often followed by recovery and rebounds, and we have already seen evidence of this in the early months of 2019.

If there is any lesson to be learned from these constantly changing markets, it is the importance of positioning your investment portfolio for your long-term goals. We believe that one way is to diversify across different asset classes and investment strategies.

We also believe your mutual fund investment offers a number of advantages, including constant monitoring by experienced investment professionals who maintain a long-term perspective. Putnam’s portfolio managers and analysts take a research-intensive approach that includes risk management strategies designed to serve you through changing conditions.

Another key strategy, in our view, is seeking the counsel of a financial advisor. For over 80 years, Putnam has recognized the importance of professional investment advice. Your financial advisor can help in many ways, including defining and planning for goals such as retirement, evaluating the level of risk appropriate for you, and reviewing your investments on a regular basis and making adjustments as necessary.

As always, your fund’s Board of Trustees remains committed to protecting the interests of Putnam shareholders like you, and we thank you for investing with Putnam.

When Putnam Premier Income Trust was launched in 1988, its three-pronged focus on U.S. investment-grade bonds, high-yield corporate bonds, and non-U.S. bonds was considered innovative.

In the more than 25 years since then, the fixed-income landscape has undergone a dramatic transformation, but the spirit of ingenuity that helped launch the fund is still with it today.

A veteran portfolio management team

The fund’s managers strive to build a well-diversified portfolio that carefully balances risk and return, targeting opportunities in interest rates, credit, mortgages, and currencies from across the full spectrum of the global bond markets.

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Allocations are shown as a percentage of the fund’s net assets as of 1/31/19. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

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Data are historical. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and net asset value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart are at NAV. See below and pages 11–12 for additional performance information, including fund returns at market price. Index and Lipper results should be compared with fund performance at NAV.

Effective January 30, 2018, the ICE BofAML U.S. Treasury Bill Index replaced the Bloomberg Barclays Government Bond Index as the fund’s primary benchmark. In Putnam Management’s opinion, the new index is more appropriate to the fund’s flexible multisector investment approach.

* The fund’s primary benchmark (ICE BofAML U.S. Treasury Bill Index) was introduced on 6/30/92, which post-dates the inception of the fund’s class A shares.

† Returns for the six-month period are not annualized, but cumulative.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 1/31/19. See above and pages 11–12 for additional fund performance information. Index descriptions can be found on page 14.

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Bill, how would you summarize the fund’s investment environment during the reporting period?

The period was marked by a strengthening U.S. economy, robust corporate-profit growth, and increased global trade tensions. Overseas, growth in Europe and China slowed, hampered by trade uncertainty.

Interest rates rose during the first half of the period, as investors anticipated that the Federal Reserve would continue to hike its policy rate at a steady pace. The yield on the benchmark 10-year U.S. Treasury rose from 2.8% in late August to about 3.2% in early November. Treasury yields then declined from mid-November into the New Year, as Fed officials took a more dovish tone, and a softening in U.S. housing and business investment data became apparent.

Investor sentiment became sharply risk-averse during 2018’s fourth quarter, and market volatility spiked. A confluence of factors, including uncertainty about the ultimate resolution of the U.S.–China trade dispute, and concern that the Fed would raise policy rates too fast, led to a sharp downturn in the value of risk

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Credit qualities are shown as a percentage of the fund’s net assets as of 1/31/19. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

assets. Within this environment, credit-sensitive securities fell as yield spreads widened.

Investor risk appetite returned in January following comments from Fed Chairman Jerome Powell that mild inflation would give the central bank greater flexibility to set policy in 2019. Market participants also welcomed Powell’s announcement that the Fed was not on a “pre-set” path to push its benchmark rate higher, after hiking rates every quarter in 2018. Investors were also heartened by progress in U.S.–China trade talks and the end of a partial shutdown of the U.S. government.

The fund posted a negative return for the six-month period. Which holdings and strategies hampered performance?

Positions in high-yield corporate credit worked against results this period. The asset class struggled for most of the period, as investors shifted away from riskier categories. A sharp drop in oil prices also weighed on  high yield since energy is a major sector in that market. High-yield bonds rebounded in January, buoyed by the Fed’s more conciliatory tone, progress in trade discussions, better-than-expected corporate earnings, and recoveries in equity and oil prices.

Within strategies targeting prepayment risk, our holdings of agency interest-only collateralized mortgage obligations [IO CMOs] were a further notable detractor from performance. Early in the period, substantial home-price appreciation and mortgage rates approaching 5% led to an upsurge in cash-out refinancing activity. This resulted in faster-than-anticipated prepayment speeds of the mortgages underlying our holdings. It also prompted some market participants to adjust their expectations for future prepayment speeds, pushing IO CMO spreads wider. Later in the period, declining longer-term interest rates increased the incentive for homeowners to refinance their mortgages. A higher level of refinancing tends to increase

6 Premier Income Trust

the prepayment speeds of the mortgages underlying IO CMOs.

Elsewhere, positions in emerging-market debt slightly dampened results, while mortgage-credit strategies had an overall neutral impact on performance.

How did the fund’s active currency strategy influence performance?

On a net basis, our currency positioning modestly detracted. Long positions in the Norwegian krone, the Australian dollar, and the Argentine peso were the primary culprits, as these currencies weakened considerably versus the U.S. dollar. Positive results from short positions in the euro and the Swedish krona — both of which also depreciated against the U.S. dollar — partially offset the overall negative impact of our currency allocations.

What about contributors?

Our global interest-rate positioning added value. Model-driven global rate strategies — in which we sought to exploit rate differentials and yield-curve structures across various countries — produced meaningful gains. Outside the United States, the fund’s duration was greater than zero. This strategy generated positive performance as global yields declined amid the broad-based movement away from risk and toward the relative safety of government securities and cash.

This table shows the fund’s top holdings across three key sectors and the percentage of the fund’s net assets that each represented as of 1/31/19. Short-term investments, TBA commitments, and derivatives, if any, are excluded. Holdings may vary over time.

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How did you use derivatives during the period?

We used bond futures and interest-rate swaps to take tactical positions at various points along the yield curve, to hedge the risk associated with the fund’s yield-curve positioning, and to gain exposure to rates in various countries. In addition, we used interest-rate swaps and options to hedge the fund’s interest-rate risk, to isolate the prepayment risk associated with our CMO holdings, and to help manage overall downside risk. We used credit default swaps to hedge the fund’s credit and market risks, and to gain exposure to specific sectors and securities. Lastly, we utilized currency forward contracts to hedge the foreign exchange risk associated with non-U.S. bonds and to efficiently gain exposure to foreign currencies.

What is your outlook for the coming months?

For some time, we held the view that the Fed was attempting to normalize interest rates, and that it would continue to raise its target for short-term rates as long as the markets seemed to be accommodating those increases. Given the volatility that pervaded markets in the fourth quarter of 2018, we now think the Fed may remain on hold for an extended period.

U.S. gross domestic product [GDP] — the broadest measure of goods and services produced throughout the country — expanded at a 4.2% annual rate in the second quarter of 2018 and 3.4% in the third quarter. Real interest rates [adjusted for inflation] rose meaningfully during the second half of 2018. We think higher real rates will dampen economic growth somewhat. Also, as growth in China is affected by trade discussions with the United States, we think this will also have a slowing effect on U.S. growth. As a result, while we believe U.S. GDP growth will remain positive over the next year, we think it is likely to slow to a range of 2% to 3%.

This chart shows how the fund’s security type weightings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding.

Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

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Given this outlook, how are you positioning the fund?

We continue to favor mortgage credit, prepayment risk, and corporate credit. However, because we are in the later stages of both the economic and credit cycles, we are taking a somewhat more conservative approach than previously. We are doing this by purchasing securities with less price sensitivity to changes in yield spreads. We’re also investing in more-seasoned mortgage-backed bonds, which we believe may be less sensitive to any weakness in real estate markets.

Thanks for your time and for bringing us up to date, Bill.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Statements in the Q&A concerning the fund’s performance or portfolio composition relative to those of the fund’s Lipper peer group may reference information produced by Lipper Inc. or through a third party.

Of Special Interest

The Trustees of the Putnam Funds approved an amendment to the dividend policy for Putnam closed-end funds to establish targeted distribution rates for common shares effective with the December 2018 record date. Under the policy, Putnam Premier Income Trust currently expects to make monthly distributions to common shareholders at a distribution rate of $0.035 per share, up from $0.026 per share. The fund’s targeted distribution rate may change from time to time or discontinue, based on market conditions, among other factors.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Premier Income Trust 9

HOW CLOSED-END FUNDS DIFFER FROM OPEN-END FUNDS

Closed-end funds and open-end funds share many common characteristics but also have some key differences that you should understand as you consider your portfolio strategies.

More assets at work Open-end funds are subject to ongoing sales and redemptions that can generate transaction costs for long-term shareholders. Closed-end funds, however, are typically fixed pools of capital that do not need to hold cash in connection with sales and redemptions, allowing the funds to keep more assets actively invested.

Traded like stocks Closed-end fund shares are traded on stock exchanges and, as a result, their prices fluctuate because of the influence of several factors.

They have a market price Like an open-end fund, a closed-end fund has a per-share net asset value (NAV). However, closed-end funds also have a “market price” for their shares — which is how much you pay when you buy shares of the fund, and how much you receive when you sell them.

When looking at a closed-end fund’s performance, you will usually see that the NAV and the market price differ. The market price can be influenced by several factors that cause it to vary from the NAV, including fund distributions, changes in supply and demand for the fund’s shares, changing market conditions, and investor perceptions of the fund or its investment manager. A fund’s performance at market price typically differs from its results at NAV.

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Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended January 31, 2019, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return, net asset value, and market price will fluctuate, and you may have a gain or a loss when you sell your shares.

Fund performance Total return for periods ended 1/31/19

	Annual
	average
	Life of
	fund (since		Annual		Annual		Annual
	2/29/88)	10 years	average	5 years	average	3 years	average	1 year	6 months
NAV	6.59%	148.58%	9.53%	17.98%	3.36%	22.08%	6.88%	0.56%	–0.97%
Market price	6.57	144.63	9.36	24.21	4.43	25.76	7.94	1.23	–2.62

Performance assumes reinvestment of distributions and does not account for taxes.

Performance includes the deduction of management fees and administrative expenses.

Comparative index returns For periods ended 1/31/19

	Annual
	average
	Life of
	fund (since		Annual		Annual		Annual
	2/29/88)	10 years	average	5 years	average	3 years	average	1 year	6 months
ICE BofAML U.S.
Treasury Bill Index	—*	4.35%	0.43%	3.44%	0.68%	3.28%	1.08%	1.98%	1.13%
Bloomberg Barclays
Government Bond	5.70%	27.11	2.43	9.43	1.82	2.64	0.87	2.72	2.85
Index*
Lipper General Bond
Funds (closed-end)	7.20	251.80	12.04	34.50	5.97	31.27	9.38	2.32	0.74
category average†

Index and Lipper results should be compared to fund performance at net asset value.

* The fund’s primary benchmark (ICE BofAML U.S. Treasury Bill Index) was introduced on 6/30/92, which post-dates the inception of the fund’s class A shares.

Effective January 30, 2018, the ICE BofAML U.S. Treasury Bill Index replaced the Bloomberg Barclays Government Bond Index as the fund’s primary benchmark. In Putnam Management’s opinion, the new index is more appropriate to the fund’s flexible multisector investment approach.

† Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 1/31/19, there were 38, 36, 30, 25, 16, and 3 funds, respectively, in this Lipper category.

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Fund price and distribution information For the six-month period ended 1/31/19
Distributions
Number	6
Income	$0.174
Capital gains	—
Total	$0.174
Share value	NAV	Market price
7/31/18	$5.59	$5.25
1/31/19	5.36	4.94
Current dividend rate*	7.84%	8.50%

The classification of distributions, if any, is an estimate. Final distribution information will appear on your year-end tax forms.

* Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by NAV or market price at end of period.

Fund performance as of most recent calendar quarter Total return for periods ended 12/31/18

	Annual
	average
	Life of
	fund (since		Annual		Annual		Annual
	2/29/88)	10 years	average	5 years	average	3 years	average	1 year	6 months
NAV	6.48%	146.91%	9.46%	12.69%	2.42%	12.65%	4.05%	1.23%	–4.11%
Market price	6.38	159.95	10.02	16.59	3.12	13.93	4.44	–6.41	–7.38

See the discussion following the fund performance table on page 11 for information about the calculation of fund performance.

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Consider these risks before investing

International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value when interest rates decline and decline in value when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. Bond prices may fall or fail to rise over extended periods of time for several reasons, including general financial market conditions, changing market perceptions (including perceptions about the risk of default and expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific sector, issuer or industry. These and other factors may also lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. You can lose money by investing in the fund. The fund’s shares trade on a stock exchange at market prices, which may be lower than the fund’s net asset value.

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on exchanges such as the New York Stock Exchange.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency credit-risk transfer security (CRT) is backed by a reference pool of agency mortgages. Unlike a regular agency pass-through, the principal invested in a CRT is not backed by a U.S. government agency. To compensate investors for this risk, a CRT typically offers a higher yield than conventional pass-through securities. Similar to a CMBS, a CRT is structured into various tranches for investors, offering different levels of risk and yield based on the underlying reference pool.

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

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• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

° Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg Barclays Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

ICE BofAML (Intercontinental Exchange Bank of America Merrill Lynch) U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

ICE Data Indices, LLC (“ICE BofAML”), used with permission. ICE BofAML permits use of the ICE BofAML indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

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Other information for shareholders

Important notice regarding share repurchase program

In September 2017, the Trustees of your fund approved the renewal of a share repurchase program that had been in effect since 2005. This renewal allows your fund to repurchase, in the 12 months beginning October 10, 2017, up to 10% of the fund’s common shares outstanding as of October 9, 2017.

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2018, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of January 31, 2019, Putnam employees had approximately $477,000,000 and the Trustees had approximately $67,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

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Summary of Putnam Closed-End Funds’ Amended and Restated Dividend Reinvestment Plans

Putnam High Income Securities Fund, Putnam Managed Municipal Income Trust, Putnam Master Intermediate Income Trust, Putnam Municipal Opportunities Trust and Putnam Premier Income Trust (each, a “Fund” and collectively, the “Funds”) each offer a dividend reinvestment plan (each, a “Plan” and collectively, the “Plans”). If you participate in a Plan, all income dividends and capital gain distributions are automatically reinvested in Fund shares by the Fund’s agent, Putnam Investor Services, Inc. (the “Agent”). If you are not participating in a Plan, every month you will receive all dividends and other distributions in cash, paid by check and mailed directly to you.

Upon a purchase (or, where applicable, upon registration of transfer on the shareholder records of a Fund) of shares of a Fund by a registered shareholder, each such shareholder will be deemed to have elected to participate in that Fund’s Plan. Each such shareholder will have all distributions by a Fund automatically reinvested in additional shares, unless such shareholder elects to terminate participation in a Plan by instructing the Agent to pay future distributions in cash. Shareholders who were not participants in a Plan as of January 31, 2010, will continue to receive distributions in cash but may enroll in a Plan at any time by contacting the Agent.

If you participate in a Fund’s Plan, the Agent will automatically reinvest subsequent distributions, and the Agent will send you a confirmation in the mail telling you how many additional shares were issued to your account.

To change your enrollment status or to request additional information about the Plans, you may contact the Agent either in writing, at P.O. Box 8383, Boston, MA 02266-8383, or by telephone at 1-800-225-1581 during normal East Coast business hours.

How you acquire additional shares through a Plan If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is greater than or equal to their net asset value per share on the payment date for a distribution, you will be issued shares of the Fund at a value equal to the higher of the net asset value per share on that date or 95% of the market price per share on that date.

If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is less than their net asset value per share on the payment date for a distribution, the Agent will buy Fund shares for participating accounts in the open market. The Agent will aggregate open-market purchases on behalf of all participants, and the average price (including brokerage commissions) of all shares purchased by the Agent will be the price per share allocable to each participant. The Agent will generally complete these open-market purchases within five business days following the payment date. If, before the Agent has completed open-market purchases, the market price per share (plus estimated brokerage commissions) rises to exceed the net asset value per share on the payment date, then the purchase price may exceed the net asset value per share, potentially resulting in the acquisition of fewer shares than if the distribution had been paid in newly issued shares.

How to withdraw from a Plan Participants may withdraw from a Fund’s Plan at any time by notifying the Agent, either in writing or by telephone. Such withdrawal will be effective immediately if notice is received by the Agent with sufficient time prior to any distribution record date; otherwise, such withdrawal will be effective with respect to any subsequent distribution following notice of withdrawal. There is no penalty for withdrawing from or not participating in a Plan.

Plan administration The Agent will credit all shares acquired for a participant under a Plan to the account in which the participant’s common shares are held. Each participant will

16 Premier Income Trust

be sent reasonably promptly a confirmation by the Agent of each acquisition made for his or her account.

About brokerage fees Each participant pays a proportionate share of any brokerage commissions incurred if the Agent purchases additional shares on the open market, in accordance with the Plans. There are no brokerage charges applied to shares issued directly by the Funds under the Plans.

About taxes and Plan amendments

Reinvesting dividend and capital gain distributions in shares of the Funds does not relieve you of tax obligations, which are the same as if you had received cash distributions. The Agent supplies tax information to you and to the IRS annually. Each Fund reserves the right to amend or terminate its Plan upon 30 days’ written notice. However, the Agent may assign its rights, and delegate its duties, to a successor agent with the prior consent of a Fund and without prior notice to Plan participants.

If your shares are held in a broker or nominee name If your shares are held in the name of a broker or nominee offering a dividend reinvestment service, consult your broker or nominee to ensure that an appropriate election is made on your behalf. If the broker or nominee holding your shares does not provide a reinvestment service, you may need to register your shares in your own name in order to participate in a Plan.

In the case of record shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners of such shares, the Agent will administer the Plan on the basis of the number of shares certified by the record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan.

Premier Income Trust 17

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

18 Premier Income Trust

The fund’s portfolio 1/31/19 (Unaudited)

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (46.0%)*	amount	Value
U.S. Government Guaranteed Mortgage Obligations (4.8%)
Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 2/1/49	$17,000,000	$17,649,453
4.00%, TBA, 2/1/49	9,000,000	9,260,156
		26,909,609
U.S. Government Agency Mortgage Obligations (41.2%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
3.00%, 4/1/30 [i]	1,447,491	1,450,900
Federal National Mortgage Association Pass-Through Certificates
5.50%, TBA, 2/1/49	5,000,000	5,308,594
4.00%, TBA, 2/1/49	64,000,000	65,529,997
3.50%, TBA, 3/1/49	49,000,000	48,854,529
3.50%, TBA, 2/1/49	106,000,000	106,554,846
3.50%, 7/1/48 ##	323,404	325,151
		228,024,017
Total U.S. government and agency mortgage obligations (cost $254,823,147)		$254,933,626

	Principal
U.S. TREASURY OBLIGATIONS (—%)*	amount	Value
U.S. Treasury Notes 1.625%, 5/15/26 [i]	$134,000	$126,358
Total U.S. treasury obligations (cost $126,358)		$126,358

	Principal
MORTGAGE-BACKED SECURITIES (44.6%)*	amount	Value
Agency collateralized mortgage obligations (23.0%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%),
15.697%, 4/15/37	$72,649	$105,268
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%),
14.597%, 11/15/35	151,743	214,553
Ser. 4813, IO, 5.50%, 8/15/48	5,843,919	1,263,527
Ser. 4077, Class IK, IO, 5.00%, 7/15/42	4,411,051	851,822
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	2,336,276	472,407
Ser. 4000, Class PI, IO, 4.50%, 1/15/42	1,310,368	238,182
Ser. 4024, Class PI, IO, 4.50%, 12/15/41	2,097,782	347,441
IFB Ser. 3852, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.65%),
4.141%, 4/15/40	4,551,309	499,688
Ser. 4546, Class TI, IO, 4.00%, 12/15/45	4,543,901	880,381
Ser. 4425, IO, 4.00%, 1/15/45	5,631,123	1,114,793
Ser. 4452, Class QI, IO, 4.00%, 11/15/44	4,780,289	1,198,026
Ser. 4193, Class PI, IO, 4.00%, 3/15/43	3,498,320	469,246
Ser. 4062, Class DI, IO, 4.00%, 9/15/39	4,249,367	327,044
IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
3.591%, 4/15/47	2,481,199	490,310
Ser. 4604, Class QI, IO, 3.50%, 7/15/46	12,046,462	1,893,102
Ser. 4580, Class ID, IO, 3.50%, 8/15/45	7,685,617	1,282,053
Ser. 4560, Class PI, IO, 3.50%, 5/15/45	2,854,874	466,601

Premier Income Trust 19

	Principal
MORTGAGE-BACKED SECURITIES (44.6%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
Ser. 4501, Class BI, IO, 3.50%, 10/15/43	$5,164,477	$799,048
Ser. 4105, Class HI, IO, 3.50%, 7/15/41	2,016,441	190,318
Ser. 304, Class C37, IO, 3.50%, 12/15/27	2,020,546	164,183
Ser. 4165, Class TI, IO, 3.00%, 12/15/42	8,902,792	790,506
Ser. 4183, Class MI, IO, 3.00%, 2/15/42	4,136,276	346,329
Ser. 4210, Class PI, IO, 3.00%, 12/15/41	2,381,903	129,980
Ser. 4510, Class HI, IO, 3.00%, 3/15/40	7,111,207	583,859
FRB Ser. 57, Class 1AX, IO, 0.372%, 7/25/43 W	2,471,163	24,712
Ser. 3326, Class WF, zero %, 10/15/35 W	1,951	1,418
Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%),
24.84%, 7/25/36	105,689	172,952
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%),
14.997%, 6/25/37	126,546	176,046
IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%),
14.08%, 2/25/38	93,701	116,016
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%),
12.72%, 8/25/35	86,318	107,771
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%),
10.868%, 11/25/34	122,488	138,421
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	4,717,243	1,125,729
Ser. 10-99, Class NI, IO, 6.00%, 9/25/40	4,757,615	996,768
Ser. 11-59, Class BI, IO, 6.00%, 8/25/40	2,873,278	159,840
Ser. 15-30, IO, 5.50%, 5/25/45	7,792,992	1,672,142
Ser. 374, Class 6, IO, 5.50%, 8/25/36	204,561	39,782
Ser. 378, Class 19, IO, 5.00%, 6/25/35	643,284	120,719
Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	938,017	214,632
Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	5,725,770	663,966
Ser. 366, Class 22, IO, 4.50%, 10/25/35	26,501	596
Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	3,921,586	774,513
Ser. 17-15, Class LI, IO, 4.00%, 6/25/46	3,327,184	572,242
Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	3,794,989	673,656
Ser. 13-58, Class DI, IO, 4.00%, 6/25/43	8,874,756	1,740,491
Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	2,645,860	400,398
Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	2,124,138	301,436
Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	2,100,828	339,803
IFB Ser. 12-36, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.45%),
3.94%, 4/25/42	2,557,184	401,463
IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%),
3.89%, 4/25/40	1,811,735	305,730
IFB Ser. 13-18, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
3.64%, 10/25/41	1,921,784	162,723
IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
3.59%, 12/25/46	7,121,194	1,005,869
IFB Ser. 16-78, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
3.59%, 5/25/39	23,496,459	3,409,313
Ser. 16-102, Class JI, IO, 3.50%, 2/25/46	5,347,707	775,332
Ser. 13-107, Class SB, IO, ((-1 x 1 Month US LIBOR) + 5.95%),
3.44%, 2/25/43	4,651,249	837,225

20 Premier Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (44.6%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%),
3.39%, 10/25/41	$5,724,770	$751,376
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	3,136,653	185,458
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	3,264,293	215,669
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	3,054,700	274,113
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	2,783,921	136,301
Ser. 99-51, Class N, PO, zero %, 9/17/29	13,129	11,980
Federal National Mortgage Association Grantor Trust Ser. 00-T6,
IO, 0.717%, 11/25/40 W	1,732,071	36,807
Government National Mortgage Association
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	2,190,700	488,285
Ser. 16-42, IO, 5.00%, 2/20/46	5,801,842	1,237,359
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	9,844,412	1,340,612
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	9,270,678	2,032,133
Ser. 14-76, IO, 5.00%, 5/20/44	2,255,529	486,791
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	1,752,451	384,584
Ser. 12-146, IO, 5.00%, 12/20/42	1,562,489	352,294
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	2,339,043	506,900
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	1,638,191	362,908
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	7,387,761	1,617,971
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	3,768,040	851,765
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	7,577,907	1,608,328
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	1,402,565	306,240
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	5,801,798	1,155,736
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	2,977,484	580,609
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	7,132,392	1,064,296
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	5,011,694	615,085
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	2,150,938	465,226
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	3,216,180	671,377
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43	4,216,150	685,968
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	3,180,632	663,386
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	700,897	98,399
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	2,882,621	568,363
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	3,290,737	669,994
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	5,232,945	1,078,876
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	2,923,979	597,340
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	3,319,533	678,320
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	2,012,414	400,060
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	1,680,999	389,656
Ser. 17-11, Class PI, IO, 4.00%, 12/20/46	3,830,374	574,556
Ser. 16-29, IO, 4.00%, 2/16/46	2,750,198	532,851
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	7,309,193	1,319,967
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	4,283,224	870,891
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	4,845,577	877,533
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	4,541,882	723,158
Ser. 14-149, Class IP, IO, 4.00%, 7/16/44	12,650,060	2,182,009
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44	9,617,344	1,274,298
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	1,589,615	294,259

Premier Income Trust 21

	Principal
MORTGAGE-BACKED SECURITIES (44.6%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	$7,127,824	$945,363
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	1,600,962	292,672
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	1,384,714	265,858
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	3,595,385	675,378
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
3.647%, 9/20/43	1,268,791	191,460
Ser. 17-165, Class IM, IO, 3.50%, 11/20/47	4,440,068	711,920
Ser. 17-118, Class KI, IO, 3.50%, 10/20/46	3,044,928	360,641
Ser. 16-48, Class MI, IO, 3.50%, 4/16/46	3,674,440	538,103
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	7,739,069	1,203,657
Ser. 15-111, Class IJ, IO, 3.50%, 8/20/45	5,055,400	751,000
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	7,752,744	1,282,805
Ser. 13-76, IO, 3.50%, 5/20/43	5,820,979	1,020,942
Ser. 13-28, IO, 3.50%, 2/20/43	1,789,032	292,381
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	2,799,916	459,046
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	4,078,922	669,188
Ser. 13-14, IO, 3.50%, 12/20/42	9,001,020	1,230,979
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	2,828,251	455,716
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	3,659,760	649,798
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	4,636,827	811,430
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	5,440,101	966,920
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	2,087,111	376,099
Ser. 15-62, Class IL, IO, 3.50%, 2/16/42	5,911,271	666,437
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	6,079,760	661,174
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	4,238,050	336,196
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	10,034,178	880,800
IFB Ser. 10-90, Class ES, IO, ((-1 x 1 Month US LIBOR) + 5.95%),
3.447%, 7/20/40	12,356,924	1,653,468
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%),
3.097%, 8/20/44	5,369,707	691,350
Ser. 17-H02, Class BI, IO, 3.001%, 1/20/67 W	6,626,143	811,703
Ser. 18-H02, Class EI, IO, 2.992%, 1/20/68 W	15,320,913	2,068,323
Ser. 18-H05, Class BI, IO, 2.501%, 2/20/68 W	10,943,025	1,470,469
Ser. 16-H22, Class AI, IO, 2.487%, 10/20/66 W	10,466,520	1,129,997
Ser. 16-H23, Class NI, IO, 2.424%, 10/20/66 W	28,530,160	3,183,966
Ser. 18-H03, Class XI, IO, 2.415%, 2/20/68 W	10,536,236	1,468,751
Ser. 18-H05, Class AI, IO, 2.413%, 2/20/68 W	6,241,501	838,702
Ser. 17-H06, Class BI, IO, 2.413%, 2/20/67 W	10,690,158	1,280,681
Ser. 17-H16, Class FI, IO, 2.24%, 8/20/67 W	7,799,946	935,993
Ser. 17-H08, Class NI, IO, 2.213%, 3/20/67 W	14,054,675	1,638,775
Ser. 16-H16, Class EI, IO, 2.21%, 6/20/66 W	7,731,330	865,136
Ser. 15-H20, Class CI, IO, 2.143%, 8/20/65 W	9,610,196	945,720
Ser. 17-H16, Class JI, IO, 2.106%, 8/20/67 W	20,630,615	2,862,498
Ser. 16-H17, Class KI, IO, 2.105%, 7/20/66 W	5,251,959	564,586
Ser. 15-H15, Class BI, IO, 2.067%, 6/20/65 W	5,559,993	513,215
Ser. 18-H15, Class KI, IO, 2.064%, 8/20/68 W	9,307,714	1,279,811
Ser. 17-H19, Class MI, IO, 2.04%, 4/20/67 W	5,310,817	606,495
Ser. 15-H24, Class AI, IO, 2.027%, 9/20/65 W	8,410,216	766,381

22 Premier Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (44.6%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 17-H12, Class QI, IO, 2.012%, 5/20/67 W	$9,521,028	$1,098,165
Ser. 16-H03, Class DI, IO, 2.006%, 12/20/65 W	8,914,582	813,456
Ser. 16-H18, Class QI, IO, 1.99%, 6/20/66 W	7,336,515	877,770
Ser. 17-H11, Class DI, IO, 1.844%, 5/20/67 W	9,648,622	1,097,531
Ser. 15-H25, Class EI, IO, 1.835%, 10/20/65 W	7,662,865	668,202
Ser. 15-H20, Class AI, IO, 1.815%, 8/20/65 W	8,234,726	734,538
Ser. 16-H06, Class DI, IO, 1.808%, 7/20/65	13,192,845	996,746
FRB Ser. 15-H08, Class CI, IO, 1.777%, 3/20/65 W	6,542,071	526,853
Ser. 16-H03, Class AI, IO, 1.763%, 1/20/66 W	8,539,430	789,897
Ser. 15-H23, Class BI, IO, 1.717%, 9/20/65 W	9,549,050	790,661
Ser. 17-H09, IO, 1.706%, 4/20/67 W	12,771,751	1,250,827
Ser. 16-H24, Class CI, IO, 1.677%, 10/20/66 W	6,888,864	552,625
Ser. 15-H10, Class BI, IO, 1.675%, 4/20/65 W	6,397,067	552,400
Ser. 16-H14, IO, 1.661%, 6/20/66 W	8,200,243	533,073
Ser. 13-H08, Class CI, IO, 1.659%, 2/20/63 W	11,966,241	643,784
Ser. 16-H09, Class BI, IO, 1.625%, 4/20/66 W	11,572,265	1,111,377
Ser. 17-H16, Class IG, IO, 1.588%, 7/20/67 W	19,072,100	1,859,530
Ser. 16-H06, Class CI, IO, 1.588%, 2/20/66 W	12,008,358	768,091
Ser. 14-H21, Class BI, IO, 1.531%, 10/20/64 W	11,016,574	753,534
Ser. 17-H16, Class IH, IO, 1.462%, 7/20/67 W	14,349,175	1,292,674
Ser. 16-H10, Class AI, IO, 1.412%, 4/20/66 W	18,801,015	1,309,359
Ser. 16-H02, Class HI, IO, 1.333%, 1/20/66 W	11,278,196	923,684
Ser. 15-H26, Class CI, IO, 0.885%, 8/20/65 W	22,574,096	246,058
Ser. 06-36, Class OD, PO, zero %, 7/16/36	3,921	3,228
		127,236,504
Commercial mortgage-backed securities (8.3%)
Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5,
Class XW, IO, zero %, 2/10/51 W	25,007,332	250
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.467%, 1/12/45 W	1,339,000	1,205,100
Ser. 05-PWR7, Class D, 5.304%, 2/11/41 W	1,026,000	1,027,775
Ser. 05-PWR7, Class B, 5.214%, 2/11/41 W	1,120,197	1,120,197
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 07-T28, Class D, 5.718%, 9/11/42 W	828,000	683,100
FRB Ser. 06-PW11, Class B, 5.279%, 3/11/39 W	1,091,922	775,101
FRB Ser. 06-PW11, Class C, 5.279%, 3/11/39 (In default) † W	1,554,000	196,224
FRB Ser. 06-PW14, Class XW, IO, 0.337%, 12/11/38 W	1,135,680	7,393
CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO,
zero %, 11/15/44 W	3,642,101	142
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.756%, 12/15/47 W	1,068,000	1,050,475
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47 W	2,275,000	2,073,774
COMM Mortgage Trust 144A
FRB Ser. 12-CR3, Class E, 4.753%, 10/15/45 W	613,000	533,592
Ser. 12-CR3, Class F, 4.75%, 10/15/45 W	1,755,510	1,303,119
Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX,
IO, 1.08%, 12/15/39 W	2,297,817	11,450

Premier Income Trust 23

	Principal
MORTGAGE-BACKED SECURITIES (44.6%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C4,
Class C, 6.274%, 9/15/39 W	$92,191	$92,191
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38
(Cayman Islands)	286,197	291,862
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D,
3.796%, 4/15/50 W	1,776,000	1,579,612
GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3,
Class B, 4.965%, 12/10/41	16,031	16,119
GS Mortgage Securities Corp. II 144A FRB Ser. 05-GG4, Class XC, IO,
1.432%, 7/10/39 W	879,772	528
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D,
4.529%, 9/10/47 W	2,127,000	1,880,360
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.818%, 2/15/47 W	2,670,000	2,414,716
FRB Ser. 13-C14, Class E, 4.566%, 8/15/46 W	1,277,000	1,049,976
FRB Ser. C14, Class D, 4.566%, 8/15/46 W	1,335,000	1,218,255
FRB Ser. 14-C18, Class E, 4.318%, 2/15/47 W	914,000	680,952
FRB Ser. 14-C25, Class D, 3.944%, 11/15/47 W	3,086,000	2,600,927
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	1,823,000	1,159,455
JPMorgan Chase Commercial Mortgage Securities Trust FRB
Ser. 13-LC11, Class D, 4.169%, 4/15/46 W	948,000	806,338
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.297%, 2/12/51 W	391,350	391,350
FRB Ser. 07-CB20, Class E, 6.297%, 2/12/51 W	757,000	755,108
FRB Ser. 11-C3, Class F, 5.66%, 2/15/46 W	1,113,000	1,089,598
FRB Ser. 12-C6, Class E, 5.14%, 5/15/45 W	1,115,000	1,001,967
FRB Ser. 12-C8, Class E, 4.652%, 10/15/45 W	273,000	261,018
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 W	1,807,000	1,417,751
FRB Ser. 07-CB20, Class X1, IO, zero %, 2/12/51 W	6,424,222	64
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C,
3.128%, 4/20/48 W	977,000	883,384
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X,
IO, 6.194%, 12/15/49 W	647,138	502
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C,
5.324%, 12/12/49 W	1,413,137	1,333,860
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C10, Class E, 4.082%, 7/15/46 W	2,860,000	2,355,462
FRB Ser. 13-C10, Class F, 4.082%, 7/15/46 W	1,164,000	952,977
Ser. 14-C15, Class F, 4.00%, 4/15/47	520,000	421,032
Ser. 14-C17, Class E, 3.50%, 8/15/47	1,025,000	743,906
Ser. 14-C18, Class D, 3.389%, 10/15/47	434,000	338,694
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44 W	995,834	273,516
Ser. 06-HQ10, Class B, 5.448%, 11/12/41 W	1,600,000	1,513,114
Morgan Stanley Capital I Trust 144A FRB Ser. 08-T29, Class F,
6.288%, 1/11/43 W	467,420	463,120
STRIPS CDO 144A Ser. 03-1A, Class N, IO, 5.00%, 3/24/19 (Cayman
Islands) (In default) † W	376,000	38
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E,
8.00%, 12/28/38	1,081,996	84,864

24 Premier Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (44.6%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F,
4.892%, 5/10/63 W	$1,476,000	$1,046,670
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.384%, 6/15/45 W	16,508	16,772
FRB Ser. 07-C34, IO, 0.119%, 5/15/46 W	4,451,182	1,558
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 04-C15,
Class G, 5.395%, 10/15/41 W	1,500,000	1,093,245
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.286%, 7/15/46 W	456,000	406,568
Ser. 14-LC16, Class D, 3.938%, 8/15/50	2,218,000	1,826,179
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class F, 5.00%, 6/15/44 W	2,560,000	1,876,726
FRB Ser. 12-C9, Class E, 4.78%, 11/15/45 W	787,000	680,022
FRB Ser. 12-C10, Class D, 4.441%, 12/15/45 W	1,141,000	1,005,863
Ser. 13-C12, Class E, 3.50%, 3/15/48	412,000	327,046
		46,340,957
Residential mortgage-backed securities (non-agency) (13.3%)
BCAP, LLC Trust 144A FRB Ser. 12-RR5, Class 4A8, (1 Month
US LIBOR + 0.17%), 2.676%, 6/26/35	37,827	37,698
Bear Stearns Alt-A Trust
FRB Ser. 04-3, Class B, (1 Month US LIBOR + 2.93%),
5.435%, 4/25/34	502,278	540,329
FRB Ser. 05-7, Class 21A1, 4.427%, 9/25/35 W	418,567	389,666
Chevy Chase Funding LLC Mortgage-Backed Certificates 144A FRB
Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 2.69%, 11/25/47	546,193	447,360
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR5, Class 1A1A, 4.362%, 4/25/37 W	417,976	420,125
FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%),
2.86%, 3/25/37	2,639,478	2,232,816
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%),
3.212%, 8/25/46	500,943	441,934
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%),
3.192%, 6/25/46	886,672	825,040
FRB Ser. 06-OA7, Class 1A1, 2.949%, 6/25/46 W	1,507,952	1,294,276
FRB Ser. 05-38, Class A3, (1 Month US LIBOR + 0.35%),
2.86%, 9/25/35	951,725	875,928
FRB Ser. 06-45T1, Class 2A7, (1 Month US LIBOR + 0.34%),
2.85%, 2/25/37	875,624	499,970
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%),
2.836%, 11/20/35	2,372,405	2,227,742
FRB Ser. 07-OH1, Class A1D, (1 Month US LIBOR + 0.21%),
2.72%, 4/25/47	899,830	791,426
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.19%),
2.70%, 8/25/46	763,064	648,604
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.19%),
2.70%, 8/25/46	1,052,699	910,584
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%),
2.70%, 8/25/46	5,121,311	4,371,295
Deutsche Alt-A Securities Mortgage Loan Trust FRB Ser. 06-AR4,
Class A2, (1 Month US LIBOR + 0.19%), 2.70%, 12/25/36	976,185	577,318

Premier Income Trust 25

	Principal
MORTGAGE-BACKED SECURITIES (44.6%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B,
(1 Month US LIBOR + 10.50%), 13.01%, 5/25/28	$829,703	$1,096,169
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B,
(1 Month US LIBOR + 10.00%), 12.506%, 7/25/28	2,026,660	2,633,811
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B,
(1 Month US LIBOR + 9.35%), 11.86%, 4/25/28	1,489,427	1,880,309
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B,
(1 Month US LIBOR + 7.55%), 10.06%, 12/25/27	1,041,461	1,182,209
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1,
(1 Month US LIBOR + 4.95%), 7.46%, 7/25/29	570,000	626,690
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3,
(1 Month US LIBOR + 3.85%), 6.36%, 3/25/29	640,000	709,441
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2,
(1 Month US LIBOR + 2.30%), 4.806%, 9/25/30	2,843,000	2,802,295
Federal Home Loan Mortgage Corporation 144A Structured
Agency Credit Risk Debt FRN Ser. 18-DNA2, Class B1, (1 Month
US LIBOR + 3.70%), 6.21%, 12/25/30	1,500,000	1,410,892
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B,
(1 Month US LIBOR + 12.25%), 14.76%, 9/25/28	2,313,890	3,329,504
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B,
(1 Month US LIBOR + 11.75%), 14.26%, 10/25/28	1,297,728	1,835,736
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B,
(1 Month US LIBOR + 11.75%), 14.26%, 8/25/28	1,206,432	1,644,183
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B,
(1 Month US LIBOR + 10.75%), 13.26%, 1/25/29	269,453	339,906
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2,
(1 Month US LIBOR + 5.90%), 8.41%, 10/25/28	4,162,115	4,694,857
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2,
(1 Month US LIBOR + 5.70%), 8.21%, 4/25/28	3,935,221	4,502,694
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2,
(1 Month US LIBOR + 5.55%), 8.06%, 4/25/28	566,385	636,705
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1,
(1 Month US LIBOR + 5.50%), 8.01%, 9/25/29	1,659,000	1,874,427
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2,
(1 Month US LIBOR + 5.00%), 7.51%, 7/25/25	3,487,258	3,922,917
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2,
(1 Month US LIBOR + 5.00%), 7.51%, 7/25/25	1,299,485	1,435,418
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1,
(1 Month US LIBOR + 4.85%), 7.36%, 10/25/29	1,810,000	1,995,075
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2,
(1 Month US LIBOR + 4.25%), 6.76%, 4/25/29	167,000	185,873
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2,
(1 Month US LIBOR + 4.00%), 6.51%, 5/25/25	133,956	145,638
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2,
(1 Month US LIBOR + 3.65%), 6.16%, 9/25/29	500,000	538,418
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1,
(1 Month US LIBOR + 3.60%), 6.11%, 1/25/30	314,000	317,161
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1,
(1 Month US LIBOR + 3.55%), 6.06%, 7/25/30	1,972,000	1,939,985

26 Premier Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (44.6%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2,
(1 Month US LIBOR + 3.55%), 6.06%, 7/25/29	$370,000	$398,804
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2,
(1 Month US LIBOR + 2.80%), 5.31%, 2/25/30	310,000	316,455
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M2,
(1 Month US LIBOR + 2.55%), 5.06%, 12/25/30	650,000	654,086
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2M2,
(1 Month US LIBOR + 2.10%), 4.61%, 3/25/31	530,000	518,905
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month
US LIBOR + 0.31%), 2.82%, 5/25/37	1,086,470	798,607
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month
US LIBOR + 0.52%), 3.026%, 5/19/35	588,017	371,439
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO,
(1 Month US LIBOR + 0.20%), 2.71%, 6/25/37	928,499	526,923
MortgageIT Trust FRB Ser. 05-3, Class M2, (1 Month US LIBOR
+ 0.80%), 3.305%, 8/25/35	299,305	285,217
Oaktown Re, Ltd. 144A
FRB Ser. 17-1A, Class B1, (1 Month US LIBOR + 6.00%), 8.26%,
4/25/27 (Bermuda)	550,000	574,750
FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 5.36%,
7/25/28 (Bermuda)	2,230,000	2,218,850
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR
+ 2.70%), 5.21%, 3/25/28 (Bermuda)	620,000	615,350
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%),
2.72%, 8/25/36	1,084,989	965,640
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%),
2.69%, 1/25/37	1,278,325	1,151,032
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR14, Class 1A2, 4.212%, 12/25/35 W	400,382	391,699
FRB Ser. 05-AR10, Class 1A3, 4.121%, 9/25/35 W	964,753	965,909
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%),
3.00%, 10/25/45	1,905,173	1,811,765
FRB Ser. 05-AR19, Class A1C4, (1 Month US LIBOR + 0.40%),
2.91%, 12/25/45	703,238	691,107
FRB Ser. 05-AR19, Class A1B3, (1 Month US LIBOR + 0.35%),
2.86%, 12/25/45	477,743	460,243
Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 06-AR2, Class 1A1, 4.741%, 3/25/36 W	356,707	353,140
FRB Ser. 06-AR5, Class 1A1, 4.242%, 4/25/36 W	384,510	388,355
		73,670,700
Total mortgage-backed securities (cost $246,922,427)		$247,248,161

	Principal
CORPORATE BONDS AND NOTES (30.1%)*	amount	Value
Basic materials (3.7%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes
7.875%, 8/15/23	$429,000	$457,371
Allegheny Technologies, Inc. sr. unsec. unsub. notes
5.95%, 1/15/21	85,000	86,149

Premier Income Trust 27

		Principal
CORPORATE BONDS AND NOTES (30.1%)* cont.		amount	Value
Basic materials cont.
Alpha 2 BV 144A sr. unsec. notes 8.75%, 6/1/23 (Netherlands) ‡‡		$260,000	$251,550
Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec.
notes 6.25%, 2/1/25 (Netherlands)		240,000	226,800
ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)		52,000	56,095
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		305,000	334,078
Axalta Coating Systems, LLC 144A company guaranty sr. unsec.
unsub. notes 4.875%, 8/15/24		720,000	702,900
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 11/1/25		212,000	197,425
Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub.
notes 6.375%, 10/1/23		242,000	249,255
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr.
notes 7.25%, 9/1/25		498,000	522,900
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		402,000	383,408
Boise Cascade Co. 144A company guaranty sr. unsec. notes
5.625%, 9/1/24		547,000	529,223
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes
5.625%, 9/1/24		391,000	372,916
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24		360,000	351,677
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		690,000	636,525
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%,
4/1/24 (Mexico)		485,000	494,220
Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%,
1/11/25 (Mexico)		200,000	200,750
CF Industries, Inc. company guaranty sr. unsec. bonds
4.95%, 6/1/43		533,000	441,884
Chemours Co. (The) company guaranty sr. unsec. notes
5.375%, 5/15/27		122,000	117,120
Chemours Co. (The) company guaranty sr. unsec. unsub. notes
7.00%, 5/15/25		136,000	141,950
Cleveland-Cliffs, Inc. company guaranty sr. unsec. notes
5.75%, 3/1/25		101,000	97,718
Compass Minerals International, Inc. 144A company guaranty sr.
unsec. notes 4.875%, 7/15/24		611,000	568,230
Constellium NV 144A company guaranty sr. unsec. notes 5.875%,
2/15/26 (Netherlands)		500,000	477,500
Constellium NV 144A company guaranty sr. unsec. notes 5.75%,
5/15/24 (Netherlands)		425,000	413,313
Cornerstone Chemical Co. 144A company guaranty sr. notes
6.75%, 8/15/24		66,000	62,205
CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes
8.00%, 10/1/21		222,000	216,450
Diamond (BC) BV 144A sr. unsec. notes 5.625%, 8/15/25	EUR	495,000	502,695
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec.
notes 7.50%, 4/1/25 (Canada)		$485,000	452,263
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec.
notes 6.875%, 3/1/26 (Canada)		295,000	267,344
Flex Acquistion Co., Inc. 144A sr. unsec. notes 7.875%, 7/15/26		210,000	199,500
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes
6.875%, 2/15/23 (Indonesia)		340,000	355,300

28 Premier Income Trust

	Principal
CORPORATE BONDS AND NOTES (30.1%)* cont.	amount	Value
Basic materials cont.
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub.
notes 5.45%, 3/15/43 (Indonesia)	$151,000	$129,860
GCP Applied Technologies, Inc. 144A sr. unsec. notes
5.50%, 4/15/26	714,000	709,538
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27	244,000	245,525
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26	368,000	336,720
James Hardie International Finance DAC 144A sr. unsec. bonds
5.00%, 1/15/28 (Ireland)	200,000	180,000
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22	141,000	145,914
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes
4.875%, 9/15/24	283,000	277,694
Mercer International, Inc. company guaranty sr. unsec. notes
7.75%, 12/1/22 (Canada)	106,000	110,240
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)	214,000	216,221
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)	160,000	148,400
Mercer International, Inc. 144A sr. unsec. notes 7.375%,
1/15/25 (Canada)	65,000	66,138
NCI Building Systems, Inc. 144A company guaranty sr. unsec. sub.
notes 8.00%, 4/15/26	304,000	286,900
New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes
6.25%, 11/15/22 (Canada)	121,000	111,623
Novelis Corp. 144A company guaranty sr. unsec. notes
6.25%, 8/15/24	1,015,000	1,021,344
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25	365,000	347,663
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec.
unsub. notes 7.50%, 11/20/25 (Ireland)	403,000	460,931
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes
8.00%, 10/1/26 (Netherlands)	365,000	360,894
Steel Dynamics, Inc. company guaranty sr. unsec. notes
5.00%, 12/15/26	812,000	807,940
Steel Dynamics, Inc. company guaranty sr. unsec. notes
4.125%, 9/15/25	95,000	90,250
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 10/1/24	110,000	113,553
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5.25%, 4/15/23	45,000	45,563
Syngenta Finance NV 144A company guaranty sr. unsec. unsub.
notes 5.182%, 4/24/28 (Switzerland)	575,000	547,652
Syngenta Finance NV 144A company guaranty sr. unsec. unsub.
notes 4.892%, 4/24/25 (Switzerland)	325,000	318,156
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes
3.75%, 2/1/23 (Canada)	63,000	61,583
TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25	385,000	361,900
TopBuild Corp. 144A company guaranty sr. unsec. notes
5.625%, 5/1/26	354,000	330,990
Tronox Finance PLC 144A company guaranty sr. unsec. notes
5.75%, 10/1/25 (United Kingdom)	125,000	108,125
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes
6.375%, 6/1/24	339,000	329,169
Univar USA, Inc. 144A company guaranty sr. unsec. notes
6.75%, 7/15/23	271,000	278,453

Premier Income Trust 29

		Principal
CORPORATE BONDS AND NOTES (30.1%)* cont.		amount	Value
Basic materials cont.
USG Corp. 144A company guaranty sr. unsec. bonds
4.875%, 6/1/27		$379,000	$385,291
USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25		218,000	221,815
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes
5.625%, 10/1/24		270,000	280,800
Zekelman Industries, Inc. 144A company guaranty sr. notes
9.875%, 6/15/23		489,000	519,563
			20,323,122
Capital goods (1.7%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes
4.75%, 10/1/27		757,000	704,010
ARD Securities Finance SARL 144A sr. notes 8.75% (8.75%), 1/31/23
(Luxembourg) ‡‡		218,287	191,001
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A
company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)		355,000	366,981
Berry Global, Inc. company guaranty notes 5.50%, 5/15/22		240,000	241,570
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23		154,000	154,436
Berry Global, Inc. 144A notes 4.50%, 2/15/26		85,000	80,113
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		110,000	116,600
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)		421,000	408,370
Briggs & Stratton Corp. company guaranty sr. unsec. notes
6.875%, 12/15/20		369,000	376,841
Covanta Holding Corp. sr. unsec. notes 6.00%, 1/1/27		125,000	119,688
Crown Americas, LLC/Crown Americas Capital Corp. VI company
guaranty sr. unsec. notes 4.75%, 2/1/26		315,000	308,700
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds
7.375%, 12/15/26		347,000	378,664
Gates Global, LLC/Gates Global Co. 144A company guaranty sr.
unsec. notes 6.00%, 7/15/22		343,000	344,286
GFL Environmental, Inc. 144A sr. unsec. notes 5.375%,
3/1/23 (Canada)		190,000	178,600
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec.
notes 8.00%, 5/15/22		669,000	689,070
Hulk Finance Corp. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)		483,000	444,360
Novafives SAS sr. notes Ser. REGS, 5.00%, 6/15/25 (France)	EUR	200,000	194,342
Oshkosh Corp. company guaranty sr. unsec. sub. notes
5.375%, 3/1/25		$215,000	218,225
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes
6.625%, 4/15/27		187,000	181,858
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes
4.875%, 12/15/25		675,000	651,375
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes
6.125%, 11/1/26		180,000	185,400
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes
6.125%, 10/1/26		695,000	702,214
Tennant Co. company guaranty sr. unsec. unsub. notes
5.625%, 5/1/25		230,000	227,125
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec.
notes 7.75%, 4/15/26 (Canada)		105,000	91,875
TransDigm, Inc. company guaranty sr. unsec. sub. notes
6.50%, 5/15/25		81,000	78,570

30 Premier Income Trust

		Principal
CORPORATE BONDS AND NOTES (30.1%)* cont.		amount	Value
Capital goods cont.
TransDigm, Inc. company guaranty sr. unsec. sub. notes
6.375%, 6/15/26		$361,000	$347,463
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		50,000	50,750
Trident Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 11/1/25		209,000	194,370
Vertiv Group Corp. 144A sr. unsec. notes 9.25%, 10/15/24		273,000	253,890
Vertiv Intermediate Holding Corp. 144A sr. unsec. notes 12.00%,
2/15/22 ‡‡		120,000	114,300
Wabash National Corp. 144A company guaranty sr. unsec. notes
5.50%, 10/1/25		678,000	616,980
			9,212,027
Communication services (3.5%)
Altice Financing SA 144A company guaranty sr. notes 6.625%,
2/15/23 (Luxembourg)		400,000	401,000
Altice Financing SA 144A company guaranty sr. unsub. notes
7.50%, 5/15/26 (Luxembourg)		200,000	189,500
Altice France SA 144A sr. bonds 6.25%, 5/15/24 (France)		450,000	439,875
Altice Luxembourg SA company guaranty sr. unsec. sub. notes
Ser. REGS, 6.25%, 2/15/25 (Luxembourg)	EUR	200,000	197,473
Altice Luxembourg SA 144A company guaranty sr. unsec. notes
7.75%, 5/15/22 (Luxembourg)		$800,000	775,000
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company
guaranty sr. unsec. bonds 5.50%, 5/1/26		655,000	653,363
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company
guaranty sr. unsec. notes 5.875%, 4/1/24		203,000	207,821
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
notes 5.75%, 2/15/26		112,000	113,680
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
unsub. notes 5.125%, 5/1/23		815,000	825,905
CommScope Technologies, LLC 144A company guaranty sr. unsec.
notes 6.00%, 6/15/25		859,000	809,608
CommScope Technologies, LLC 144A company guaranty sr. unsec.
unsub. notes 5.00%, 3/15/27		183,000	155,989
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		795,000	763,200
CSC Holdings, LLC 144A sr. unsec. notes 7.75%, 7/15/25		435,000	455,663
CSC Holdings, LLC 144A sr. unsec. unsub. notes 7.50%, 4/1/28		860,000	883,650
CSC Holdings, LLC 144A sr. unsec. unsub. notes 5.125%, 12/15/21		666,000	667,032
CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23		860,000	928,628
Digicel Group Two Ltd. 144A company guaranty sr. unsec. notes
6.75%, 3/1/23 (Jamaica)		445,000	363,788
DISH DBS Corp. company guaranty sr. unsec. unsub. notes
5.875%, 11/15/24		864,000	716,040
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27 R		372,000	372,930
Equinix, Inc. sr. unsec. unsub. notes 5.875%, 1/15/26 R		85,000	87,788
Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25		298,000	192,024
Frontier Communications Corp. 144A company guaranty notes
8.50%, 4/1/26		420,000	381,045
Intelsat Connect Finance SA 144A company guaranty sr. unsec.
notes 9.50%, 2/15/23 (Luxembourg)		945,000	883,575
Intelsat Jackson Holdings SA 144A company guaranty sr. notes
8.00%, 2/15/24 (Bermuda)		15,000	15,619

Premier Income Trust 31

		Principal
CORPORATE BONDS AND NOTES (30.1%)* cont.		amount	Value
Communication services cont.
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%,
7/15/25 (Bermuda)		$593,000	$617,461
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes
5.625%, 2/1/23		146,000	146,730
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes
5.25%, 3/15/26		598,000	580,239
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%,
1/15/23 (Canada)		88,000	91,080
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes
6.875%, 11/15/28		998,000	990,515
Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20		238,000	246,925
Sprint Corp. company guaranty sr. unsec. sub. notes
7.875%, 9/15/23		929,000	987,063
Sprint Corp. company guaranty sr. unsec. sub. notes
7.25%, 9/15/21		465,000	488,250
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint
Spectrum Co. III, LLC 144A company guaranty sr. notes
3.36%, 9/20/21		199,375	198,278
T-Mobile USA, Inc. company guaranty sr. unsec. notes
6.375%, 3/1/25		505,000	523,938
T-Mobile USA, Inc. company guaranty sr. unsec. notes
6.00%, 3/1/23		291,000	298,275
T-Mobile USA, Inc. company guaranty sr. unsec. notes
5.375%, 4/15/27		74,000	74,555
T-Mobile USA, Inc. company guaranty sr. unsec. notes
4.00%, 4/15/22		100,000	98,750
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds
4.75%, 2/1/28		295,000	282,831
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
4.50%, 2/1/26		125,000	121,875
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
company guaranty sr. bonds Ser. REGS, 6.25%, 1/15/29 (Germany)	EUR	639,000	804,414
UPC Holding BV 144A sr. notes 5.50%, 1/15/28 (Netherlands)		$200,000	184,000
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%,
7/15/22 (Canada)		662,000	675,240
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%,
4/15/27 (Canada)		170,000	170,425
Virgin Media Secured Finance PLC company guaranty sr. notes
Ser. REGS, 5.125%, 1/15/25 (United Kingdom)	GBP	100,000	132,361
Virgin Media Secured Finance PLC 144A company guaranty sr.
bonds 5.00%, 4/15/27 (United Kingdom)	GBP	255,000	323,655
Ziggo Bond Co., BV 144A sr. unsec. bonds 4.625%,
1/15/25 (Netherlands)	EUR	115,000	132,849
			19,649,905
Consumer cyclicals (5.2%)
AMC Entertainment Holdings, Inc. company guaranty sr. unsec.
notes 6.125%, 5/15/27		$618,000	550,020
AMC Entertainment Holdings, Inc. company guaranty sr. unsec.
sub. notes 5.875%, 11/15/26		120,000	108,000
AMC Entertainment Holdings, Inc. company guaranty sr. unsec.
sub. notes 5.75%, 6/15/25		355,000	327,452

32 Premier Income Trust

		Principal
CORPORATE BONDS AND NOTES (30.1%)* cont.		amount	Value
Consumer cyclicals cont.
American Builders & Contractors Supply Co., Inc. 144A company
guaranty sr. unsec. notes 5.875%, 5/15/26		$85,000	$85,183
American Builders & Contractors Supply Co., Inc. 144A sr. unsec.
notes 5.75%, 12/15/23		198,000	203,693
Boyd Gaming Corp. company guaranty sr. unsec. notes
6.00%, 8/15/26		350,000	350,000
Brookfield Residential Properties, Inc./Brookfield Residential
US Corp. 144A company guaranty sr. unsec. notes 6.125%,
7/1/22 (Canada)		94,000	92,003
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26		275,000	275,000
CBS Radio, Inc. 144A company guaranty sr. unsec. notes
7.25%, 11/1/24		776,000	731,380
Cinemark USA, Inc. company guaranty sr. unsec. notes
5.125%, 12/15/22		165,000	164,588
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes
4.875%, 6/1/23		420,000	415,800
Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. unsub. notes 6.50%, 11/15/22		280,000	286,300
Codere Finance 2 Luxembourg SA company guaranty sr. notes
Ser. REGS, 6.75%, 11/1/21 (Luxembourg)	EUR	200,000	212,630
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		$884,000	849,745
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr.
unsec. notes 5.25%, 10/15/25		465,000	435,356
Eldorado Resorts, Inc. 144A company guaranty sr. unsec. notes
6.00%, 9/15/26		50,000	49,875
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes
7.00%, 8/1/23		163,000	170,335
Gartner, Inc. 144A company guaranty sr. unsec. notes
5.125%, 4/1/25		530,000	527,350
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27		424,000	439,010
Gray Television, Inc. 144A company guaranty sr. unsec. notes
5.875%, 7/15/26		223,000	219,098
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes
4.625%, 5/15/24		320,000	314,000
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
company guaranty sr. unsec. notes 4.875%, 4/1/27		450,000	444,848
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		481,000	478,427
iHeartCommunications, Inc. company guaranty sr. notes 9.00%,
12/15/19 (In default) †		674,000	451,580
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28
(United Kingdom)		145,000	142,825
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25
(United Kingdom)		600,000	599,250
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%,
3/1/26 (United Kingdom)		75,000	71,438
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds
5.25%, 3/15/28 R		73,000	67,890
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes
4.875%, 9/15/27 R		591,000	544,459
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company
guaranty notes 10.25%, 11/15/22		854,000	920,185

Premier Income Trust 33

	Principal
CORPORATE BONDS AND NOTES (30.1%)* cont.	amount	Value
Consumer cyclicals cont.
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company
guaranty sr. notes 6.75%, 11/15/21	$505,000	$521,413
Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24	120,000	126,036
JC Penney Corp., Inc. company guaranty sr. unsec. unsub. bonds
7.40%, 4/1/37	235,000	85,188
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes
4.875%, 12/15/27	170,000	150,450
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes
4.625%, 12/15/25	195,000	176,963
Lennar Corp. company guaranty sr. unsec. sub. notes
5.875%, 11/15/24	180,000	184,275
Lions Gate Capital Holdings, LLC 144A company guaranty sr.
unsec. notes 5.875%, 11/1/24	404,000	396,930
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes
6.375%, 2/1/24	255,000	257,550
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec.
sub. notes 5.625%, 3/15/26	679,000	685,790
Mattamy Group Corp. 144A sr. unsec. notes 6.875%,
12/15/23 (Canada)	$353,000	343,257
Mattamy Group Corp. 144A sr. unsec. notes 6.50%,
10/1/25 (Canada)	257,000	238,368
Meredith Corp. 144A sr. unsec. notes 6.875%, 2/1/26	445,000	458,350
MGM Resorts International company guaranty sr. unsec. unsub.
notes 6.625%, 12/15/21	337,000	355,535
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25	614,000	614,000
Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub.
notes 8.75%, 10/15/21	313,815	142,001
Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub.
notes 8.00%, 10/15/21	220,000	99,550
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec.
notes 5.625%, 8/1/24	1,142,000	1,104,885
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr.
unsec. notes 5.00%, 2/1/25 (Luxembourg)	177,000	175,673
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty
sr. unsec. sub. notes 5.00%, 4/15/22	476,000	475,286
Outfront Media Capital, LLC/Outfront Media Capital Corp.
company guaranty sr. unsec. sub. notes 5.875%, 3/15/25	315,000	318,150
Owens Corning company guaranty sr. unsec. notes 4.20%, 12/1/24	296,000	292,375
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	240,000	225,600
Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 5.75%, 10/1/22	439,000	445,585
Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 5.50%, 5/15/26	241,000	235,578
Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 5.375%, 12/1/24	290,000	286,375
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes
7.875%, 6/15/32	264,000	279,840
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 3/1/26	400,000	402,000
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes
6.25%, 5/15/26	224,000	220,080

34 Premier Income Trust

		Principal
CORPORATE BONDS AND NOTES (30.1%)* cont.		amount	Value
Consumer cyclicals cont.
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
144A sr. notes 6.125%, 8/15/21		$515,000	$512,425
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23		339,000	343,238
Scientific Games International, Inc. company guaranty sr. unsec.
notes 10.00%, 12/1/22		1,063,000	1,117,479
Sinclair Television Group, Inc. 144A company guaranty sr. unsec.
sub. notes 5.625%, 8/1/24		223,000	215,976
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes
6.00%, 7/15/24		263,000	272,534
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		819,000	791,359
Six Flags Entertainment Corp. 144A company guaranty sr. unsec.
bonds 5.50%, 4/15/27		495,000	491,288
Six Flags Entertainment Corp. 144A company guaranty sr. unsec.
unsub. notes 4.875%, 7/31/24		600,000	594,000
Spectrum Brands, Inc. company guaranty sr. unsec. notes
5.75%, 7/15/25		240,000	236,472
Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes
6.625%, 11/15/22		25,000	25,594
Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25		333,000	334,665
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		410,000	406,925
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		25,000	22,633
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP
Gaming Finance Corp. 144A company guaranty sr. unsub. notes
5.875%, 5/15/25		275,000	263,313
Takko Luxembourg 2 SCA company guaranty sr. notes Ser. REGS,
5.375%, 11/15/23 (Luxembourg)	EUR	100,000	83,607
Tendam Brands SAU sr. notes Ser. REGS, 5.00%, 9/15/24 (Spain)	EUR	200,000	220,489
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty
sr. unsec. unsub. notes 5.875%, 6/15/24		$314,000	302,618
Tribune Media Co. company guaranty sr. unsec. notes
5.875%, 7/15/22		282,000	286,935
Univision Communications, Inc. 144A company guaranty sr. notes
5.125%, 5/15/23		495,000	462,825
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes
6.00%, 2/1/23		420,000	390,600
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr.
unsec. notes 8.75%, 7/15/25		394,000	346,720
WMG Acquisition Corp. 144A company guaranty sr. notes
5.00%, 8/1/23		52,000	51,610
WMG Acquisition Corp. 144A company guaranty sr. unsec. notes
5.50%, 4/15/26		395,000	390,063
Wolverine World Wide, Inc. 144A company guaranty sr. unsec.
bonds 5.00%, 9/1/26		229,000	217,092
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec.
notes 5.375%, 4/15/26		250,000	250,313
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company
guaranty sr. unsec. sub. notes 5.25%, 5/15/27		612,000	572,220
			29,027,796

Premier Income Trust 35

		Principal
CORPORATE BONDS AND NOTES (30.1%)* cont.		amount	Value
Consumer staples (1.3%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty
notes 5.00%, 10/15/25 (Canada)		$385,000	$372,006
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr.
notes 4.625%, 1/15/22 (Canada)		170,000	170,000
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr.
sub. notes 4.25%, 5/15/24 (Canada)		275,000	266,063
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/
Albertson’s, LLC 144A company guaranty sr. unsec. notes
7.50%, 3/15/26		125,000	125,313
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		362,000	362,000
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes
8.50%, 7/15/25		310,000	277,063
CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes
8.00%, 2/15/22		241,000	209,670
EI Group PLC sr. unsec. notes 7.50%, 3/15/24 (United Kingdom)	GBP	160,000	211,887
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes
7.75%, 1/15/27		$25,000	25,759
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub.
notes 6.375%, 7/15/26		100,000	97,250
Europcar Mobility Group SA sr. notes Ser. REGS, 4.125%,
11/15/24 (France)	EUR	200,000	225,440
Fresh Market, Inc. (The) 144A company guaranty sr. notes
9.75%, 5/1/23		$264,000	198,000
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes
8.75%, 10/1/25		629,000	644,725
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		505,000	505,000
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		737,000	702,693
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC
144A company guaranty sr. unsec. notes 5.25%, 6/1/26		295,000	298,688
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC
144A company guaranty sr. unsec. notes 5.00%, 6/1/24		295,000	295,738
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC
144A company guaranty sr. unsec. notes 4.75%, 6/1/27		180,000	174,375
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.875%, 11/1/26		350,000	347,025
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.625%, 11/1/24		85,000	84,575
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		416,000	407,763
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		265,000	252,081
Netflix, Inc. 144A sr. unsec. bonds 6.375%, 5/15/29		135,000	139,050
Netflix, Inc. 144A sr. unsec. unsub. bonds 5.875%, 11/15/28		270,000	273,713
Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes
6.125%, 4/1/23		470,000	396,563
			7,062,440
Energy (6.2%)
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)		70,000	71,750
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. company
guaranty sr. unsec. notes 7.875%, 12/15/24		812,000	560,524
Antero Resources Corp. company guaranty sr. unsec. notes
5.625%, 6/1/23		213,000	212,468

36 Premier Income Trust

	Principal
CORPORATE BONDS AND NOTES (30.1%)* cont.	amount	Value
Energy cont.
Antero Resources Corp. company guaranty sr. unsec. sub. notes
5.375%, 11/1/21	$324,000	$325,636
Antero Resources Corp. company guaranty sr. unsec. sub. notes
5.125%, 12/1/22	38,000	37,953
Apergy Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26	389,000	382,679
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr.
unsec. notes 10.00%, 4/1/22	141,000	150,694
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr.
unsec. notes 7.00%, 11/1/26	151,000	145,715
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes
5.625%, 6/1/24 (Canada)	365,000	328,500
California Resources Corp. company guaranty sr. unsec. sub. notes
5.00%, 1/15/20	210,000	192,150
California Resources Corp. 144A company guaranty notes
8.00%, 12/15/22	457,000	368,744
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes
5.875%, 3/31/25	608,000	640,504
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes
5.125%, 6/30/27	370,000	373,700
Chesapeake Energy Corp. company guaranty sr. unsec. notes
8.00%, 6/15/27	114,000	109,155
Chesapeake Energy Corp. company guaranty sr. unsec. notes
8.00%, 1/15/25	253,000	254,579
Chesapeake Energy Corp. company guaranty sr. unsec. notes
5.75%, 3/15/23	58,000	54,520
Comstock Resources Inc. 144A company guaranty sr. unsec. notes
9.75%, 8/15/26	288,000	266,400
Continental Resources, Inc. company guaranty sr. unsec. bonds
4.90%, 6/1/44	199,000	189,495
Continental Resources, Inc. company guaranty sr. unsec. notes
3.80%, 6/1/24	103,000	101,770
Covey Park Energy, LLC/Covey Park Finance Corp. 144A company
guaranty sr. unsec. notes 7.50%, 5/15/25	793,000	733,525
CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes
5.625%, 10/15/25	245,000	235,200
DCP Midstream Operating LP company guaranty sr. unsec. unsub.
notes 5.375%, 7/15/25	490,000	499,800
DCP Midstream Operating LP 144A company guaranty sr. unsec.
unsub. bonds 6.75%, 9/15/37	169,000	172,380
Denbury Resources, Inc. 144A company guaranty notes
9.00%, 5/15/21	276,000	273,240
Denbury Resources, Inc. 144A notes 7.50%, 2/15/24	103,000	90,125
Diamondback Energy, Inc. company guaranty sr. unsec. unsub.
notes 5.375%, 5/31/25	714,000	731,350
Diamondback Energy, Inc. company guaranty sr. unsec. unsub.
notes 4.75%, 11/1/24	140,000	139,650
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec.
bonds 5.75%, 1/30/28	499,000	526,445
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec.
notes 5.50%, 1/30/26	135,000	140,063

Premier Income Trust 37

	Principal
CORPORATE BONDS AND NOTES (30.1%)* cont.	amount	Value
Energy cont.
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%,
perpetual maturity	$615,000	$547,552
Ensco PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)	223,000	179,097
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company
guaranty notes 9.375%, 5/1/24	551,000	293,408
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company
guaranty notes 8.00%, 2/15/25	195,000	96,281
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company
guaranty sr. notes 8.00%, 11/29/24	103,000	82,400
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company
guaranty sr. notes 7.75%, 5/15/26	275,000	253,344
Hess Infrastructure Partners LP/Hess Infrastructure Partners
Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26	543,000	537,570
Holly Energy Partners LP/Holly Energy Finance Corp. 144A
company guaranty sr. unsec. notes 6.00%, 8/1/24	510,000	515,100
Indigo Natural Resources, LLC 144A sr. unsec. notes
6.875%, 2/15/26	306,000	267,750
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%,
3/31/24 (Canada)	50,000	44,125
MEG Energy Corp. 144A company guaranty sr. unsec. notes
6.375%, 1/30/23 (Canada)	97,000	85,845
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)	283,000	278,048
Nabors Industries, Inc. company guaranty sr. unsec. notes
5.75%, 2/1/25	315,000	274,050
Nabors Industries, Inc. company guaranty sr. unsec. notes
5.50%, 1/15/23	40,000	36,000
Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26	859,000	882,623
Nine Energy Service, Inc. 144A sr. unsec. notes 8.75%, 11/1/23	130,000	130,325
Noble Holding International, Ltd. company guaranty sr. unsec.
unsub. notes 7.75%, 1/15/24	124,000	104,160
Noble Holding International, Ltd. 144A company guaranty sr.
unsec. notes 7.875%, 2/1/26	190,000	175,750
Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes
6.875%, 1/15/23	196,000	194,040
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes
6.875%, 3/15/22	168,000	167,580
Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26	275,000	260,563
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%,
5/3/22 (Indonesia)	270,000	277,936
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%,
5/20/23 (Indonesia)	400,000	404,573
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
bonds 7.375%, 1/17/27 (Brazil)	1,300,000	1,410,305
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.25%, 3/17/24 (Brazil)	1,981,000	2,080,050
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.125%, 1/17/22 (Brazil)	3,254,000	3,416,700
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 5.999%, 1/27/28 (Brazil)	1,060,000	1,057,350
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 5.299%, 1/27/25 (Brazil)	4,723,000	4,728,904

38 Premier Income Trust

	Principal
CORPORATE BONDS AND NOTES (30.1%)* cont.	amount	Value
Energy cont.
Petroleos de Venezuela SA company guaranty sr. unsec. bonds
Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default) †	$689,000	$151,580
Petroleos de Venezuela SA company guaranty sr. unsec. unsub.
notes 5.375%, 4/12/27 (Venezuela) (In default) †	972,000	221,130
Petroleos de Venezuela SA 144A company guaranty sr. unsec.
notes 6.00%, 11/15/26 (Venezuela) (In default) †	2,345,000	515,900
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
6.375%, 1/23/45 (Mexico)	1,552,000	1,328,057
Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. notes 5.00%, 10/1/22	195,000	201,850
Rose Rock Midstream LP/Rose Rock Finance Corp. company
guaranty sr. unsec. sub. notes 5.625%, 7/15/22	233,000	221,350
SESI, LLC company guaranty sr. unsec. notes 7.75%, 9/15/24	575,000	449,938
SESI, LLC company guaranty sr. unsec. unsub. notes
7.125%, 12/15/21	123,000	109,163
Seventy Seven Energy, Inc. escrow sr. unsec. notes
6.50%, 7/15/22 F	45,000	5
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	110,000	107,248
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24	110,000	103,949
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22	211,000	211,528
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A
company guaranty sr. unsec. notes 5.50%, 1/15/28	280,000	272,902
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27	210,000	202,650
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	293,000	275,237
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29	80,000	83,246
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/15/27	125,000	128,905
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%,
8/1/25 (Cayman Islands)	215,000	215,806
Transocean Poseidon, Ltd. 144A company guaranty sr. notes
6.875%, 2/1/27	25,000	25,388
Transocean, Inc. company guaranty sr. unsec. unsub. bonds
7.50%, 4/15/31	320,000	261,600
Transocean, Inc. 144A company guaranty sr. unsec. notes
9.00%, 7/15/23	10,000	10,434
Trinidad Drilling, Ltd. 144A company guaranty sr. unsec. notes
6.625%, 2/15/25 (Canada)	478,000	482,780
USA Compression Partners LP/USA Compression Finance Corp.
company guaranty sr. unsec. notes 6.875%, 4/1/26	250,000	250,000
Vermilion Energy, Inc. 144A company guaranty sr. unsec. notes
5.625%, 3/15/25 (Canada)	46,000	43,815
Weatherford International, Ltd. company guaranty sr. unsec.
unsub. notes 8.25%, 6/15/23	70,000	44,625
Whiting Petroleum Corp. sr. unsec. notes 6.625%, 1/15/26	190,000	186,200
Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32	78,000	105,121
Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31	118,000	142,718
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	60,000	66,750

Premier Income Trust 39

	Principal
CORPORATE BONDS AND NOTES (30.1%)* cont.	amount	Value
Energy cont.
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26	$238,000	$236,810
WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22	320,000	324,800
		34,071,628
Financials (3.8%)
Alliance Data Systems Corp. 144A company guaranty sr. unsec.
notes 5.375%, 8/1/22	778,000	778,000
Alliant Holdings Intermediate, LLC 144A sr. unsec. notes
8.25%, 8/1/23	5,000	5,075
Ally Financial, Inc. company guaranty sr. unsec. notes
8.00%, 11/1/31	1,028,000	1,233,600
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	369,000	386,623
American International Group, Inc. jr. unsec. sub. FRB
8.175%, 5/15/58	163,000	190,637
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%,
perpetual maturity	148,000	154,475
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%,
perpetual maturity	185,000	199,173
CBRE Services, Inc. company guaranty sr. unsec. notes
5.25%, 3/15/25	175,000	182,953
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	166,000	169,735
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	578,000	595,340
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22	82,000	84,050
CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20	233,000	226,010
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	678,000	686,475
Dresdner Funding Trust I jr. unsec. sub. notes 8.151%, 6/30/31	500,000	604,924
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31	200,000	241,970
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes
5.25%, 5/1/25 R	360,000	355,896
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%,
4/17/28 (Canada)	170,000	167,096
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25	249,000	227,835
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24	359,000	329,383
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec.
notes 5.25%, 6/1/25	250,000	255,313
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec.
unsub. notes 5.375%, 4/15/26	185,000	188,946
goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%,
11/1/22 (Canada)	214,000	224,165
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26	331,000	321,070
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6.75%, 2/1/24	210,000	216,300
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6.25%, 2/1/22	205,000	210,574
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6.00%, 8/1/20	51,000	51,446
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 5.875%, 2/1/22	440,000	443,348
International Lease Finance Corp. sr. unsec. unsub. notes
5.875%, 8/15/22	20,000	20,875
Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB
7.70%, perpetual maturity (Italy)	200,000	183,768

40 Premier Income Trust

		Principal
CORPORATE BONDS AND NOTES (30.1%)* cont.		amount	Value
Financials cont.
iStar, Inc. sr. unsec. notes 6.00%, 4/1/22 R		$360,000	$359,100
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22 R		125,000	123,063
Liberty Mutual Insurance Co. 144A unsec. sub. notes
7.697%, 10/15/97		670,000	899,825
Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%,
perpetual maturity (United Kingdom)		242,000	237,310
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes
5.75%, 9/15/25		450,000	442,485
MGM Growth Properties Operating Partnership LP/MGP Finance
Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28 R		115,000	106,375
Miller Homes Group Holdings PLC company guaranty sr. notes
Ser. REGS, 5.50%, 10/15/24 (United Kingdom)	GBP	175,000	216,846
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr.
unsec. notes 9.125%, 7/15/26		$80,000	80,800
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr.
unsec. notes 8.125%, 7/15/23		220,000	222,475
Nationstar Mortgage, LLC/Nationstar Capital Corp. company
guaranty sr. unsec. unsub. notes 6.50%, 7/1/21		284,000	283,290
Provident Funding Associates LP/PFG Finance Corp. 144A sr.
unsec. notes 6.375%, 6/15/25		375,000	330,938
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%,
perpetual maturity (United Kingdom)		200,000	209,200
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%,
perpetual maturity (United Kingdom)		306,000	375,998
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%,
perpetual maturity (United Kingdom)		410,000	419,225
Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%,
9/12/23 (United Kingdom)		235,000	230,839
Springleaf Finance Corp. company guaranty sr. unsec. unsub.
notes 6.875%, 3/15/25		745,000	712,406
Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19		123,000	123,769
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25 R		330,000	316,800
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes
11.125%, 4/1/23		513,000	466,830
Travelport Corporate Finance PLC 144A company guaranty sr.
notes 6.00%, 3/15/26 (United Kingdom)		853,000	882,318
UBS Group Funding Switzerland AG company guaranty jr. unsec.
sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		200,000	200,626
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25		315,000	302,400
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%,
10/17/22 (Russia)		4,200,000	4,294,500
WeWork Cos, Inc. 144A company guaranty sr. unsec. notes
7.875%, 5/1/25		524,000	474,283
			21,246,756
Health care (2.3%)
Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23		475,000	413,250
ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25		300,000	150,000
Bausch Health Cos., Inc. company guaranty sr. unsec. notes
Ser. REGS, 4.50%, 5/15/23	EUR	270,000	305,194
Bausch Health Cos., Inc. 144A company guaranty sr. notes
5.50%, 11/1/25		$90,000	89,438

Premier Income Trust 41

	Principal
CORPORATE BONDS AND NOTES (30.1%)* cont.	amount	Value
Health care cont.
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes
9.00%, 12/15/25	$255,000	$271,894
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes
6.125%, 4/15/25	603,000	569,835
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes
5.875%, 5/15/23	338,000	330,818
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes
5.625%, 12/1/21	70,000	70,088
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes
7.00%, 3/15/24	355,000	372,963
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes
6.50%, 3/15/22	270,000	279,113
BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21	410,000	396,675
Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24	395,000	413,763
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22	305,000	310,429
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26	135,000	139,388
CHS/Community Health Systems, Inc. company guaranty sr. notes
6.25%, 3/31/23	956,000	912,980
CHS/Community Health Systems, Inc. company guaranty sr.
unsec. notes 6.875%, 2/1/22	235,000	133,586
CHS/Community Health Systems, Inc. 144A company guaranty
sub. notes 8.125%, 6/30/24	415,000	328,888
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	256,000	268,640
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	270,000	280,935
HCA, Inc. company guaranty sr. unsec. unsub. notes
7.50%, 2/15/22	128,000	140,160
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
144A company guaranty sr. unsec. notes 6.375%, 8/1/23	370,000	368,150
Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub.
notes 12.50%, 11/1/21	408,000	441,660
Mallinckrodt International Finance SA/Mallinckrodt CB,
LLC 144A company guaranty sr. unsec. unsub. notes 5.50%,
4/15/25 (Luxembourg)	329,000	254,975
Molina Healthcare, Inc. company guaranty sr. unsec. notes
5.375%, 11/15/22	270,000	275,400
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes
4.875%, 6/15/25	70,000	68,600
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics
SA 144A sr. unsec. notes 6.625%, 5/15/22	563,000	543,295
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	100,000	97,500
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24	1,075,000	1,097,844
Sotera Health Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23	220,000	221,650
Tenet Healthcare Corp. company guaranty sr. notes
4.625%, 7/15/24	160,000	156,717
Tenet Healthcare Corp. company guaranty sr. sub. notes
6.00%, 10/1/20	393,000	405,890
Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22	257,000	268,886
Tenet Healthcare Corp. 144A company guaranty notes
6.25%, 2/1/27	125,000	125,781
Teva Pharmaceutical Finance Netherlands III BV company
guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)	385,000	398,968

42 Premier Income Trust

		Principal
CORPORATE BONDS AND NOTES (30.1%)* cont.		amount	Value
Health care cont.
Teva Pharmaceutical Finance Netherlands III BV company
guaranty sr. unsec. notes zero %, 4/15/24 (Israel)		$250,000	$253,814
Unilabs Subholding AB company guaranty sr. unsec. notes
Ser. REGS, 5.75%, 5/15/25 (Sweden)	EUR	200,000	217,442
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 9.25%, 4/1/26		$305,000	327,875
Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes
8.50%, 1/31/27		551,000	574,418
WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25		165,000	167,475
WellCare Health Plans, Inc. 144A sr. unsec. notes 5.375%, 8/15/26		110,000	111,925
			12,556,302
Technology (1.3%)
Avaya, Inc. 144A escrow notes 7.00%, 4/1/19		1,318,000	—
Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26		499,000	475,298
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A
company guaranty sr. notes 6.02%, 6/15/26		895,000	936,136
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A
company guaranty sr. unsec. notes 7.125%, 6/15/24		293,000	309,131
First Data Corp. 144A notes 5.75%, 1/15/24		761,000	782,403
First Data Corp. 144A sr. notes 5.375%, 8/15/23		375,000	382,266
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec.
notes 8.625%, 11/15/24		163,000	136,920
Infor Software Parent, LLC/Infor Software Parent, Inc. 144A
company guaranty sr. unsec. notes 7.125%, 5/1/21 ‡‡		557,000	561,178
Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22		503,000	511,803
Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20		132,000	133,954
Qorvo, Inc. 144A sr. unsec. notes 5.50%, 7/15/26		110,000	109,175
Solera, LLC /Solera Finance, Inc. 144A sr. unsec. notes
10.50%, 3/1/24		675,000	732,362
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr.
unsec. notes 6.75%, 6/1/25		798,000	788,025
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes
5.625%, 10/1/25		992,000	917,600
Western Digital Corp. company guaranty sr. unsec. notes
4.75%, 2/15/26		400,000	372,000
			7,148,251
Transportation (0.1%)
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr.
unsec. notes 6.375%, 4/1/23		502,000	503,305
			503,305
Utilities and power (1.0%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.50%, 4/15/25		965,000	998,775
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.875%, 5/15/23		160,000	161,600
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.50%, 3/15/23		135,000	135,675
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27		364,000	371,280
Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25		584,000	550,420
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		188,000	178,600
Calpine Corp. 144A company guaranty sr. sub. notes
5.875%, 1/15/24		85,000	85,000

Premier Income Trust 43

		Principal
CORPORATE BONDS AND NOTES (30.1%)* cont.		amount	Value
Utilities and power cont.
Colorado Interstate Gas Co., LLC company guaranty sr. unsec.
notes 6.85%, 6/15/37		$615,000	$668,810
Energy Transfer LP sr. sub. notes 5.875%, 1/15/24		356,000	378,250
Energy Transfer LP sr. sub. notes 5.50%, 6/1/27		139,000	144,213
GenOn Energy, Inc. sr. unsec. notes 9.875%, 10/15/20		329,000	125,916
GenOn Energy, Inc./NRG Americas, Inc. company guaranty sub.
FRN (BBA LIBOR USD 3 Month + 6.50%), 9.392%, 12/1/23		71,326	70,791
NRG Energy, Inc. company guaranty sr. unsec. notes
7.25%, 5/15/26		272,000	293,080
NRG Energy, Inc. company guaranty sr. unsec. notes
6.625%, 1/15/27		393,000	413,719
NRG Energy, Inc. company guaranty sr. unsec. notes
5.75%, 1/15/28		125,000	126,625
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc.
escrow company guaranty sr. notes 11.50%, 10/1/20 F		205,000	615
Vistra Energy Corp. company guaranty sr. unsec. unsub. notes
7.625%, 11/1/24		244,000	259,250
Vistra Energy Corp. 144A company guaranty sr. unsec. notes
8.125%, 1/30/26		169,000	182,943
Vistra Operations Co., LLC 144A sr. unsec. notes 5.625%, 2/15/27 ##		152,000	152,760
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26		369,000	373,613
			5,671,935
Total corporate bonds and notes (cost $171,190,101)			$166,473,467

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (13.0%)*		amount	Value
Argentina (Republic of) sr. unsec. unsub. bonds 6.625%,
7/6/28 (Argentina)		$460,000	$369,150
Argentina (Republic of) sr. unsec. unsub. notes 7.50%,
4/22/26 (Argentina)		385,000	334,469
Argentina (Republic of) sr. unsec. unsub. notes 6.875%,
1/26/27 (Argentina)		3,493,000	2,881,725
Argentina (Republic of) sr. unsec. unsub. notes 4.625%,
1/11/23 (Argentina)		650,000	559,000
Argentina (Republic of) 144A sr. unsec. notes 7.125%,
8/1/27 (Argentina)		2,375,000	1,822,813
Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%,
1/13/28 (Brazil)		2,255,000	2,237,091
Brazil (Federal Republic of) sr. unsec. unsub. notes 4.25%,
1/7/25 (Brazil)		1,370,000	1,381,988
Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS,
7.875%, 6/15/27 (Argentina)		900,000	729,000
Buenos Aires (Province of) sr. unsec. unsub. notes Ser. REGS,
6.50%, 2/15/23 (Argentina)		700,000	600,250
Buenos Aires (Province of) unsec. FRN (Argentina Deposit Rates
BADLAR + 3.83%), 50.913%, 5/31/22 (Argentina)	ARS	17,110,000	474,641
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%,
6/15/27 (Argentina)		$1,990,000	1,611,900
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%,
1/26/21 (Argentina)		66,667	67,417

44 Premier Income Trust

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (13.0%)* cont.		amount	Value
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%,
3/16/24 (Argentina)		$3,308,000	$3,015,945
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%,
9/1/24 (Argentina)		5,464,000	4,521,460
Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%,
6/10/21 (Argentina)		1,233,000	1,155,938
Dominican (Republic of) sr. unsec. unsub. notes 7.50%, 5/6/21
(Dominican Republic)		175,000	181,344
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%,
4/20/27 (Dominican Republic)		445,000	514,531
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%,
1/29/26 (Dominican Republic)		1,150,000	1,231,938
Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%,
1/27/25 (Dominican Republic)		1,650,000	1,666,500
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 6.125%,
1/31/22 (Egypt)		635,000	633,413
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 5.577%,
2/21/23 (Egypt)		310,000	301,088
Egypt (Arab Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%,
6/11/25 (Egypt)		880,000	829,400
Egypt (Arab Republic of) 144A sr. unsec. notes 5.577%,
2/21/23 (Egypt)		1,010,000	982,781
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%,
1/30/25 (El Salvador)		700,000	659,750
Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)	EUR	2,332,000	2,814,224
Hellenic (Republic of) sr. unsec. notes 3.45%, 4/2/24 (Greece)	EUR	1,411,000	1,628,241
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.00%, 2/24/20), 2/24/40 (Greece) ††	EUR	61,000	60,604
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/36 (Greece) ††	EUR	468,000	472,549
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece) ††	EUR	141,000	148,445
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece) ††	EUR	178,000	191,476
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/31 (Greece) ††	EUR	468,000	508,637
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece) ††	EUR	3,840,211	4,210,893
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece) ††	EUR	137,295	153,315
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece) ††	EUR	4,094,435	4,591,962
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/27 (Greece) ††	EUR	398,000	449,214
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece) ††	EUR	1,556,500	1,765,998
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece) ††	EUR	114,000	129,487
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece) ††	EUR	1,269,807	1,472,213
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%,
1/8/26 (Indonesia)		$2,370,000	2,470,725

Premier Income Trust 45

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (13.0%)* cont.		amount	Value
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.125%,
1/15/25 (Indonesia)		$760,000	$766,650
Indonesia (Republic of) 144A sr. unsec. notes 4.75%,
1/8/26 (Indonesia)		300,000	312,750
Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%,
2/17/37 (Indonesia)		1,555,000	1,869,888
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%,
1/8/27 (Indonesia)		1,265,000	1,279,231
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%,
4/15/23 (Indonesia)		1,355,000	1,338,063
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS,
6.125%, 6/15/33 (Ivory Coast)		840,000	748,650
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%,
3/3/28 (Ivory Coast)		630,000	603,225
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%,
7/23/24 (Ivory Coast)		300,000	282,375
Ivory Coast (Republic of) 144A sr. unsec. bonds 6.125%, 6/15/33
(Ivory Coast)		1,385,000	1,236,048
Ivory Coast (Republic of) 144A sr. unsec. notes 5.25%, 3/22/30
(Ivory Coast)	EUR	760,000	807,559
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		$5,014,000	5,267,332
Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)		265,000	271,493
Russia (Federation of) 144A sr. unsec. unsub. bonds 4.375%,
3/21/29 (Russia)		200,000	194,500
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27
(South Africa)		805,000	784,181
Turkey (Republic of) unsec. bonds Ser. REGS, 6.25%,
5/23/33 (Senegal)		625,000	578,125
United Mexican States sr. unsec. notes 4.00%, 10/2/23 (Mexico)		1,040,000	1,048,771
United Mexican States sr. unsec. unsub. notes 4.15%,
3/28/27 (Mexico)		3,080,000	3,032,861
Venezuela (Bolivarian Republic of) sr. unsec. bonds 7.00%,
3/31/38 (Venezuela)		650,000	195,000
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela)
(In default) †		1,652,000	524,510
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25
(Venezuela) (In default) †		439,000	138,285
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24
(Venezuela) (In default) †		2,674,000	842,310
Total foreign government and agency bonds and notes (cost $72,586,861)			$71,953,322

PURCHASED SWAP OPTIONS OUTSTANDING (2.2%)*
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value
Bank of America N.A.
(2.785)/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785	$8,145,400	$798,412
2.785/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785	8,145,400	661,651
Citibank, N.A.
2.68/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.68	78,418,600	472,864
(2.84)/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.84	78,418,600	48,620
(2.70)/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.70	34,579,800	19,019
2.50/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.50	34,579,800	346

46 Premier Income Trust

PURCHASED SWAP OPTIONS OUTSTANDING (2.2%)* cont.
Counterparty			Notional/
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value
Goldman Sachs International
0.025/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/0.025	EUR	74,867,100	$246,796
2.897/3 month USD-LIBOR-BBA/Mar-20	Mar-19/2.897		$52,701,900	201,848
(0.065)/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/-0.065	EUR	74,867,100	131,110
2.9215/3 month USD-LIBOR-BBA/Mar-20	Mar-19/2.9215		$52,701,900	130,174
(2.69)/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.69		34,579,800	59,131
2.49/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.49		34,579,800	3,804
(2.897)/3 month USD-LIBOR-BBA/Mar-20	Mar-19/2.897		52,701,900	1,581
(2.9215)/3 month USD-LIBOR-BBA/Mar-20	Mar-19/2.9215		52,701,900	53
(1.523)/6 month EUR-EURIBOR-Reuters/Feb-49	Feb-19/1.523	EUR	7,261,600	8
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162		$26,351,000	1,590,810
1.376/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-19/1.376	EUR	17,032,000	1,132,260
1.758/6 month EUR-EURIBOR-Reuters/Sep-49	Sep-19/1.758	EUR	6,794,000	969,485
3.096/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096		$21,080,800	895,723
(3.162)/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162		26,351,000	517,797
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		6,980,300	452,533
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		6,980,300	442,342
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		6,980,300	352,156
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		6,980,300	343,850
(3.096)/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096		21,080,800	132,387
(1.516)/3 month GBP-LIBOR-BBA/Apr-29	Apr-19/1.516	GBP	18,736,900	128,037
(3.095)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.095		$52,701,900	31,094
(1.545)/3 month GBP-LIBOR-BBA/Feb-29	Feb-19/1.545	GBP	14,523,100	10,858
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		$6,990,700	837,346
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		6,990,700	837,066
3.02/3 month USD-LIBOR-BBA/Aug-20	Aug-19/3.02		176,157,900	718,724
(3.0975)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.0975		52,701,900	30,567
(3.098)/3 month USD-LIBOR-BBA/Feb-29	Feb-19/3.098		31,621,200	316
NatWest Markets PLC
(1.52)/3 month GBP-LIBOR-BBA/Apr-29	Apr-19/1.52	GBP	14,523,100	96,766
Total purchased swap options outstanding (cost $12,634,121)				$12,295,534

	Principal
CONVERTIBLE BONDS AND NOTES (1.9%)*	amount	Value
Basic materials (—%)
Cemex SAB de CV cv. unsec. sub. notes 3.72%, 3/15/20, (Mexico)	$64,000	$62,989
Patrick Industries, Inc. 144A cv. sr. unsec. notes 1.00%, 2/1/23	128,000	106,160
		169,149
Capital goods (0.1%)
Dycom Industries, Inc. cv. sr. unsec. notes 0.75%, 9/15/21	165,000	157,727
Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22	47,000	28,577
II-VI, Inc. cv. sr. unsec. notes 0.25%, 9/1/22	82,000	86,576
Kaman Corp. cv. sr. unsec. notes 3.25%, 5/1/24	105,000	116,346
		389,226

Premier Income Trust 47

	Principal
CONVERTIBLE BONDS AND NOTES (1.9%)* cont.	amount	Value
Communication services (0.1%)
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$135,000	$114,683
GCI Liberty, Inc. 144A cv. sr. unsec. bonds 1.75%, 9/30/46	32,000	34,119
RingCentral, Inc. 144A cv. sr. unsec. notes zero %, 3/15/23	124,000	158,874
Twilio, Inc. 144A cv. sr. unsec. notes 0.25%, 6/1/23	63,000	106,665
		414,341
Consumer cyclicals (0.2%)
Caesars Entertainment Corp. cv. sr. unsec. notes 5.00%, 10/1/24	75,977	112,101
Liberty Interactive, LLC 144A cv. sr. unsec. bonds 1.75%, 9/30/46	116,000	130,302
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	303,000	342,481
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23	130,000	136,899
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes
2.50%, 3/15/23	135,000	145,419
Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes
0.35%, 6/15/20	224,000	318,673
Square, Inc. 144A cv. sr. unsec. notes 0.50%, 5/15/23	164,000	193,599
		1,379,474
Consumer staples (0.1%)
Chegg, Inc. 144A cv. sr. unsec. notes 0.25%, 5/15/23	66,000	93,784
Etsy, Inc. 144A cv. sr. unsec. notes zero %, 3/1/23	57,000	92,589
IAC FinanceCo, Inc. 144A cv. company guaranty sr. unsec. notes
0.875%, 10/1/22	76,000	112,593
Liberty Expedia Holdings, Inc. cv. sr. unsec. unsub. bonds
1.00%, 6/30/47	117,000	113,366
Vector Group, Ltd. cv. sr. unsec. sub. notes 1.75%, 4/15/20	59,000	59,811
Wayfair, Inc. cv. sr. unsec. sub. notes 0.375%, 9/1/22	119,000	144,372
		616,515
Energy (0.1%)
CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20,
(acquired 2/2/17, cost $58,386) (Cayman Islands)	84,334	67,467
Cheniere Energy, Inc. cv. sr. unsec. unsub. notes 4.25%, 3/15/45	67,000	49,831
Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes
5.50%, 9/15/26	182,000	161,814
Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23	115,000	108,675
		387,787
Financials (0.1%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes
4.75%, 3/15/23, R	95,000	93,989
Heritage Insurance Holdings, Inc. cv. company guaranty sr. unsec.
bonds 5.875%, 8/1/37	13,000	15,043
IH Merger Sub, LLC cv. company guaranty sr. unsec. notes
3.50%, 1/15/22, R	170,000	185,147
JPMorgan Chase Financial Co., LLC cv. company guaranty sr.
unsec. notes 0.25%, 5/1/23	162,000	152,568
		446,747
Health care (0.4%)
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes
0.599%, 8/1/24	175,000	186,166
Clovis Oncology, Inc. cv. sr. unsec. notes 1.25%, 5/1/25	23,000	17,722
CONMED Corp. 144A cv. sr. unsec. notes 2.625%, 2/1/24	44,000	44,834
DexCom, Inc. 144A cv. sr. unsec. notes 0.75%, 12/1/23	56,000	61,950

48 Premier Income Trust

	Principal
CONVERTIBLE BONDS AND NOTES (1.9%)* cont.	amount	Value
Health care cont.
Exact Sciences Corp. cv. sr. unsec. notes 1.00%, 1/15/25	$98,000	$135,865
Illumina, Inc. 144A cv. sr. unsec. notes zero %, 8/15/23	229,000	231,477
Insulet Corp. 144A cv. sr. unsec. notes 1.375%, 11/15/24	100,000	109,340
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub.
bonds 1.875%, 8/15/21, (Ireland)	224,000	219,481
Ligand Pharmaceuticals, Inc. 144A cv. sr. sub. unsec. notes
0.75%, 5/15/23	109,000	92,501
Medicines Co. (The) cv. sr. unsec. notes 2.50%, 1/15/22	221,000	202,448
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	55,000	74,569
Pacira Pharmaceuticals, Inc./Delaware cv. sr. unsec. sub. notes
2.375%, 4/1/22	138,000	136,879
Sarepta Therapeutics, Inc. cv. sr. unsec. notes 1.50%, 11/15/24,
(acquired 1/7/19, cost $52,560)	32,000	65,600
Supernus Pharmaceuticals, Inc. 144A cv. sr. unsec. notes
0.625%, 4/1/23	110,000	108,556
Teladoc, Inc. 144A cv. sr. unsec. notes 1.375%, 5/15/25	107,000	150,068
Wright Medical Group, Inc. 144A cv. company guaranty sr. unsec.
notes 1.625%, 6/15/23	143,000	153,877
		1,991,333
Technology (0.8%)
Akamai Technologies, Inc. 144A cv. sr. unsec. notes 0.125%, 5/1/25	148,000	141,249
Alteryx, Inc. 144A cv. sr. unsec. notes 0.50%, 6/1/23	41,000	71,264
Carbonite, Inc. cv. sr. unsec. unsub. notes 2.50%, 4/1/22	61,000	78,548
Citrix Systems, Inc. cv. sr. unsec. notes 0.50%, 4/15/19	12,000	17,082
Coupa Software, Inc. 144A cv. sr. unsec. notes 0.375%, 1/15/23	73,000	146,642
DocuSign, Inc. 144A cv. sr. unsec. notes 0.50%, 9/15/23	133,000	133,333
Everbridge, Inc. cv. sr. unsec. unsub. notes 1.50%, 11/1/22	67,000	128,277
HubSpot, Inc. cv. sr. unsec. notes 0.25%, 6/1/22	88,000	152,448
Inphi Corp. cv. sr. unsec. notes 0.75%, 9/1/21	85,000	83,633
Intel Corp. cv. jr. unsec. sub. notes 3.25%, 8/1/39	92,000	210,968
J2 Global, Inc. cv. sr. unsec. notes 3.25%, 6/15/29	97,000	116,210
Microchip Technology, Inc. cv. sr. unsec. sub. notes
1.625%, 2/15/27	417,000	446,190
Micron Technology, Inc. cv. sr. unsec. bonds 3.00%, 11/15/43	74,000	97,455
New Relic, Inc. 144A cv. sr. unsec. notes 0.50%, 5/1/23	92,000	105,118
Nice Systems, Inc. cv. company guaranty sr. unsec. notes
1.25%, 1/15/24	95,000	132,029
Nuance Communications, Inc. cv. sr. unsec. notes 1.25%, 4/1/25	122,000	116,460
Nutanix, Inc. cv. sr. unsec. notes zero %, 1/15/23	107,000	132,901
Okta, Inc. 144A cv. sr. unsec. notes 0.25%, 2/15/23	67,000	120,960
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub.
notes 1.625%, 10/15/23	167,000	201,838
OSI Systems, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/1/22	135,000	138,899
Palo Alto Networks, Inc. 144A cv. sr. unsec. notes 0.75%, 7/1/23	247,000	256,919
RealPage, Inc. cv. sr. unsec. notes 1.50%, 11/15/22	126,000	181,078
Red Hat, Inc. cv. sr. unsec. unsub. bonds 0.25%, 10/1/19	40,000	96,530
ServiceNow, Inc. cv. sr. unsec. unsub. notes zero %, 6/1/22	113,000	188,951
Splunk, Inc. 144A cv. sr. unsec. notes 1.125%, 9/15/25	166,000	178,653
TTM Technologies, Inc. cv. sr. unsec. notes 1.75%, 12/15/20	65,000	82,753
Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21	148,000	137,991

Premier Income Trust 49

	Principal
CONVERTIBLE BONDS AND NOTES (1.9%)* cont.	amount	Value
Technology cont.
Vocera Communications, Inc. 144A cv. sr. unsec. notes
1.50%, 5/15/23	$36,000	$49,838
Western Digital Corp. 144A cv. company guaranty sr. unsec. notes
1.50%, 2/1/24	93,000	79,869
Wix.com, Ltd. 144A cv. sr. unsec. notes zero %, 7/1/23, (Israel)	116,000	120,383
Workday, Inc. cv. sr. unsec. notes 0.25%, 10/1/22	156,000	210,869
		4,355,338
Transportation (—%)
Air Transport Services Group, Inc. cv. sr. unsec. notes
1.125%, 10/15/24	148,000	145,873
		145,873
Utilities and power (—%)
NRG Energy, Inc. 144A cv. company guaranty sr. unsec. bonds
2.75%, 6/1/48	259,000	288,428
		288,428
Total convertible bonds and notes (cost $10,585,338)		$10,584,211

	Principal
SENIOR LOANS (1.9%)*c	amount	Value
Academy, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 4.00%), 6.515%, 7/2/22	$102,332	$70,225
Air Methods Corp. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 3.50%), 6.303%, 4/21/24	181,936	148,096
Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 4.25%), 6.759%, 12/15/24	559,350	549,678
Boyd Gaming Corp. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 2.25%), 4.659%, 9/15/23	269,260	265,838
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR
USD 3 Month + 4.25%), 6.957%, 6/21/24	473,785	454,123
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.25%), 6.033%, 4/3/24	142,825	137,692
California Resources Corp. bank term loan FRN (BBA LIBOR USD
3 Month + 4.75%), 7.037%, 11/17/22	345,000	336,088
CPG International, Inc. bank term loan FRN (BBA LIBOR USD
3 Month + 3.75%), 6.633%, 5/5/24	194,159	187,040
Eagleclaw Midstream Ventures, LLC bank term loan FRN (BBA
LIBOR USD 3 Month + 4.25%), 6.869%, 6/30/24	305,673	291,153
Forterra Finance, LLC bank term loan FRN (BBA LIBOR USD
3 Month + 3.00%), 5.499%, 10/25/23	356,578	325,887
FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 4.75%), 7.249%, 4/16/21	157,060	154,507
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 2.75%), 5.272%, 3/31/24	172,288	168,364
HFOTCO, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 2.75%), 5.25%, 6/26/25	442,775	434,750
iHeartCommunications, Inc. bank term loan FRN Ser. D, (BBA
LIBOR USD 3 Month + 6.75%), 9.252%, 1/30/20 (In default) †	743,000	495,953
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month
+ 9.25%), 11.727%, 5/21/24	575,000	557,750
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month
+ 5.00%), 7.761%, 10/16/23	173,195	170,814

50 Premier Income Trust

	Principal
SENIOR LOANS (1.9%)*c cont.	amount	Value
KCA Deutag Alpha, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 6.75%), 9.553%, 3/21/23	$125,946	$102,961
Kronos, Inc./MA bank term loan FRN (BBA LIBOR USD 3 Month
+ 8.25%), 10.791%, 11/1/24	220,000	220,550
Murray Energy Corp. bank term loan FRN Ser. B2, (BBA LIBOR USD
3 Month + 7.25%), 9.777%, 10/17/22	226,250	190,899
Navistar Financial Corp Owner Trust bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.75%), 6.25%, 7/30/25	84,788	83,516
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.50%), 5.89%, 11/6/24	680,812	669,748
Neiman Marcus Group, Ltd., Inc. bank term loan FRN (BBA LIBOR
USD 3 Month + 3.25%), 5.763%, 10/25/20	305,080	269,996
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 3.25%), 5.76%, 6/1/25	263,662	253,994
Oryx Southern Delaware Holdings, LLC bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.25%), 5.749%, 2/28/25	233,238	222,450
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD
3 Month + 3.00%), 5.738%, 11/3/23	140,362	130,010
Refinitiv US Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 3.75%), 6.249%, 10/1/25	949,000	910,701
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 3.50%), 6.207%, 9/7/23	208,446	146,954
Reynolds Group Holdings, Inc. bank term loan FRN (BBA LIBOR
USD 3 Month + 3.00%), 5.249%, 2/5/23	317,704	312,806
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD
3 Month + 8.00%), 10.50%, 2/28/26	220,000	191,400
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD
3 Month + 3.50%), 6.00%, 2/28/25	524,321	486,308
Talbots, Inc. (The) bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 7.00%), 9.502%, 11/28/22	283,000	274,510
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.499%, 3/28/25	520,926	491,190
TransDigm, Inc. bank term loan FRN Ser. F, (BBA LIBOR USD
3 Month + 2.50%), 4.999%, 6/9/23	394,008	384,540
Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 4.00%), 6.707%, 11/15/23	290,000	268,975
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 4.00%), 6.797%, 7/24/24	167,870	161,575
Total senior loans (cost $11,213,835)		$10,521,041

PURCHASED OPTIONS	Expiration
OUTSTANDING (0.6%)*	date/strike	Notional		Contract
Counterparty	price	amount		amount	Value
Bank of America N.A.
GBP/USD (Call)	Jul-19/$1.37	$19,376,660	GBP	14,773,300	$258,601
Goldman Sachs Bank USA
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-19/98.16	60,000,000		$60,000,000	300,300
Goldman Sachs International
USD/CNH (Call)	Apr-19/CNH 7.00	19,627,700		19,627,700	21,335

Premier Income Trust 51

PURCHASED OPTIONS	Expiration
OUTSTANDING (0.6%)*	date/strike	Notional	Contract
Counterparty cont.	price	amount	amount	Value
JPMorgan Chase Bank N.A.
Federal National Mortgage
Association 30 yr 2.50% TBA
commitments (Call)	Feb-19/$94.66	$31,000,000	$31,000,000	$258,106
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Feb-19/97.74	48,000,000	48,000,000	260,640
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Feb-19/97.11	14,000,000	14,000,000	480,074
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Feb-19/97.27	14,000,000	14,000,000	458,192
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Feb-19/97.42	14,000,000	14,000,000	436,324
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Feb-19/98.41	15,000,000	15,000,000	319,860
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Feb-19/98.56	15,000,000	15,000,000	296,430
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Feb-19/98.72	15,000,000	15,000,000	273,000
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Feb-19/99.94	10,000,000	10,000,000	61,310
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Feb-19/100.07	30,000,000	30,000,000	7,020
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Feb-19/97.75	29,000,000	29,000,000	29
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Feb-19/97.59	29,000,000	29,000,000	29
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Feb-19/97.44	29,000,000	29,000,000	29
Total purchased options outstanding (cost $2,492,008)				$3,431,279

	Principal
ASSET-BACKED SECURITIES (0.1%)*	amount	Value
Nationstar HECM Loan Trust 144A Ser. 18-1A, Class M5,
6.00%, 2/25/28 W	$770,000	$756,140
Total asset-backed securities (cost $749,268)		$756,140

52 Premier Income Trust

COMMON STOCKS (—%)*	Shares	Value
Advanz Pharma Corp. (Canada) †	1,070	$20,244
Avaya Holdings Corp. †	14,008	236,873
Caesars Entertainment Corp. †	3,037	27,758
CHC Group, LLC (acquired 3/23/17, cost $23,780) (Cayman Islands) †	1,640	82
Halcon Resources Corp. †	24,782	40,642
MWO Holdings, LLC (Units) † F	169	5,717
Nine Point Energy † F	1,515	21,877
Tervita Corp. (Canada) †	449	2,406
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc.
(Rights) †	21,073	14,751
Tribune Media Co. Class 1C †	92,963	60,426
Total common stocks (cost $986,588)		$430,776

PREFERRED STOCKS (—%)*	Shares	Value
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	16,265	$424,679
Total preferred stocks (cost $412,195)		$424,679

CONVERTIBLE PREFERRED STOCKS (—%)*	Shares	Value
Nine Point Energy 6.75% cv. pfd. †	32	$37,644
Total convertible preferred stocks (cost $32,000)		$37,644

	Expiration	Strike
WARRANTS (—%)* †	date	price	Warrants	Value
Halcon Resources Corp.	9/9/20	$14.04	6,732	$135
Total warrants (cost $—)				$135

	Principal amount/
SHORT-TERM INVESTMENTS (10.2%)*		shares	Value
Putnam Short Term Investment Fund 2.65% L	Shares	24,183,452	$24,183,452
State Street Institutional U.S. Government
Money Market Fund, Premier Class 2.32% P	Shares	460,000	460,000
U.S. Treasury Bills 2.547%, 6/13/19 Δ §		$5,765,000	5,714,606
U.S. Treasury Bills 2.532%, 6/6/19 Δ §		3,067,000	3,041,639
U.S. Treasury Bills 2.528%, 6/20/19 # Δ § ⦶		1,879,000	1,861,715
U.S. Treasury Bills 2.479%, 4/11/19 Δ §		4,262,000	4,242,711
U.S. Treasury Bills 2.473%, 4/18/19 Δ§ ⦶		214,000	212,934
U.S. Treasury Bills 2.457%, 5/16/19		163,000	161,878
U.S. Treasury Bills 2.449%, 5/9/19 Δ		5,000	4,968
U.S. Treasury Bills 2.407%, 3/14/19 Δ		577,000	575,459
U.S. Treasury Bills 2.399%, 2/21/19 Δ		438,000	437,430
U.S. Treasury Bills 2.397%, 3/21/19 Δ		527,000	525,349
U.S. Treasury Bills 2.380%, 3/7/19 # Δ §		2,127,000	2,122,279
U.S. Treasury Bills 2.360%, 2/14/19 # Δ ⦶		12,579,000	12,568,507
U.S. Treasury Bills 2.346%, 2/7/19		174,000	173,934
Total short-term investments (cost $56,282,783)			$56,286,861

TOTAL INVESTMENTS
Total investments (cost $841,037,030)			$835,503,234

Premier Income Trust 53

Key to holding’s currency abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan (Offshore)
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD/$	United States Dollar

Key to holding’s abbreviations

ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period.
Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from August 1, 2018 through January 31, 2019 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $553,870,691.

† This security is non-income-producing.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

ΔΔ This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $133,149, or less than 0.1% of net assets.

54 Premier Income Trust

‡‡ Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $320,902 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

Δ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $15,178,159 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

⦶ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $36,878 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $9,934,308 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

## Forward commitment, in part or in entirety (Note 1).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

S Security on loan, in part or in entirety, at the close of the reporting period (Note 1).

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $295,510,703 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

Premier Income Trust 55

DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	85.5%	Canada	0.8%
Greece	2.2	Russia	0.6
Argentina	2.2	United Kingdom	0.5
Brazil	2.0	Bermuda	0.5
Mexico	1.4	Other	3.2
Indonesia	1.1	Total	100.0%

FORWARD CURRENCY CONTRACTS at 1/31/19 (aggregate face value $302,436,963) (Unaudited)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Australian Dollar	Buy	4/17/19	$861,448	$830,494	$30,954
	Brazilian Real	Sell	4/2/19	41,237	23,763	(17,474)
	Canadian Dollar	Sell	4/17/19	81,427	81,438	11
	Euro	Sell	3/20/19	9,898,266	9,903,262	4,996
	Japanese Yen	Sell	2/20/19	138,865	147,075	8,210
	New Zealand Dollar	Buy	4/17/19	2,353,792	2,314,516	39,276
	Norwegian Krone	Buy	3/20/19	11,855,470	11,724,651	130,819
	South Korean Won	Buy	2/20/19	2,461,585	2,464,418	(2,833)
	South Korean Won	Sell	2/20/19	2,461,585	2,405,916	(55,669)
	Swedish Krona	Sell	3/20/19	1,201,719	1,213,341	11,622
Barclays Bank PLC
	British Pound	Buy	3/20/19	2,283,956	2,250,108	33,848
	Canadian Dollar	Sell	4/17/19	2,314,493	2,289,591	(24,902)
	Euro	Sell	3/20/19	3,963,741	3,951,276	(12,465)
	Hong Kong Dollar	Sell	2/20/19	190,895	191,827	932
	Japanese Yen	Sell	2/20/19	2,307,970	2,293,074	(14,896)
	Norwegian Krone	Buy	3/20/19	5,628,409	5,619,986	8,423
	Singapore Dollar	Buy	2/20/19	2,454,354	2,410,509	43,845
	Singapore Dollar	Sell	2/20/19	2,454,354	2,412,816	(41,538)
	Swedish Krona	Sell	3/20/19	2,965,686	3,006,789	41,103
Citibank, N.A.
	Australian Dollar	Buy	4/17/19	2,328,726	2,245,058	83,668
	British Pound	Sell	3/20/19	2,315,638	2,322,987	7,349
	Canadian Dollar	Sell	4/17/19	1,830	6,111	4,281
	Euro	Sell	3/20/19	4,310,147	4,304,751	(5,396)
	Japanese Yen	Sell	2/20/19	4,672,878	4,626,275	(46,603)
	Norwegian Krone	Sell	3/20/19	1,173,552	1,132,675	(40,877)
	South Korean Won	Buy	2/20/19	2,436,069	2,408,063	28,006
	South Korean Won	Sell	2/20/19	2,436,069	2,428,727	(7,342)
	Swedish Krona	Sell	3/20/19	3,876,849	3,928,239	51,390

56 Premier Income Trust

FORWARD CURRENCY CONTRACTS at 1/31/19 (aggregate face value $302,436,963) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Credit Suisse International
	Australian Dollar	Buy	4/17/19	$2,345,025	$2,320,155	$24,870
	Euro	Sell	3/20/19	6,237,272	6,202,608	(34,664)
	Japanese Yen	Sell	2/20/19	1,216,519	1,175,322	(41,197)
	Swedish Krona	Sell	3/20/19	5,561,306	5,637,290	75,984
Goldman Sachs International
	Australian Dollar	Buy	4/17/19	2,294,965	2,241,809	53,156
	Brazilian Real	Sell	4/2/19	310,480	215,619	(94,861)
	Canadian Dollar	Sell	4/17/19	281,411	272,498	(8,913)
	Euro	Sell	3/20/19	5,562,956	5,558,729	(4,227)
	Japanese Yen	Sell	2/20/19	2,313,293	2,300,093	(13,200)
	New Taiwan Dollar	Buy	2/20/19	2,428,229	2,442,148	(13,919)
	New Taiwan Dollar	Sell	2/20/19	2,428,229	2,421,106	(7,123)
	New Zealand Dollar	Buy	4/17/19	4,867,762	4,807,945	59,817
	Norwegian Krone	Buy	3/20/19	19,191,082	19,062,097	128,985
	South African Rand	Buy	4/17/19	358,186	329,804	28,382
	Swedish Krona	Buy	3/20/19	17,115,992	17,344,247	(228,255)
HSBC Bank USA, National Association
	Australian Dollar	Sell	4/17/19	20,301	22,436	2,135
	British Pound	Buy	3/20/19	4,598,017	4,458,700	139,317
	Chinese Yuan (Offshore)	Buy	2/20/19	1,531,902	1,471,960	59,942
	Euro	Sell	3/20/19	6,497,852	6,486,003	(11,849)
	Japanese Yen	Sell	2/20/19	1,402,831	1,321,893	(80,938)
	Mexican Peso	Sell	4/17/19	205,583	208,068	2,485
	New Zealand Dollar	Buy	4/17/19	2,325,619	2,296,674	28,945
	Norwegian Krone	Buy	3/20/19	4,344,544	4,354,270	(9,726)
	Swedish Krona	Buy	3/20/19	224,300	216,033	8,267
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/17/19	2,834,433	2,782,288	52,145
	British Pound	Buy	3/20/19	4,687,803	4,561,483	126,320
	Canadian Dollar	Sell	4/17/19	3,352,306	3,247,219	(105,087)
	Euro	Sell	3/20/19	10,931,741	10,935,340	3,599
	Japanese Yen	Sell	2/20/19	2,305,034	2,339,915	34,881
	Norwegian Krone	Buy	3/20/19	10,950,841	10,929,186	21,655
	Singapore Dollar	Buy	2/20/19	2,467,432	2,427,371	40,061
	Singapore Dollar	Sell	2/20/19	2,467,432	2,406,145	(61,287)
	Swedish Krona	Sell	3/20/19	5,580,116	5,679,493	99,377
	Swiss Franc	Buy	3/20/19	239,642	240,374	(732)
NatWest Markets PLC
	Australian Dollar	Buy	4/17/19	6,167,151	5,985,120	182,031
	British Pound	Buy	3/20/19	2,347,582	2,281,417	66,165
	Canadian Dollar	Sell	4/17/19	2,314,417	2,289,538	(24,879)
	Euro	Buy	3/20/19	61,698	44,131	17,567
	Japanese Yen	Sell	2/20/19	1,245,120	1,215,199	(29,921)
	Norwegian Krone	Sell	3/20/19	1,172,649	1,080,638	(92,011)
	Swedish Krona	Sell	3/20/19	2,645,196	2,680,711	35,515

Premier Income Trust 57

FORWARD CURRENCY CONTRACTS at 1/31/19 (aggregate face value $302,436,963) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/17/19	$315,357	$283,594	$31,763
	British Pound	Sell	3/20/19	2,871,838	2,765,865	(105,973)
	Canadian Dollar	Sell	4/17/19	8,475,572	8,209,666	(265,906)
	Euro	Sell	3/20/19	13,594,188	13,571,918	(22,270)
	Japanese Yen	Sell	2/20/19	3,711,060	3,690,586	(20,474)
	New Zealand Dollar	Buy	4/17/19	44,163	65,527	(21,364)
	Norwegian Krone	Buy	3/20/19	6,527,657	6,543,907	(16,250)
	Swedish Krona	Sell	3/20/19	5,155,727	5,234,952	79,225
UBS AG
	British Pound	Sell	3/20/19	2,023,537	1,972,812	(50,725)
	Canadian Dollar	Sell	4/17/19	2,314,493	2,289,591	(24,902)
	Euro	Sell	3/20/19	11,406,140	11,396,549	(9,591)
	Japanese Yen	Sell	2/20/19	4,603,117	4,601,547	(1,570)
	Norwegian Krone	Buy	3/20/19	38,530	38,457	73
WestPac Banking Corp.
	Australian Dollar	Buy	4/17/19	4,314,663	4,222,855	91,808
	Canadian Dollar	Sell	4/17/19	12,199	12,075	(124)
	Euro	Sell	3/20/19	1,973,541	1,971,388	(2,153)
	New Zealand Dollar	Buy	4/17/19	2,378,020	2,334,863	43,157
Unrealized appreciation						2,066,360
Unrealized (depreciation)						(1,674,086)
Total						$392,274

* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 1/31/19 (Unaudited)
					Unrealized
	Number of	Notional		Expiration	appreciation/
	contracts	amount	Value	date	(depreciation)
Euro-OAT 10 yr (Short)	16	$2,800,516	$2,800,515	Mar-19	$(34,286)
Euro-Schatz 2 yr (Short)	149	19,079,767	19,079,759	Mar-19	7,310
U.K. Gilt 10 yr (Short)	26	4,212,571	4,212,568	Mar-19	(389)
U.S. Treasury Note 2 yr (Long)	148	31,424,563	31,424,563	Mar-19	159,845
U.S. Treasury Note 5 yr (Short)	236	27,106,813	27,106,813	Mar-19	(339,722)
U.S. Treasury Note Ultra 10 yr (Long)	80	10,455,000	10,455,000	Mar-19	277,309
Unrealized appreciation					444,464
Unrealized (depreciation)					(374,397)
Total					$70,067

58 Premier Income Trust

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/19 (premiums $8,755,511) (Unaudited)
Counterparty			Notional/
Fixed Obligation % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value
Citibank, N.A.
(2.60)/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.60		$17,289,900	$5,879
2.76/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.76		39,209,300	68,224
2.60/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.60		17,289,900	95,440
(2.76)/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.76		39,209,300	420,716
Goldman Sachs International
0.389/6 month EUR-EURIBOR-Reuters/Feb-24	Feb-19/0.389	EUR	36,307,800	416
2.909/3 month USD-LIBOR-BBA/Mar-21	Mar-19/2.909		52,701,900	1,054
(2.59)/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.59		17,289,900	15,907
2.59/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.59		17,289,900	120,511
(2.909)/3 month USD-LIBOR-BBA/Mar-21	Mar-19/2.909		52,701,900	330,441
(0.115)/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/0.115	EUR	74,867,100	381,333
JPMorgan Chase Bank N.A.
1.71/3 month GBP-LIBOR-BBA/Feb-29	Feb-19/1.71	GBP	29,046,300	1,143
3.14/3 month USD-LIBOR-BBA/Mar-29	Mar-19/3.14		16,476,500	1,153
3.415/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.415		105,403,900	15,811
1.361/3 month GBP-LIBOR-BBA/Apr-24	Apr-19/1.361	GBP	18,212,200	59,240
1.628/3 month GBP-LIBOR-BBA/Apr-49	Apr-19/1.628	GBP	3,597,500	62,756
2.975/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975		26,351,000	125,694
(2.975)/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975		26,351,000	500,669
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		26,351,000	953,906
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		26,351,000	1,655,106
(1.733)/6 month EUR-EURIBOR-Reuters/Sep-39	Sep-19/1.733	EUR	18,614,000	1,927,090
Morgan Stanley & Co. International PLC
3.3975/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.3975		105,403,900	16,865
(2.58)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/2.58		176,157,900	211,389
(2.80)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/2.80		176,157,900	415,733
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-25/3.00		6,990,700	701,726
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-25/3.00		6,990,700	702,426
NatWest Markets PLC
1.668/3 month GBP-LIBOR-BBA/Apr-29	Apr-19/1.668	GBP	29,046,300	73,527
Total				$8,864,155

WRITTEN OPTIONS OUTSTANDING at 1/31/19 (premiums $2,286,268) (Unaudited)
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
Bank of America N.A.
GBP/USD (Call)	Jul-19/$1.47	$29,064,990	GBP 22,159,950	$40,604
Goldman Sachs Bank USA
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-19/98.53	60,000,000	$60,000,000	199,560
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-19/98.91	60,000,000	60,000,000	126,720

Premier Income Trust 59

WRITTEN OPTIONS OUTSTANDING at 1/31/19 (premiums $2,286,268) (Unaudited) cont.
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
Goldman Sachs International
USD/CNH (Call)	Apr-19/CNH 7.20	$19,627,700	$19,627,700	$5,574
JPMorgan Chase Bank N.A.
Federal National Mortgage
Association 30 yr 2.50% TBA
commitments (Put)	Feb-19/$94.66	31,000,000	31,000,000	1,426
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	Feb-19/97.74	48,000,000	48,000,000	7,536
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Feb-19/97.57	14,000,000	14,000,000	416,094
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Feb-19/97.72	14,000,000	14,000,000	394,226
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Feb-19/97.88	14,000,000	14,000,000	372,358
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Feb-19/98.02	14,000,000	14,000,000	352,128
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Feb-19/98.18	14,000,000	14,000,000	330,246
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Feb-19/98.34	14,000,000	14,000,000	308,378
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Feb-19/98.79	15,000,000	15,000,000	262,455
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Feb-19/98.95	15,000,000	15,000,000	239,010
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Feb-19/99.10	15,000,000	15,000,000	215,580
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Feb-19/99.17	15,000,000	15,000,000	205,035
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Feb-19/99.33	15,000,000	15,000,000	181,635
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Feb-19/99.48	15,000,000	15,000,000	158,265
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Feb-19/100.07	30,000,000	30,000,000	146,430
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Feb-19/99.94	10,000,000	10,000,000	1,170

60 Premier Income Trust

WRITTEN OPTIONS OUTSTANDING at 1/31/19 (premiums $2,286,268) (Unaudited) cont.
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
JPMorgan Chase Bank N.A. cont.
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Feb-19/$97.27	$29,000,000	$29,000,000	$29
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Feb-19/96.63	29,000,000	29,000,000	29
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Feb-19/96.47	29,000,000	29,000,000	29
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Feb-19/96.95	29,000,000	29,000,000	29
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Feb-19/97.11	29,000,000	29,000,000	29
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Feb-19/96.78	29,000,000	29,000,000	29
Total				$3,964,604

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/19 (Unaudited)
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		Contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
Bank of America N.A.
(2.647)/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.647		$13,575,700	$(530,810)	$(31,496)
2.647/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.647		13,575,700	(530,810)	(134,128)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/
Aug-43 (Purchased)	Aug-23/1.11125	JPY	264,236,800	(133,657)	101,886
(1.11125)/6 month JPY-LIBOR-BBA/
Aug-43 (Purchased)	Aug-23/1.11125	JPY	264,236,800	(133,657)	(70,981)
Citibank, N.A.
2.8625/3 month USD-LIBOR-BBA/
Mar-24 (Purchased)	Mar-19/2.8625		$13,175,500	(75,100)	136,630
3.035/3 month USD-LIBOR-BBA/
Mar-24 (Purchased)	Mar-19/3.035		13,175,500	(65,878)	62,320
(2.689)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689		2,064,000	(265,740)	(764)
(2.654)/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.654		13,575,700	(530,810)	(33,668)
(3.035)/3 month USD-LIBOR-BBA/
Mar-24 (Purchased)	Mar-19/3.035		13,175,500	(65,878)	(59,949)
2.689/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689		2,064,000	(265,740)	(65,656)

Premier Income Trust 61

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/19 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		Contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
Citibank, N.A. cont.
(2.8625)/3 month USD-LIBOR-BBA/
Mar-24 (Purchased)	Mar-19/2.8625		$13,175,500	$(75,100)	$(73,256)
2.654/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.654		13,575,700	(530,810)	(132,363)
2.9425/3 month USD-LIBOR-BBA/
Mar-29 (Written)	Mar-19/2.9425		13,175,500	135,708	129,910
(2.9425)/3 month USD-LIBOR-BBA/
Mar-29 (Written)	Mar-19/2.9425		13,175,500	135,708	(200,926)
Goldman Sachs International
(2.725)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.725		3,439,600	(275,684)	13,483
(3.005)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/3.005		3,439,600	(238,364)	8,358
(2.8175)/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175		1,629,100	(205,674)	(13,847)
2.8175/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175		1,629,100	(205,674)	(34,374)
1.18/3 month GBP-LIBOR-BBA/
Feb-29 (Purchased)	Feb-19/1.18	GBP	8,807,900	(38,334)	(38,816)
3.005/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/3.005		$3,439,600	(313,004)	(39,143)
2.725/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.725		3,439,600	(275,684)	(41,310)
(1.98)/3 month GBP-LIBOR-BBA/
Feb-29 (Purchased)	Feb-19/1.98	GBP	8,807,900	(47,245)	(48,058)
1.234/3 month GBP-LIBOR-BBA/
Feb-29 (Purchased)	Feb-19/1.234	GBP	17,615,800	(64,511)	(64,925)
(2.034)/3 month GBP-LIBOR-BBA/
Feb-29 (Purchased)	Feb-19/2.034	GBP	17,615,800	(91,634)	(92,882)
3.215/3 month USD-LIBOR-BBA/
Nov-53 (Written)	Nov-23/3.215		$6,745,300	784,816	225,026
(3.215)/3 month USD-LIBOR-BBA/
Nov-53 (Written)	Nov-23/3.215		6,745,300	784,816	(230,689)
JPMorgan Chase Bank N.A.
1.921/6 month EUR-EURIBOR-
Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	2,828,800	(361,757)	109,407
(2.486)/3 month USD-LIBOR-BBA/
Jan-22 (Purchased)	Jan-20/2.486		$69,909,200	(335,564)	8,389
(2.902)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902		2,064,000	(221,467)	413
2.50/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50		3,439,600	(198,809)	(3,749)
2.486/3 month USD-LIBOR-BBA/
Jan-22 (Purchased)	Jan-20/2.486		69,909,200	(335,564)	(4,894)
(2.50)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50		3,439,600	(357,718)	(19,640)

62 Premier Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/19 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		Contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
JPMorgan Chase Bank N.A. cont.
(1.921)/6 month EUR-EURIBOR-
Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	2,828,800	$(361,757)	$(77,320)
2.902/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902		$2,064,000	(319,094)	(79,650)
2.8325/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325		8,145,400	(1,137,301)	(390,816)
(2.8325)/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325		8,145,400	(1,137,301)	(392,934)
(2.486)/3 month USD-LIBOR-BBA/
Jan-24 (Written)	Jan-22/2.486		69,909,200	672,876	6,292
2.486/3 month USD-LIBOR-BBA/
Jan-24 (Written)	Jan-22/2.486		69,909,200	672,876	(6,292)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/
Oct-53 (Purchased)	Oct-23/3.27		2,738,700	(312,486)	113,930
3.00/3 month USD-LIBOR-BBA/
Feb-73 (Purchased)	Feb-48/3.00		6,990,700	(850,768)	(1,538)
(2.505)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505		2,064,000	(316,205)	(8,834)
2.505/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505		2,064,000	(222,086)	(52,033)
(3.27)/3 month USD-LIBOR-BBA/
Oct-53 (Purchased)	Oct-23/3.27		2,738,700	(312,486)	(99,826)
(3.00)/3 month USD-LIBOR-BBA/
Jan-49 (Written)	Jan-25/3.00		6,990,700	730,528	10,696
UBS AG
1.72/6 month EUR-EURIBOR-Reuters/
Nov-58 (Purchased)	Nov-28/1.72	EUR	3,747,400	(654,856)	146,007
(1.72)/6 month EUR-EURIBOR-
Reuters/Nov-58 (Purchased)	Nov-28/1.72	EUR	3,747,400	(654,856)	(122,030)
Unrealized appreciation					1,072,747
Unrealized (depreciation)					(2,666,787)
Total					$(1,594,040)

TBA SALE COMMITMENTS OUTSTANDING at 1/31/19 (proceeds receivable $114,456,484) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value
Federal National Mortgage Association, 4.50%, 2/1/49	$8,000,000	2/13/19	$8,315,625
Federal National Mortgage Association, 3.50%, 2/1/49	59,000,000	2/13/19	59,308,829
Federal National Mortgage Association, 3.00%, 2/1/49	48,000,000	2/13/19	47,160,000
Total			$114,784,454

Premier Income Trust 63

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/19 (Unaudited)
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$60,592,000	$64,106	$138,224	1/16/21	3 month USD-	2.663% —	$194,726
				LIBOR-BBA —	Semiannually
				Quarterly
22,802,800	222,419	(215)	3/21/23	3 month USD-	2.7725% —	376,287
				LIBOR-BBA —	Semiannually
				Quarterly
9,011,000	147,195 E	(101)	2/27/28	3 month USD-	3.11% —	147,093
				LIBOR-BBA —	Semiannually
				Quarterly
10,713,000	146,211 E	(120)	3/7/28	3 month USD-	3.05125% —	146,091
				LIBOR-BBA —	Semiannually
				Quarterly
81,964,000	39,097	(198)	4/25/19	3 month USD-	2.547% —	473,248
				LIBOR-BBA —	Semiannually
				Quarterly
204,910,000	95,078	(496)	4/26/19	3 month USD-	2.55% —	1,220,352
				LIBOR-BBA —	Semiannually
				Quarterly
40,982,000	18,729	(99)	5/1/19	3 month USD-	2.5371% —	(25,013)
				LIBOR-BBA —	Semiannually
				Quarterly
4,357,000	466,717	(149)	11/8/48	3 month USD-	3.312% —	473,182
				LIBOR-BBA —	Semiannually
				Quarterly
19,595,000	845,544	(260)	11/20/28	3.1475% —	3 month USD-	(862,364)
				Semiannually	LIBOR-BBA —
					Quarterly
42,525,500	1,647,736	243,249	1/7/29	3.0975% —	3 month USD-	(1,409,761)
				Semiannually	LIBOR-BBA —
					Quarterly
85,050,900	2,844,612	(324,321)	1/7/29	3 month USD-	3.0375% —	2,527,438
				LIBOR-BBA —	Semiannually
				Quarterly
26,351,000	944,578	(373)	1/3/29	3.065% —	3 month USD-	(948,171)
				Semiannually	LIBOR-BBA —
					Quarterly
14,545,700	530,598 E	(206)	3/4/29	3 month USD-	3.073% —	530,392
				LIBOR-BBA —	Semiannually
				Quarterly
39,526,400	631,592	(63,766)	1/8/29	3 month USD-	2.84% —	565,660
				LIBOR-BBA —	Semiannually
				Quarterly
26,351,000	729,765	131,406	1/11/29	2.9725% —	3 month USD-	(598,852)
				Semiannually	LIBOR-BBA —
					Quarterly
26,351,000	450,154	(60,957)	1/11/29	3 month USD-	2.8525% —	387,934
				LIBOR-BBA —	Semiannually
				Quarterly

64 Premier Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/19 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$26,351,000	$589,946	$(79,402)	1/11/29	3 month USD-	2.9125% —	$510,158
				LIBOR-BBA —	Semiannually
				Quarterly
39,526,400	1,139,309	248,692	1/15/29	2.985% —	3 month USD-	(891,030)
				Semiannually	LIBOR-BBA —
					Quarterly
39,526,400	684,360	(96,087)	1/15/29	3 month USD-	2.855% —	586,402
				LIBOR-BBA —	Semiannually
				Quarterly
39,526,400	911,835	(170,976)	1/15/29	3 month USD-	2.92% —	740,129
				LIBOR-BBA —	Semiannually
				Quarterly
69,159,500	1,351,792	(251,736)	1/16/29	3 month USD-	2.88% —	1,097,630
				LIBOR-BBA —	Semiannually
				Quarterly
34,579,800	874,661	202,410	1/24/20	2.945% —	3 month USD-	(670,697)
				Semiannually	LIBOR-BBA —
					Quarterly
69,159,500	1,350,547	(254,502)	1/24/29	3 month USD-	2.88% —	1,092,060
				LIBOR-BBA —	Semiannually
				Quarterly
34,579,800	874,904	202,410	1/16/29	2.945% —	3 month USD-	(672,217)
				Semiannually	LIBOR-BBA —
					Quarterly
79,052,900	132,414	(39,718)	1/22/20	3 month USD-	2.86% —	88,589
				LIBOR-BBA —	Semiannually
				Quarterly
79,052,900	183,087 E	37,647	1/22/21	2.77% —	3 month USD-	(145,439)
				Semiannually	LIBOR-BBA —
					Quarterly
3,258,600	101,479 E	(68,563)	3/18/49	3 month USD-	2.95% —	32,917
				LIBOR-BBA —	Semiannually
				Quarterly
65,481,100	1,089,213 E	544,648	3/18/29	2.85% —	3 month USD-	(544,564)
				Semiannually	LIBOR-BBA —
					Quarterly
343,357,400	4,416,606 E	2,297,395	3/18/24	2.80% —	3 month USD-	(2,119,212)
				Semiannually	LIBOR-BBA —
					Quarterly
503,469,300	1,621,675 E	925,024	3/18/21	2.75% —	3 month USD-	(696,650)
				Semiannually	LIBOR-BBA —
					Quarterly
62,178,000	509,113 E	(128,083)	3/20/24	2.70% —	3 month USD-	(637,197)
				Semiannually	LIBOR-BBA —
					Quarterly
37,074,000	780,667 E	(156,818)	3/20/29	3 month USD-	2.90% —	623,849
				LIBOR-BBA —	Semiannually
				Quarterly

Premier Income Trust 65

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/19 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$16,476,500	$204,704	$(76,469)	1/14/29	3 month USD-	2.80% —	$126,979
				LIBOR-BBA —	Semiannually
				Quarterly
8,787,000	86,244	(117)	12/28/28	3 month USD-	2.769% —	84,397
				LIBOR-BBA —	Semiannually
				Quarterly
14,776,000	146,977	(196)	12/28/28	2.7705% —	3 month USD-	(144,282)
				Semiannually	LIBOR-BBA —
					Quarterly
8,581,000	109,022	(114)	12/31/28	3 month USD-	2.80% —	107,550
				LIBOR-BBA —	Semiannually
				Quarterly
7,413,000	62,922	(98)	1/3/29	2.755% —	3 month USD-	(62,138)
				Semiannually	LIBOR-BBA —
					Quarterly
15,325,000	25,945	(203)	1/4/29	2.67785% —	3 month USD-	(23,625)
				Semiannually	LIBOR-BBA —
					Quarterly
12,196,000	36,649	(162)	1/7/29	2.693% —	3 month USD-	(35,034)
				Semiannually	LIBOR-BBA —
					Quarterly
7,577,000	36,817	(100)	1/7/29	2.604% —	3 month USD-	38,269
				Semiannually	LIBOR-BBA —
					Quarterly
14,076,000	53,798	(187)	1/8/29	3 month USD-	2.61591% —	(56,772)
				LIBOR-BBA —	Semiannually
				Quarterly
14,076,000	51,208	(187)	1/8/29	3 month USD-	2.618% —	(54,163)
				LIBOR-BBA —	Semiannually
				Quarterly
1,997,000	14,203	(26)	1/14/29	2.74% —	3 month USD-	(14,020)
				Semiannually	LIBOR-BBA —
					Quarterly
9,593,500	59,508	(127)	1/15/29	2.7295% —	3 month USD-	(58,646)
				Semiannually	LIBOR-BBA —
					Quarterly
18,660,000	32,207	(70)	1/16/21	2.698% —	3 month USD-	(30,208)
				Semiannually	LIBOR-BBA —
					Quarterly
9,952,000	40,952	(81)	1/16/24	2.6175% —	3 month USD-	(39,595)
				Semiannually	LIBOR-BBA —
					Quarterly
40,765,000	42,151 E	(154)	4/30/20	3 month USD-	2.75299% —	41,997
				LIBOR-BBA —	Semiannually
				Quarterly
40,765,000	41,254 E	(154)	4/30/20	3 month USD-	2.75072% —	41,100
				LIBOR-BBA —	Semiannually
				Quarterly

66 Premier Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/19 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
	$7,394,000	$5,767	$(98)	2/4/29	2.64988% —	3 month USD-	$5,669
					Semiannually	LIBOR-BBA —
						Quarterly
AUD	11,872,000	112,247	(37)	11/3/22	2.427% —	6 month AUD-	(117,848)
					Semiannually	BBR-BBSW —
						Semiannually
AUD	11,872,000	120,886	(37)	11/15/22	2.4525% —	6 month AUD-	(126,139)
					Semiannually	BBR-BBSW —
						Semiannually
AUD	13,623,000	289,729 E	(118)	3/7/28	3.395% —	6 month AUD-	(289,847)
					Semiannually	BBR-BBSW —
						Semiannually
AUD	100,197,000	673,707 E	43,375	3/20/24	2.35% —	6 month AUD-	(630,333)
					Semiannually	BBR-BBSW —
						Semiannually
AUD	17,000	230 E	(35)	3/20/29	6 month AUD-	2.70% —	195
					BBR-BBSW —	Semiannually
					Semiannually
CAD	11,645,000	58,369	(37)	11/2/22	3 month CAD-	2.02% —	(62,547)
					BA-CDOR —	Semiannually
					Semiannually
CAD	11,645,000	48,664	(37)	11/14/22	3 month CAD-	2.0525% —	(51,771)
					BA-CDOR —	Semiannually
					Semiannually
CAD	36,972,000	223,810 E	58,752	3/20/24	2.40% —	3 month CAD-	(165,058)
					Semiannually	BA-CDOR —
						Semiannually
CAD	18,306,000	167,533 E	(50,187)	3/20/29	3 month CAD-	2.55% —	117,347
					BA-CDOR —	Semiannually
					Semiannually
CHF	23,906,000	84,426 E	(93)	9/21/21	—	0.046% plus 6	(84,520)
						month CHF-
						LIBOR-BBA —
						Semiannually
CHF	14,726,000	60,580 E	(4,574)	3/20/24	—	0.20% plus 6	(65,155)
						month CHF-
						LIBOR-BBA —
						Semiannually
CHF	22,734,000	265,140 E	65,864	3/20/29	6 month CHF-	0.35% —	331,004
					LIBOR-BBA —	Annually
					Semiannually
EUR	8,503,000	22,239 E	(34)	2/18/20	—	0.124% plus	(22,273)
						1 Day Euribor
						rate — Annually
EUR	8,503,000	24,224 E	(34)	2/18/20	—	0.104% plus	(24,258)
						1 Day Euribor
						rate — Annually

Premier Income Trust 67

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/19 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
EUR	27,544,000	$276,806	$(242)	5/4/22	0.21% —	6 month EUR-	$(346,397)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	7,933,000	291,463 E	(67)	10/27/27	1.61375% —	6 month EUR-	(291,530)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	14,264,000	235,233	(140)	1/24/23	6 month	0.378% —	237,145
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	3,664,000	152,537	(59)	1/24/28	0.976% —	6 month EUR-	(153,610)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	17,710,000	16,278	(81)	1/24/20	—	0.14% plus 6	(16,873)
						month EUR-
						EURIBOR-
						REUTERS —
						Semiannually
EUR	17,815,000	19,473	(84)	1/30/20	—	0.1249%	(19,755)
						plus 6 month
						EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	14,334,000	278,668	(144)	1/30/23	6 month	0.4419% —	278,941
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	3,673,000	161,211	(61)	1/30/28	0.9987% —	6 month EUR-	(161,444)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	36,297,700	811,608	(420)	3/21/23	0.503% —	6 month EUR-	(1,036,217)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	7,207,000	316,296 E	(99)	2/27/28	1.815% —	6 month EUR-	(316,396)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	21,457,000	85,148 E	(94)	9/21/21	6 month	0.354% —	85,055
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually

68 Premier Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/19 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
EUR	5,671,000	$7,711	$(24)	10/23/20	—	0.119% plus 6	$(10,391)
						month EUR-
						EURIBOR-
						REUTERS —
						Annually
EUR	4,563,000	71,046	(42)	10/23/23	6 month	0.385% —	80,269
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	1,169,000	47,441	(18)	10/23/28	1.009% —	6 month EUR-	(52,094)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	97,944,000	812,325 E	(14,200)	3/20/24	6 month	0.30% —	798,126
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	93,073,000	2,192,841 E	(55,006)	3/20/29	6 month	0.90% —	2,137,836
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
GBP	3,856,000	151,534 E	(72)	1/19/32	1.912% —	6 month GBP-	(151,605)
					Semiannually	LIBOR-BBA —
						Semiannually
GBP	17,538,000	33,837	(54)	9/15/19	6 month GBP-	0.766% —	(44,636)
					LIBOR-BBA —	Semiannually
					Semiannually
GBP	3,508,000	105,618 E	(43)	9/22/32	1.863% —	6 month GBP-	(105,661)
					Semiannually	LIBOR-BBA —
						Semiannually
GBP	17,538,000	37,656	21,775	12/20/19	6 month GBP-	0.85% —	(20,731)
					LIBOR-BBA —	Semiannually
					Semiannually
GBP	20,266,000	178,624 E	(70,716)	3/20/24	6 month GBP-	1.40% —	107,907
					LIBOR-BBA —	Semiannually
					Semiannually
GBP	22,544,000	357,722 E	(179,537)	3/20/29	6 month GBP-	1.55% —	178,185
					LIBOR-BBA —	Semiannually
					Semiannually
GBP	1,561,200	17,956 E	(28)	4/16/29	1.52% —	6 month GBP-	(17,984)
					Semiannually	LIBOR-BBA —
						Semiannually
HKD	646,533,000	24,882	(157)	4/23/19	1.955% —	3 month HKD-	(27,816)
					Quarterly	HIBOR-HKAB —
						Quarterly
HKD	161,879,000	8,705	(50)	4/24/19	1.965% —	3 month HKD-	(9,608)
					Quarterly	HIBOR-HKAB —
						Quarterly

Premier Income Trust 69

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/19 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
HKD	647,517,000	$35,069	$(198)	4/24/19	1.96625% —	3 month HKD-	$(38,701)
					Quarterly	HIBOR-HKAB —
						Quarterly
HKD	808,986,000	50,000	(248)	4/25/19	1.972% —	3 month HKD-	(54,483)
					Quarterly	HIBOR-HKAB —
						Quarterly
HKD	323,758,000	21,372	(99)	4/27/19	1.96% —	3 month HKD-	(22,458)
					Quarterly	HIBOR-HKAB —
						Quarterly
JPY	794,000,000	29,938	(28)	12/19/22	6 month JPY-	0.09% —	30,735
					LIBOR-BBA —	Semiannually
					Semiannually
JPY	398,000,000	59,580	(26)	12/19/27	0.29% —	6 month JPY-	(60,896)
					Semiannually	LIBOR-BBA —
						Semiannually
JPY	794,000,000	42,891	(58)	1/15/23	6 month JPY-	0.135% —	43,254
					LIBOR-BBA —	Semiannually
					Semiannually
JPY	398,000,000	83,491	(47)	1/15/28	0.365% —	6 month JPY-	(84,140)
					Semiannually	LIBOR-BBA —
						Semiannually
JPY	794,000,000	47,789	(60)	2/16/23	6 month JPY-	0.148% —	51,621
					LIBOR-BBA —	Semiannually
					Semiannually
JPY	398,000,000	83,674	(49)	2/16/28	0.366% —	6 month JPY-	(89,270)
					Semiannually	LIBOR-BBA —
						Semiannually
MXN	25,900,000	13,385	(17)	1/7/27	8.20% — 28 Days	1 month MXN-	13,590
						TIIE-BANXICO —
						28 Days
MXN	36,645,000	27,446	(16)	6/26/23	1 month MXN-	7.77% — 28 Days	(28,255)
					TIIE-BANXICO —
					28 Days
NOK	459,666,000	51,286 E	(64,035)	3/20/24	1.85% —	6 month NOK-	(115,321)
					Annually	NIBOR-NIBR —
						Semiannually
NOK	27,497,000	24,912 E	4,112	3/20/29	6 month NOK-	2.15% —	29,024
					NIBOR-NIBR —	Annually
					Semiannually
NZD	61,927,000	486,852 E	(24,120)	3/20/24	2.35% —	3 month NZD-	(510,972)
					Semiannually	BBR-FRA —
						Quarterly
NZD	69,000	904 E	114	3/20/29	3 month NZD-	2.75% —	1,018
					BBR-FRA —	Semiannually
					Quarterly
SEK	178,598,000	23,844	(48)	11/10/19	—	0.245% plus	13,553
						3 month SEK-
						STIBOR-SIDE —
						Quarterly

70 Premier Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/19 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
SEK	36,591,000	$84,619	$(31)	11/10/27	3 month SEK-	1.125% —	$98,874
					STIBOR-SIDE —	Annually
					Quarterly
SEK	178,598,000	24,002	(48)	11/10/19	—	0.246% plus	13,754
						3 month SEK-
						STIBOR-SIDE —
						Quarterly
SEK	36,591,000	86,346	(31)	11/10/27	3 month SEK-	1.13% —	100,646
					STIBOR-SIDE —	Annually
					Quarterly
SEK	178,598,000	20,232	(48)	11/13/19	—	0.2225% plus	9,054
						3 month SEK-
						STIBOR-SIDE —
						Quarterly
SEK	36,591,000	96,420	(31)	11/13/27	3 month SEK-	1.16% —	110,812
					STIBOR-SIDE —	Annually
					Quarterly
SEK	36,591,000	95,554	(31)	11/13/27	3 month SEK-	1.1575% —	109,925
					STIBOR-SIDE —	Annually
					Quarterly
SEK	178,598,000	21,396	(48)	11/13/19	—	0.23% plus 3	10,541
						month SEK-
						STIBOR-SIDE —
						Quarterly
SEK	36,624,000	152,092	(60)	1/24/28	3 month SEK-	1.3325% —	153,773
					STIBOR-SIDE —	Annually
					Quarterly
SEK	141,157,000	189,029	(141)	1/24/23	0.6075% —	3 month SEK-	(193,681)
					Annually	STIBOR-SIDE —
						Quarterly
SEK	174,483,000	6,556	(81)	1/24/20	0.0925% plus	—	(3,686)
					3 month SEK-
					STIBOR-SIDE —
					Quarterly
SEK	171,857,000	5,242	(82)	1/30/20	0.085% plus	—	(5,284)
					3 month SEK-
					STIBOR-SIDE —
					Quarterly
SEK	139,150,000	223,834	(143)	1/30/23	0.66875% —	3 month SEK-	(224,330)
					Annually	STIBOR-SIDE —
						Quarterly
SEK	36,240,000	166,130	(61)	1/30/28	3 month SEK-	1.3775% —	166,240
					STIBOR-SIDE —	Annually
					Quarterly
SEK	52,475,000	90,882	(54)	2/5/23	0.6975% —	3 month SEK-	(139,044)
					Annually	STIBOR-SIDE —
						Quarterly
SEK	58,888,000	1,269	(25)	10/23/20	3 month SEK-	0.035% —	1,996
					STIBOR-SIDE —	Annually
					Quarterly

Premier Income Trust 71

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/19 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
SEK	47,983,000	$66,356	$(43)	10/23/23	0.6625% —	3 month SEK-	$(76,082)
					Annually	STIBOR-SIDE —
						Quarterly
SEK	12,214,000	44,748	(18)	10/23/28	3 month SEK-	1.325% —	49,633
					STIBOR-SIDE —	Annually
					Quarterly
SEK	440,581,000	210,203 E	(73,713)	3/20/24	0.55% —	3 month SEK-	(283,915)
					Annually	STIBOR-SIDE —
						Quarterly
SEK	259,000	346 E	89	3/20/29	3 month SEK-	1.15% —	435
					STIBOR-SIDE —	Annually
					Quarterly
Total			$2,849,098				$527,921

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/19 (Unaudited)
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC
$1,127,063	$1,130,151	$—	1/12/40	4.00% (1 month	Synthetic MBX	$3,831
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
191,100	191,623	—	1/12/40	4.00% (1 month	Synthetic MBX	650
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
134,997	135,367	—	1/12/40	4.00% (1 month	Synthetic MBX	459
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
890,536	892,134	—	1/12/40	4.50% (1 month	Synthetic MBX	2,377
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
14,747,946	14,765,210	—	1/12/41	5.00% (1 month	Synthetic MBX	33,111
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,728,381	1,729,905	—	1/12/40	5.00% (1 month	Synthetic MBX	3,400
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
233,582	233,925	—	1/12/41	5.00% (1 month	Synthetic MBX Index	594
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly

72 Premier Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/19 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$514,815	$514,452	$—	1/12/39	(6.00%) 1 month	Synthetic MBX	$(392)
				USD-LIBOR —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
8,766,954	8,753,765	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(890)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
167,893	164,389	—	1/12/43	3.50% (1 month	Synthetic TRS	(2,145)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
113,943	109,234	—	1/12/42	4.00% (1 month	Synthetic TRS	(3,732)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
577,239	566,508	—	1/12/41	(4.00%) 1 month	Synthetic TRS	5,496
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
423,519	409,334	—	1/12/41	(5.00%) 1 month	Synthetic TRS	9,887
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
155,966	153,389	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(1,054)
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
119,068	117,100	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(805)
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
93,889	92,338	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(634)
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
97,894	96,482	—	1/12/39	6.00% (1 month	Synthetic TRS	(305)
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
199,842	197,520	—	1/12/38	6.50% (1 month	Synthetic TRS	(52)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

Premier Income Trust 73

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/19 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$28,677	$28,344	$—	1/12/38	6.50% (1 month	Synthetic TRS	$(7)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
13,500	13,343	—	1/12/38	6.50% (1 month	Synthetic TRS	(4)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Citibank, N.A.
1,975,061	1,977,373	—	1/12/41	5.00% (1 month	Synthetic MBX	4,434
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
868,039	869,056	—	1/12/41	5.00% (1 month	Synthetic MBX	1,949
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
301,691	302,044	—	1/12/41	5.00% (1 month	Synthetic MBX	677
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Credit Suisse International
658,354	659,124	—	1/12/41	5.00% (1 month	Synthetic MBX	1,478
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
265,825	261,433	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(1,796)
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
644,821	643,851	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(65)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
292,611	285,331	—	1/12/45	3.50% (1 month	Synthetic TRS	(4,912)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
197,619	193,495	—	1/12/43	3.50% (1 month	Synthetic TRS	(2,525)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
103,462	101,322	—	1/12/44	3.50% (1 month	Synthetic TRS	(1,311)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

74 Premier Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/19 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Credit Suisse International cont.
$54,458	$53,322	$—	1/12/43	3.50% (1 month	Synthetic TRS	$(696)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
31,153	30,503	—	1/12/43	3.50% (1 month	Synthetic TRS	(398)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
11,792	11,548	—	1/12/44	3.50% (1 month	Synthetic TRS	(149)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
840,288	804,426	—	1/12/45	4.00% (1 month	Synthetic TRS	(28,682)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
301,321	288,461	—	1/12/45	4.00% (1 month	Synthetic TRS	(10,285)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
148,344	145,586	—	1/12/41	4.00% (1 month	Synthetic TRS	(1,412)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
11,889	11,668	—	1/12/41	4.00% (1 month	Synthetic TRS	(113)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
516,713	507,107	—	1/12/41	(4.00%) 1 month	Synthetic TRS	4,920
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
259,291	250,607	—	1/12/41	(5.00%) 1 month	Synthetic TRS	6,053
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
284,589	275,058	—	1/12/41	(5.00%) 1 month	Synthetic TRS	6,644
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
248,922	244,808	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(1,682)
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
Deutsche Bank AG
644,821	643,851	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(65)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

Premier Income Trust 75

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/19 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International
$26,470	$26,430	$—	1/12/38	(6.50%) 1 month	Synthetic MBX	$(3)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
70,608	70,502	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(7)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
153,435	153,204	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(16)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
287,913	287,479	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(29)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
345,463	344,943	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(35)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
408,430	407,815	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(41)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
559,543	558,702	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(57)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
384,659	380,677	—	1/12/44	(3.00%) 1 month	Synthetic TRS	1,157
				USD-LIBOR —	Index 3.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
500,002	489,660	—	1/12/44	3.50% (1 month	Synthetic TRS	(6,338)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
396,065	387,872	—	1/12/44	3.50% (1 month	Synthetic TRS	(5,020)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
209,016	204,692	—	1/12/44	3.50% (1 month	Synthetic TRS	(2,649)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
338,322	331,263	—	1/12/43	(3.50%) 1 month	Synthetic TRS	4,322
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

76 Premier Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/19 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$1,047,425	$1,002,722	$—	1/12/45	4.00% (1 month	Synthetic TRS	$(35,752)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
643,498	616,903	—	1/12/42	4.00% (1 month	Synthetic TRS	(21,077)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
556,891	533,875	—	1/12/42	4.00% (1 month	Synthetic TRS	(18,240)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
299,007	286,246	—	1/12/45	4.00% (1 month	Synthetic TRS	(10,206)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
282,712	271,028	—	1/12/42	4.00% (1 month	Synthetic TRS	(9,260)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
282,712	271,028	—	1/12/42	4.00% (1 month	Synthetic TRS	(9,260)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
161,067	159,132	—	1/12/40	4.00% (1 month	Synthetic TRS	(417)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
911,330	894,388	—	1/12/41	(4.00%) 1 month	Synthetic TRS	8,677
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
405,937	392,341	—	1/12/41	(5.00%) 1 month	Synthetic TRS	9,477
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
142,866	140,806	—	1/12/39	6.00% (1 month	Synthetic TRS	(444)
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
138,003	136,013	—	1/12/39	6.00% (1 month	Synthetic TRS	(429)
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
69,005	68,010	—	1/12/39	6.00% (1 month	Synthetic TRS	(215)
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

Premier Income Trust 77

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/19 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$68,587	$67,598	$—	1/12/39	6.00% (1 month	Synthetic TRS	$(213)
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
10,315	10,167	—	1/12/39	6.00% (1 month	Synthetic TRS	(32)
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
62,870	62,140	—	1/12/38	6.50% (1 month	Synthetic TRS	(16)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
4,523	4,470	—	1/12/38	6.50% (1 month	Synthetic TRS	(1)
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
JPMorgan Chase Bank N.A.
798,152	783,314	—	1/12/41	4.00% (1 month	Synthetic TRS	(7,600)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
463,096	454,487	—	1/12/41	4.00% (1 month	Synthetic TRS	(4,409)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
429,860	421,869	—	1/12/41	4.00% (1 month	Synthetic TRS	(4,093)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
153,941	151,079	—	1/12/41	4.00% (1 month	Synthetic TRS	(1,466)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
405,937	392,341	—	1/12/41	(5.00%) 1 month	Synthetic TRS	9,477
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
JPMorgan Securities LLC
575,697	566,185	—	1/12/41	(5.00%) 1 month	Synthetic MBX Index	3,890
				USD-LIBOR —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
112,801	110,447	—	1/12/43	(3.50%) 1 month	Synthetic TRS	1,441
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

78 Premier Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
JPMorgan Securities LLC cont.
$1,220,335	$1,195,094	$—	1/12/44	(3.50%) 1 month	Synthetic TRS	$15,469
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
488,376	471,585	—	1/12/44	4.00% (1 month	Synthetic TRS	(12,646)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
1,879,755	1,802,068	—	1/12/42	(4.00%) 1 month	Synthetic TRS	61,566
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
Upfront premium received		—		Unrealized appreciation		201,436
Upfront premium (paid)		—		Unrealized (depreciation)		(214,082)
Total		$—		Total		$(12,646)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/19 (Unaudited)
			Upfront
			premium	Termina-	Payments	Total return	Unrealized
			received	tion	received (paid)	received by	appreciation/
Notional amount		Value	(paid)	date	by fund	or paid by fund	(depreciation)
EUR	17,671,000	$588,583	$—	7/15/37	1.71% — At	Eurostat Eurozone	$588,583
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	11,045,000	344,586	(263)	8/15/37	1.7138% — At	Eurostat Eurozone	344,319
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	8,836,000	314,081	(214)	9/15/37	1.735% — At	Eurostat Eurozone	313,867
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	6,627,000	200,281	(160)	8/15/37	1.71% — At	Eurostat Eurozone	200,121
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	6,627,000	78,143	(86)	8/15/27	(1.42%) — At	Eurostat Eurozone	(78,229)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	8,836,000	128,636	(114)	9/15/27	(1.4475%) — At	Eurostat Eurozone	(128,750)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	11,045,000	140,681	(142)	8/15/27	(1.4275%) — At	Eurostat Eurozone	(140,824)
					maturity	HICP excluding
						tobacco — At
						maturity

Premier Income Trust 79

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/19 (Unaudited) cont.
			Upfront
			premium	Termina-	Payments	Total return	Unrealized
			received	tion	received (paid)	received by	appreciation/
Notional amount		Value	(paid)	date	by fund	or paid by fund	(depreciation)
EUR	17,671,000	$208,755	$—	7/15/27	(1.40%) — At	Eurostat Eurozone	$(208,755)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	14,401,000	259,251	(169)	9/15/23	(1.4375%) — At	Eurostat Eurozone	(259,419)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	14,401,000	262,531	(169)	9/15/23	(1.44125%) — At	Eurostat Eurozone	(262,699)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	14,401,000	263,635	(170)	9/15/23	(1.4425%) — At	Eurostat Eurozone	(263,805)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	14,401,000	264,723	(170)	9/15/23	(1.44375%) — At	Eurostat Eurozone	(264,893)
					maturity	HICP excluding
						tobacco — At
						maturity
GBP	8,846,000	292,485	(189)	12/15/28	3.665% — At	GBP Non-revised UK	292,296
					maturity	Retail Price Index —
						At maturity
GBP	2,477,000	20,614	(58)	3/15/28	3.3875% — At	GBP Non-revised UK	(20,672)
					maturity	Retail Price Index —
						At maturity
GBP	6,900,000	40,870	(160)	3/15/28	3.4025% — At	GBP Non-revised UK	(41,030)
					maturity	Retail Price Index —
						At maturity
GBP	5,308,000	54,234	(124)	2/15/28	3.34% — At	GBP Non-revised UK	(54,358)
					maturity	Retail Price Index —
						At maturity
GBP	9,908,000	157,477	(234)	3/15/28	3.34% — At	GBP Non-revised UK	(157,711)
					maturity	Retail Price Index —
						At maturity
	$7,952,000	109,666	(86)	12/6/27	2.19% — At	USA Non Revised	109,580
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	7,952,000	109,117	(86)	12/21/27	2.1939% — At	USA Non Revised	109,031
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	8,217,000	34,257	—	7/5/22	(1.89%) — At	USA Non Revised	34,257
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity

80 Premier Income Trust

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
$7,142,000	$20,648	$—	7/3/27	2.085% — At	USA Non Revised	$20,648
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
7,142,000	17,441	—	7/3/22	(1.9225%) — At	USA Non Revised	17,441
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
8,217,000	5,620	—	7/5/27	2.05% — At	USA Non Revised	(5,620)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
7,952,000	42,853	(49)	12/6/22	(2.05%) — At	USA Non Revised	(42,902)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
7,952,000	47,052	(49)	12/21/22	(2.068%) — At	USA Non Revised	(47,100)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
Total		$(2,692)				$53,376

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/19 (Unaudited)
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6	BBB–/P	$9,980	$146,000	$19,316	5/11/63	300 bp —	$(9,251)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	19,586	325,000	42,998	5/11/63	300 bp —	(23,222)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	40,127	650,000	85,995	5/11/63	300 bp —	(45,488)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	38,247	671,000	88,773	5/11/63	300 bp —	(50,135)
Index						Monthly
Citigroup Global Markets, Inc.
CMBX NA BBB–.6	BBB–/P	1,141	8,000	1,058	5/11/63	300 bp —	87
Index						Monthly
CMBX NA BBB–.6	BBB–/P	9,654	68,000	8,996	5/11/63	300 bp —	697
Index						Monthly
CMBX NA BB.6	BB/P	175,851	928,000	222,906	5/11/63	500 bp —	(46,153)
Index						Monthly

Premier Income Trust 81

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/19 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BB.6	BB/P	$317,017	$1,288,000	$309,378	5/11/63	500 bp —	$8,892
Index						Monthly
CMBX NA BB.7	BB/P	41,933	302,000	40,891	1/17/47	500 bp —	1,336
Index						Monthly
CMBX NA BB.7	BB/P	81,233	632,000	85,573	1/17/47	500 bp —	(3,725)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	382	4,000	529	5/11/63	300 bp —	(145)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	2,251	21,000	2,778	5/11/63	300 bp —	(515)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	2,230	21,000	2,778	5/11/63	300 bp —	(536)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	5,733	58,000	7,673	5/11/63	300 bp —	(1,906)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	13,565	103,000	13,627	5/11/63	300 bp —	(2)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	10,023	105,000	13,892	5/11/63	300 bp —	(3,807)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	19,220	168,000	22,226	5/11/63	300 bp —	(2,908)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	19,311	190,000	25,137	5/11/63	300 bp —	(5,715)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	22,001	200,000	26,460	5/11/63	300 bp —	(4,342)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	33,001	300,000	39,690	5/11/63	300 bp —	(6,514)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	38,805	336,000	44,453	5/11/63	300 bp —	(5,452)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	40,862	365,000	48,290	5/11/63	300 bp —	(7,215)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	51,837	502,000	66,415	5/11/63	300 bp —	(14,285)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	77,334	701,000	92,742	5/11/63	300 bp —	(14,999)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	218,669	1,489,000	196,995	5/11/63	300 bp —	22,543
Index						Monthly
Credit Suisse International
CMBX NA BBB–.6	BBB–/P	58,297	376,000	49,745	5/11/63	300 bp —	8,772
Index						Monthly
CMBX NA BBB–.6	BBB–/P	81,330	582,000	76,999	5/11/63	300 bp —	4,671
Index						Monthly
CMBX NA BBB–.6	BBB–/P	85,335	585,000	77,396	5/11/63	300 bp —	8,281
Index						Monthly
CMBX NA BBB–.6	BBB–/P	170,816	1,171,000	154,923	5/11/63	300 bp —	16,576
Index						Monthly
CMBX NA BB.7	BB/P	63,938	478,000	64,721	1/17/47	500 bp —	(784)
Index						Monthly

82 Premier Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/19 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Credit Suisse International cont.
CMBX NA BBB–.6	BBB–/P	$8,504	$85,000	$11,246	5/11/63	300 bp —	$(2,692)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	9,537	90,000	11,907	5/11/63	300 bp —	(2,317)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	10,314	106,000	14,024	5/11/63	300 bp —	(3,648)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	14,440	143,000	18,919	5/11/63	300 bp —	(4,396)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	35,881	212,000	28,048	5/11/63	300 bp —	7,957
Index						Monthly
CMBX NA BBB–.6	BBB–/P	21,056	222,000	29,371	5/11/63	300 bp —	(8,185)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	27,946	285,000	37,706	5/11/63	300 bp —	(9,593)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	27,616	291,000	38,499	5/11/63	300 bp —	(10,713)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	35,352	316,000	41,807	5/11/63	300 bp —	(6,271)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	32,187	336,000	44,453	5/11/63	300 bp —	(12,070)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	43,994	391,000	51,729	5/11/63	300 bp —	(7,507)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	54,922	461,000	60,990	5/11/63	300 bp —	(5,799)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	52,114	474,000	62,710	5/11/63	300 bp —	(10,319)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	68,259	595,000	78,719	5/11/63	300 bp —	(10,112)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	142,278	943,000	124,759	5/11/63	300 bp —	18,070
Index						Monthly
CMBX NA BBB–.6	BBB–/P	124,926	1,090,000	144,207	5/11/63	300 bp —	(18,645)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	127,067	1,150,000	152,145	5/11/63	300 bp —	(24,407)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	143,661	1,359,000	179,796	5/11/63	300 bp —	(35,342)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	185,042	1,710,000	226,233	5/11/63	300 bp —	(40,194)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	355,922	2,359,000	312,096	5/11/63	300 bp —	45,203
Index						Monthly
CMBX NA BBB–.6	BBB–/P	265,073	2,399,000	317,388	5/11/63	300 bp —	(50,916)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	417,777	3,841,000	508,164	5/11/63	300 bp —	(88,147)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	775,069	7,249,000	959,043	5/11/63	300 bp —	(179,746)
Index						Monthly

Premier Income Trust 83

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/19 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Credit Suisse International cont.
CMBX NA BBB–.7	BBB–/P	$27,745	$351,000	$18,463	1/17/47	300 bp —	$9,487
Index						Monthly
CMBX NA BBB–.7	BBB–/P	143,170	2,180,000	114,668	1/17/47	300 bp —	29,774
Index						Monthly
CMBX NA BBB–.7	BBB–/P	968,065	13,097,000	688,902	1/17/47	300 bp —	286,801
Index						Monthly
Goldman Sachs International
CMBX NA BBB–.6	BBB–/P	14,630	88,000	11,642	5/11/63	300 bp —	3,039
Index						Monthly
CMBX NA BBB–.6	BBB–/P	20,235	183,000	24,211	5/11/63	300 bp —	(3,869)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	25,594	188,000	24,872	5/11/63	300 bp —	831
Index						Monthly
CMBX NA BBB–.6	BBB–/P	9,360	192,000	25,402	5/11/63	300 bp —	(15,930)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	21,361	203,000	26,857	5/11/63	300 bp —	(5,377)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	17,848	206,000	27,254	5/11/63	300 bp —	(9,285)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	24,541	223,000	29,503	5/11/63	300 bp —	(4,832)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	17,962	227,000	30,032	5/11/63	300 bp —	(11,938)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	27,421	245,000	32,414	5/11/63	300 bp —	(4,850)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	24,979	296,000	39,161	5/11/63	300 bp —	(14,009)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	33,986	304,000	40,219	5/11/63	300 bp —	(6,056)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	37,886	326,000	43,130	5/11/63	300 bp —	(5,053)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	39,813	327,000	43,262	5/11/63	300 bp —	(3,258)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	58,232	389,000	51,465	5/11/63	300 bp —	6,994
Index						Monthly
CMBX NA BBB–.6	BBB–/P	57,641	392,000	51,862	5/11/63	300 bp —	6,008
Index						Monthly
CMBX NA BBB–.6	BBB–/P	44,904	403,000	53,317	5/11/63	300 bp —	(8,178)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	34,559	417,000	55,169	5/11/63	300 bp —	(20,366)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	45,228	418,000	55,301	5/11/63	300 bp —	(9,829)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	45,403	418,000	55,301	5/11/63	300 bp —	(9,654)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	37,046	439,000	58,080	5/11/63	300 bp —	(20,777)
Index						Monthly

84 Premier Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/19 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6	BBB–/P	$30,861	$453,000	$59,932	5/11/63	300 bp —	$(28,806)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	51,553	462,000	61,123	5/11/63	300 bp —	(9,300)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	51,553	462,000	61,123	5/11/63	300 bp —	(9,300)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	73,722	531,000	70,251	5/11/63	300 bp —	3,780
Index						Monthly
CMBX NA BBB–.6	BBB–/P	48,875	566,000	74,882	5/11/63	300 bp —	(25,677)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	86,808	576,000	76,205	5/11/63	300 bp —	10,940
Index						Monthly
CMBX NA BBB–.6	BBB–/P	59,933	597,000	78,983	5/11/63	300 bp —	(18,702)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	31,646	638,000	84,407	5/11/63	300 bp —	(52,389)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	34,009	652,000	86,260	5/11/63	300 bp —	(51,870)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	76,544	707,000	93,536	5/11/63	300 bp —	(16,580)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	69,759	928,000	122,774	5/11/63	300 bp —	(52,474)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	134,739	961,000	127,140	5/11/63	300 bp —	8,159
Index						Monthly
CMBX NA BBB–.6	BBB–/P	124,607	1,193,000	157,834	5/11/63	300 bp —	(32,531)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	155,880	1,414,000	187,072	5/11/63	300 bp —	(30,367)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	184,707	1,551,000	205,197	5/11/63	300 bp —	(19,586)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	93,617	1,935,000	256,001	5/11/63	300 bp —	(161,255)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	320,704	2,144,000	283,651	5/11/63	300 bp —	38,304
Index						Monthly
CMBX NA BBB–.7	BBB–/P	46,909	673,000	35,400	1/17/47	300 bp —	11,901
Index						Monthly
CMBX NA BBB–.7	BBB–/P	107,990	1,461,000	76,849	1/17/47	300 bp —	31,993
Index						Monthly
JPMorgan Securities LLC
CMBX NA BB.6	BB/P	79,440	375,000	90,075	5/11/63	500 bp —	(10,271)
Index						Monthly
CMBX NA BB.6	BB/P	86,142	407,000	97,761	5/11/63	500 bp —	(11,224)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	85,236	585,000	77,396	5/11/63	300 bp —	8,182
Index						Monthly
CMBX NA BBB–.6	BBB–/P	173,296	1,168,000	154,526	5/11/63	300 bp —	19,451
Index						Monthly

Premier Income Trust 85

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/19 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BB.6	BB/P	$109,255	$519,000	$124,664	5/11/63	500 bp —	$(14,904)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,933	18,000	2,381	5/11/63	300 bp —	(438)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	7,279	46,000	6,086	5/11/63	300 bp —	1,221
Index						Monthly
CMBX NA BBB–.6	BBB–/P	7,312	46,000	6,086	5/11/63	300 bp —	1,253
Index						Monthly
CMBX NA BBB–.6	BBB–/P	7,938	69,000	9,129	5/11/63	300 bp —	(1,151)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	14,477	92,000	12,172	5/11/63	300 bp —	2,359
Index						Monthly
CMBX NA BBB–.6	BBB–/P	8,910	93,000	12,304	5/11/63	300 bp —	(3,339)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	9,394	95,000	12,569	5/11/63	300 bp —	(3,119)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	10,677	106,000	14,024	5/11/63	300 bp —	(3,285)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	14,290	110,000	14,553	5/11/63	300 bp —	(199)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	14,488	110,000	14,553	5/11/63	300 bp —	(1)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	15,040	132,000	17,464	5/11/63	300 bp —	(2,346)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	13,702	134,000	17,728	5/11/63	300 bp —	(3,948)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	20,772	139,000	18,390	5/11/63	300 bp —	2,463
Index						Monthly
CMBX NA BBB–.6	BBB–/P	15,706	146,000	19,316	5/11/63	300 bp —	(3,525)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	18,764	166,000	21,962	5/11/63	300 bp —	(3,101)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	17,004	172,000	22,756	5/11/63	300 bp —	(5,651)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	20,335	175,000	23,153	5/11/63	300 bp —	(2,715)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	20,912	175,000	23,153	5/11/63	300 bp —	(2,138)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	21,413	189,000	25,005	5/11/63	300 bp —	(3,481)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	18,219	189,000	25,005	5/11/63	300 bp —	(6,676)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	25,147	217,000	28,709	5/11/63	300 bp —	(3,435)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	28,314	220,000	29,106	5/11/63	300 bp —	(664)
Index						Monthly

86 Premier Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/19 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB–.6	BBB–/P	$21,139	$224,000	$29,635	5/11/63	300 bp —	$(8,366)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	30,117	254,000	33,604	5/11/63	300 bp —	(3,339)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	34,774	295,000	39,029	5/11/63	300 bp —	(4,083)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	36,031	323,000	42,733	5/11/63	300 bp —	(6,514)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	36,027	329,000	43,527	5/11/63	300 bp —	(7,308)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	33,844	336,000	44,453	5/11/63	300 bp —	(10,412)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	55,360	374,000	49,480	5/11/63	300 bp —	6,098
Index						Monthly
CMBX NA BBB–.6	BBB–/P	58,890	379,000	50,142	5/11/63	300 bp —	8,969
Index						Monthly
CMBX NA BBB–.6	BBB–/P	60,685	411,000	54,375	5/11/63	300 bp —	6,549
Index						Monthly
CMBX NA BBB–.6	BBB–/P	56,672	432,000	57,154	5/11/63	300 bp —	(229)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	58,915	456,000	60,329	5/11/63	300 bp —	(1,147)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	60,399	464,000	61,387	5/11/63	300 bp —	(718)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	82,992	484,000	64,033	5/11/63	300 bp —	19,241
Index						Monthly
CMBX NA BBB–.6	BBB–/P	82,311	484,000	64,033	5/11/63	300 bp —	18,560
Index						Monthly
CMBX NA BBB–.6	BBB–/P	83,888	527,000	69,722	5/11/63	300 bp —	14,473
Index						Monthly
CMBX NA BBB–.6	BBB–/P	81,912	555,000	73,427	5/11/63	300 bp —	8,810
Index						Monthly
CMBX NA BBB–.6	BBB–/P	78,942	637,000	84,275	5/11/63	300 bp —	(4,961)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	71,979	646,000	85,466	5/11/63	300 bp —	(13,110)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	71,792	646,000	85,466	5/11/63	300 bp —	(13,297)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	79,783	703,000	93,007	5/11/63	300 bp —	(12,814)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	78,962	704,000	93,139	5/11/63	300 bp —	(13,767)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	102,206	725,000	95,918	5/11/63	300 bp —	6,712
Index						Monthly
CMBX NA BBB–.6	BBB–/P	85,520	795,000	105,179	5/11/63	300 bp —	(19,195)
Index						Monthly

Premier Income Trust 87

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/19 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB–.6	BBB–/P	$98,087	$830,000	$109,809	5/11/63	300 bp —	$(11,238)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	99,018	892,000	118,012	5/11/63	300 bp —	(18,473)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	121,754	927,000	122,642	5/11/63	300 bp —	(347)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	156,038	1,029,000	136,137	5/11/63	300 bp —	20,501
Index						Monthly
CMBX NA BBB–.6	BBB–/P	110,130	1,047,000	138,518	5/11/63	300 bp —	(27,778)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	116,769	1,061,000	140,370	5/11/63	300 bp —	(22,982)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	126,690	1,149,000	152,013	5/11/63	300 bp —	(24,652)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	130,147	1,188,000	157,172	5/11/63	300 bp —	(26,332)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	125,112	1,193,000	157,834	5/11/63	300 bp —	(32,026)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	142,215	1,291,000	170,799	5/11/63	300 bp —	(27,831)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	146,906	1,331,000	176,091	5/11/63	300 bp —	(28,409)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	160,795	1,696,000	224,381	5/11/63	300 bp —	(62,596)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	268,987	1,771,000	234,303	5/11/63	300 bp —	35,716
Index						Monthly
CMBX NA BBB–.6	BBB–/P	188,751	1,794,000	237,346	5/11/63	300 bp —	(47,549)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	265,627	1,917,000	253,619	5/11/63	300 bp —	13,127
Index						Monthly
CMBX NA BBB–.6	BBB–/P	312,079	2,063,000	272,935	5/11/63	300 bp —	40,348
Index						Monthly
CMBX NA BBB–.6	BBB–/P	405,340	3,700,000	489,510	5/11/63	300 bp —	(82,011)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	525,740	5,013,000	663,220	5/11/63	300 bp —	(134,556)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	563,900	5,381,000	711,906	5/11/63	300 bp —	(144,867)
Index						Monthly
Merrill Lynch International
CMBX NA BBB–.6	BBB–/P	6,485	49,000	6,483	5/11/63	300 bp —	30
Index						Monthly
CMBX NA BBB–.6	BBB–/P	20,789	184,000	24,343	5/11/63	300 bp —	(3,447)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	50,283	428,000	56,624	5/11/63	300 bp —	(6,091)
Index						Monthly

88 Premier Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/19 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Merrill Lynch International cont.
CMBX NA BBB–.6	BBB–/P	$57,709	$488,000	$64,562	5/11/63	300 bp —	$(6,569)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	278,522	2,486,000	328,898	5/11/63	300 bp —	(48,926)
Index						Monthly
Morgan Stanley & Co. International PLC
CMBX NA BBB–.6	BBB–/P	32,411	230,000	30,429	5/11/63	300 bp —	2,116
Index						Monthly
CMBX NA BBB–.6	BBB–/P	86,440	584,000	77,263	5/11/63	300 bp —	9,517
Index						Monthly
CMBX NA BBB–.6	BBB–/P	86,313	584,000	77,263	5/11/63	300 bp —	9,390
Index						Monthly
CMBX NA BBB–.6	BBB–/P	85,231	585,000	77,396	5/11/63	300 bp —	8,177
Index						Monthly
CMBX NA BBB–.6	BBB–/P	172,880	1,168,000	154,526	5/11/63	300 bp —	19,035
Index						Monthly
CMBX NA BBB–.6	BBB–/P	173,042	1,168,000	154,526	5/11/63	300 bp —	19,197
Index						Monthly
CMBX NA BBB–.6	BBB–/P	171,233	1,171,000	154,923	5/11/63	300 bp —	16,993
Index						Monthly
CMBX NA BBB–.6	BBB–/P	212,053	1,533,000	202,816	5/11/63	300 bp —	10,131
Index						Monthly
CMBX NA BBB–.6	BBB–/P	258,148	1,753,000	231,922	5/11/63	300 bp —	27,248
Index						Monthly
CMBX NA BBB–.6	BBB–/P	255,855	1,756,000	232,319	5/11/63	300 bp —	24,560
Index						Monthly
CMBX NA BBB–.6	BBB–/P	344,982	2,337,000	309,185	5/11/63	300 bp —	37,160
Index						Monthly
CMBX NA A.6	A/P	61	6,000	135	5/11/63	200 bp —	(72)
Index						Monthly
CMBX NA BB.6	BB/P	101,667	414,000	99,443	5/11/63	500 bp —	2,626
Index						Monthly
CMBX NA BB.6	BB/P	204,028	828,000	198,886	5/11/63	500 bp —	5,948
Index						Monthly
CMBX NA BBB–.6	BBB–/P	620	5,000	662	5/11/63	300 bp —	(39)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,175	11,000	1,455	5/11/63	300 bp —	(273)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	2,117	20,000	2,646	5/11/63	300 bp —	(518)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	3,029	25,000	3,308	5/11/63	300 bp —	(264)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	4,605	38,000	5,027	5/11/63	300 bp —	(401)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	5,923	50,000	6,615	5/11/63	300 bp —	(663)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	8,313	65,000	8,600	5/11/63	300 bp —	(249)
Index						Monthly

Premier Income Trust 89

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/19 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB–.6	BBB–/P	$12,211	$94,000	$12,436	5/11/63	300 bp —	$(170)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	9,936	104,000	13,759	5/11/63	300 bp —	(3,762)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	13,353	109,000	14,421	5/11/63	300 bp —	(1,004)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	18,054	141,000	18,654	5/11/63	300 bp —	(518)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	24,655	164,000	21,697	5/11/63	300 bp —	3,054
Index						Monthly
CMBX NA BBB–.6	BBB–/P	18,684	164,000	21,697	5/11/63	300 bp —	(2,918)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	19,950	170,000	22,491	5/11/63	300 bp —	(2,441)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	19,918	204,000	26,989	5/11/63	300 bp —	(6,953)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	24,251	206,000	27,254	5/11/63	300 bp —	(2,883)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	25,446	215,000	28,445	5/11/63	300 bp —	(2,873)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	24,997	218,000	28,841	5/11/63	300 bp —	(3,717)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	49,325	291,000	38,499	5/11/63	300 bp —	10,995
Index						Monthly
CMBX NA BBB–.6	BBB–/P	48,789	348,000	46,040	5/11/63	300 bp —	2,951
Index						Monthly
CMBX NA BBB–.6	BBB–/P	64,507	433,000	57,286	5/11/63	300 bp —	7,473
Index						Monthly
CMBX NA BBB–.6	BBB–/P	41,997	449,000	59,403	5/11/63	300 bp —	(17,144)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	61,333	542,000	71,707	5/11/63	300 bp —	(10,057)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	76,220	629,000	83,217	5/11/63	300 bp —	(6,630)
Index						Monthly
Upfront premium received		17,840,831	Unrealized appreciation				1,041,730
Upfront premium (paid)		—	Unrealized (depreciation)				(2,465,316)
Total		$17,840,831	Total				$(1,423,586)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at January 31, 2019. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

90 Premier Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/19 (Unaudited)
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt *	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	$(56)	$6,000	$135	5/11/63	(200 bp) —	$76
					Monthly
CMBX NA BB.7 Index	(67,812)	336,000	45,494	1/17/47	(500 bp) —	(22,644)
					Monthly
CMBX NA BB.7 Index	(43,761)	268,000	36,287	1/17/47	(500 bp) —	(7,735)
					Monthly
CMBX NA BB.7 Index	(42,091)	268,000	36,287	1/17/47	(500 bp) —	(6,064)
					Monthly
CMBX NA BB.7 Index	(31,728)	249,000	33,715	1/17/47	(500 bp) —	1,744
					Monthly
CMBX NA BB.9 Index	(98,414)	636,000	96,672	9/17/58	(500 bp) —	(2,360)
					Monthly
CMBX NA BB.9 Index	(97,972)	636,000	96,672	9/17/58	(500 bp) —	(1,919)
					Monthly
CMBX NA BB.9 Index	(97,309)	632,000	96,064	9/17/58	(500 bp) —	(1,860)
					Monthly
CMBX NA BB.9 Index	(49,471)	316,000	48,032	9/17/58	(500 bp) —	(1,746)
					Monthly
CMBX NA BB.9 Index	(17,878)	112,000	17,024	9/17/58	(500 bp) —	(963)
					Monthly
Credit Suisse International
CMBX NA BB.10 Index	(80,855)	606,000	75,750	11/17/59	(500 bp) —	(5,694)
					Monthly
CMBX NA BB.10 Index	(39,651)	319,000	39,875	11/17/59	(500 bp) —	224
					Monthly
CMBX NA BB.7 Index	(43,155)	2,445,000	587,289	5/11/63	(500 bp) —	541,758
					Monthly
CMBX NA BB.7 Index	(186,857)	1,136,000	153,814	1/17/47	(500 bp) —	(34,147)
					Monthly
CMBX NA BB.7 Index	(99,427)	539,000	72,981	1/17/47	(500 bp) —	(26,970)
					Monthly
CMBX NA BB.9 Index	(156,273)	979,000	148,808	9/17/58	(500 bp) —	(8,417)
					Monthly
CMBX NA BB.9 Index	(56,515)	367,000	55,784	9/17/58	(500 bp) —	(1,087)
					Monthly
CMBX NA BB.9 Index	(46,100)	322,000	48,944	9/17/58	(500 bp) —	2,531
					Monthly
CMBX NA BB.9 Index	(48,964)	319,000	48,488	9/17/58	(500 bp) —	(476)
					Monthly
CMBX NA BB.9 Index	(34,410)	220,000	33,440	9/17/58	(500 bp) —	(1,184)
					Monthly
CMBX NA BB.9 Index	(27,140)	174,000	26,448	9/17/58	(500 bp) —	(861)
					Monthly
CMBX NA BB.9 Index	(27,140)	174,000	26,448	9/17/58	(500 bp) —	(861)
					Monthly

Premier Income Trust 91

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/19 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt *	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International
CMBX NA BB.6 Index	$(104,038)	$1,017,000	$244,283	5/11/63	(500 bp) —	$139,256
					Monthly
CMBX NA BB.7 Index	(71,729)	474,000	64,180	1/17/47	(500 bp) —	(8,010)
					Monthly
CMBX NA BB.6 Index	(19,578)	134,000	32,187	5/11/63	(500 bp) —	12,478
					Monthly
CMBX NA BB.7 Index	(135,933)	804,000	108,862	1/17/47	(500 bp) —	(27,853)
					Monthly
CMBX NA BB.7 Index	(84,052)	513,000	69,460	1/17/47	(500 bp) —	(15,090)
					Monthly
CMBX NA BB.7 Index	(57,666)	284,000	38,454	1/17/47	(500 bp) —	(19,489)
					Monthly
CMBX NA BB.7 Index	(31,765)	174,000	23,560	1/17/47	(500 bp) —	(8,374)
					Monthly
CMBX NA BB.9 Index	(18,626)	117,000	17,784	9/17/58	(500 bp) —	(956)
					Monthly
CMBX NA BB.9 Index	(8,847)	56,000	8,512	9/17/58	(500 bp) —	(390)
					Monthly
CMBX NA BB.9 Index	(8,945)	56,000	8,512	9/17/58	(500 bp) —	(487)
					Monthly
JPMorgan Securities LLC
CMBX NA BB.7 Index	(65,000)	407,000	55,108	1/17/47	(500 bp) —	(10,288)
					Monthly
CMBX NA BB.7 Index	(59,948)	375,000	50,775	1/17/47	(500 bp) —	(9,538)
					Monthly
CMBX NA BB.7 Index	(34,507)	178,000	24,101	1/17/47	(500 bp) —	(10,579)
					Monthly
CMBX NA BB.6 Index	(84,642)	602,000	144,600	5/11/63	(500 bp) —	59,373
					Monthly
CMBX NA BB.6 Index	(64,085)	442,000	106,168	5/11/63	(500 bp) —	41,654
					Monthly
CMBX NA BB.6 Index	(26,464)	184,000	44,197	5/11/63	(500 bp) —	17,554
					Monthly
CMBX NA BB.6 Index	(133)	1,000	240	5/11/63	(500 bp) —	106
					Monthly
CMBX NA BB.7 Index	(216,995)	1,389,000	188,071	1/17/47	(500 bp) —	(30,272)
					Monthly
CMBX NA BB.7 Index	(153,231)	932,000	126,193	1/17/47	(500 bp) —	(27,944)
					Monthly
CMBX NA BB.7 Index	(146,528)	917,000	124,162	1/17/47	(500 bp) —	(23,258)
					Monthly
CMBX NA BB.7 Index	(117,583)	724,000	98,030	1/17/47	(500 bp) —	(20,257)
					Monthly
CMBX NA BB.7 Index	(73,546)	378,000	51,181	1/17/47	(500 bp) —	(22,733)
					Monthly
CMBX NA BB.7 Index	(55,615)	309,000	41,839	1/17/47	(500 bp) —	(14,077)
					Monthly

92 Premier Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/19 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt *	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BB.7 Index	$(42,091)	$268,000	$36,287	1/17/47	(500 bp) —	$(6,064)
					Monthly
CMBX NA BB.7 Index	(45,479)	229,000	31,007	1/17/47	(500 bp) —	(14,695)
					Monthly
CMBX NA BB.7 Index	(34,479)	227,000	30,736	1/17/47	(500 bp) —	(3,964)
					Monthly
CMBX NA BB.7 Index	(34,907)	223,000	30,194	1/17/47	(500 bp) —	(4,930)
					Monthly
CMBX NA BB.7 Index	(28,220)	208,000	28,163	1/17/47	(500 bp) —	(259)
					Monthly
CMBX NA BB.7 Index	(32,108)	174,000	23,560	1/17/47	(500 bp) —	(8,718)
					Monthly
CMBX NA BB.7 Index	(27,140)	138,000	18,685	1/17/47	(500 bp) —	(8,589)
					Monthly
CMBX NA BB.9 Index	(39,347)	278,000	42,256	9/17/58	(500 bp) —	2,639
					Monthly
CMBX NA BB.9 Index	(26,674)	169,000	25,688	9/17/58	(500 bp) —	(1,150)
					Monthly
CMBX NA BB.9 Index	(19,207)	136,000	20,672	9/17/58	(500 bp) —	1,333
					Monthly
CMBX NA BB.9 Index	(13,261)	85,000	12,920	9/17/58	(500 bp) —	(424)
					Monthly
CMBX NA BB.9 Index	(1,840)	12,000	1,824	9/17/58	(500 bp) —	(28)
					Monthly
CMBX NA BBB–.7 Index	(93,842)	1,128,000	59,333	1/17/47	(300 bp) —	(35,167)
					Monthly
CMBX NA BBB–.7 Index	(58,493)	795,000	41,817	1/17/47	(300 bp) —	(17,140)
					Monthly
CMBX NA BBB–.7 Index	(50,565)	549,000	28,877	1/17/47	(300 bp) —	(22,008)
					Monthly
CMBX NA BBB–.7 Index	(39,631)	501,000	26,353	1/17/47	(300 bp) —	(13,570)
					Monthly
CMBX NA BBB–.7 Index	(39,703)	379,000	19,935	1/17/47	(300 bp) —	(19,988)
					Monthly
CMBX NA BBB–.7 Index	(15,493)	288,000	15,149	1/17/47	(300 bp) —	(513)
					Monthly
Merrill Lynch International
CMBX NA BB.7 Index	(207,483)	1,196,000	161,938	1/17/47	(500 bp) —	(46,707)
					Monthly
CMBX NA BB.9 Index	(126,691)	810,000	123,120	9/17/58	(500 bp) —	(4,358)
					Monthly
CMBX NA BB.9 Index	(42,318)	289,000	43,928	9/17/58	(500 bp) —	1,329
					Monthly
CMBX NA BB.9 Index	(43,313)	276,000	41,952	9/17/58	(500 bp) —	(1,630)
					Monthly
CMBX NA BB.9 Index	(40,370)	274,000	41,648	9/17/58	(500 bp) —	1,011
					Monthly

Premier Income Trust 93

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/19 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt *	(paid)**	amount	Value	date	by fund	(depreciation)
Merrill Lynch International cont.
CMBX NA BB.9 Index	$(39,475)	$258,000	$39,216	9/17/58	(500 bp) —	$(510)
					Monthly
CMBX NA BBB–.7 Index	(75,310)	919,000	48,339	1/17/47	(300 bp) —	(27,507)
					Monthly
Morgan Stanley & Co. International PLC
CMBX NA BBB–.7 Index	(34,235)	336,000	17,674	1/17/47	(300 bp) —	(16,757)
					Monthly
CMBX NA BB.7 Index	(166,515)	828,000	112,111	1/17/47	(500 bp) —	(55,209)
					Monthly
CMBX NA BB.7 Index	(142,886)	741,000	100,331	1/17/47	(500 bp) —	(43,275)
					Monthly
CMBX NA BB.7 Index	(131,385)	651,000	88,145	1/17/47	(500 bp) —	(43,873)
					Monthly
CMBX NA BB.7 Index	(57,259)	306,000	41,432	1/17/47	(500 bp) —	(16,124)
					Monthly
CMBX NA BB.9 Index	(29,533)	205,000	31,160	9/17/58	(500 bp) —	1,428
					Monthly
CMBX NA BB.9 Index	(22,495)	169,000	25,688	9/17/58	(500 bp) —	3,028
					Monthly
CMBX NA BB.9 Index	(22,550)	166,000	25,232	9/17/58	(500 bp) —	2,521
					Monthly
CMBX NA BB.9 Index	(22,012)	161,000	24,472	9/17/58	(500 bp) —	2,303
					Monthly
CMBX NA BB.9 Index	(24,292)	161,000	24,472	9/17/58	(500 bp) —	23
					Monthly
CMBX NA BB.9 Index	(17,446)	116,000	17,632	9/17/58	(500 bp) —	74
					Monthly
CMBX NA BB.9 Index	(15,719)	101,000	15,352	9/17/58	(500 bp) —	(465)
					Monthly
CMBX NA BB.9 Index	(11,806)	78,000	11,856	9/17/58	(500 bp) —	(26)
					Monthly
CMBX NA BB.9 Index	(11,806)	78,000	11,856	9/17/58	(500 bp) —	(26)
					Monthly
CMBX NA BBB–.7 Index	(30,222)	476,000	25,038	1/17/47	(300 bp) —	(5,462)
					Monthly
Upfront premium received	—	Unrealized appreciation				832,443
Upfront premium (paid)	(4,990,036)	Unrealized (depreciation)				(793,719)
Total	$(4,990,036)	Total				$38,724

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

94 Premier Income Trust

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED
at 1/31/19 (Unaudited)

	Upfront
	premium			Termi-	Payments
Referenced	received	Notional		nation	(paid)	Unrealized
debt *	(paid)**	amount	Value	date	by fund	depreciation
NA HY Series 31	$1,005,523	$20,736,800	$1,254,618	12/20/23	(500 bp) —	$(277,896)
Index					Quarterly
Total	$1,005,523					$(277,896)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks * :
Capital goods	$2,406	$—	$—
Consumer cyclicals	27,758	60,426	—
Energy	40,642	82	27,594
Health care	20,244	—	—
Technology	236,873	—	—
Utilities and power	—	14,751	—
Total common stocks	327,923	75,259	27,594
Asset-backed securities	—	756,140	—
Convertible bonds and notes	—	10,584,211	—
Convertible preferred stocks	—	37,644	—
Corporate bonds and notes	—	166,347,546	125,921
Foreign government and agency bonds and notes	—	71,953,322	—
Mortgage-backed securities	—	247,248,161	—
Preferred stocks	424,679	—	—
Purchased options outstanding	—	3,431,279	—
Purchased swap options outstanding	—	12,295,534	—
Senior loans	—	10,521,041	—
U.S. government and agency mortgage obligations	—	254,933,626	—
U.S. treasury obligations	—	126,358	—
Warrants	135	—	—
Short-term investments	24,643,452	31,643,409	—
Totals by level	$25,396,189	$809,953,530	$153,515

Premier Income Trust 95

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$392,274	$—
Futures contracts	70,067	—	—
Written options outstanding	—	(3,964,604)	—
Written swap options outstanding	—	(8,864,155)	—
Forward premium swap option contracts	—	(1,594,040)	—
TBA sale commitments	—	(114,784,454)	—
Interest rate swap contracts	—	(2,321,177)	—
Total return swap contracts	—	43,422	—
Credit default contracts	—	(15,519,076)	—
Totals by level	$70,067	$(146,611,810)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

96 Premier Income Trust

Statement of assets and liabilities 1/31/19 (Unaudited)

ASSETS
Investment in securities, at value, including (Notes 1 and 9):
Unaffiliated issuers (identified cost $816,853,578)	$811,319,782
Affiliated issuers (identified cost $24,183,452) (Notes 1 and 5)	24,183,452
Foreign currency (cost $492,148) (Note 1)	497,444
Dividends, interest and other receivables	7,237,570
Receivable for investments sold	8,325,456
Receivable for sales of delayed delivery securities (Note 1)	38,000
Receivable for sales of TBA securities (Note 1)	70,676,056
Receivable for variation margin on futures contracts (Note 1)	84,199
Receivable for variation margin on centrally cleared swap contracts (Note 1)	5,749,116
Unrealized appreciation on forward premium swap option contracts (Note 1)	1,072,747
Unrealized appreciation on forward currency contracts (Note 1)	2,066,360
Unrealized appreciation on OTC swap contracts (Note 1)	2,075,609
Premium paid on OTC swap contracts (Note 1)	4,990,036
Total assets	938,315,827

LIABILITIES
Payable to custodian	1,710,746
Payable for investments purchased	3,446,458
Payable for purchases of delayed delivery securities (Note 1)	3,337,551
Payable for purchases of TBA securities (Note 1)	209,468,336
Payable for compensation of Manager (Note 2)	1,007,098
Payable for custodian fees (Note 2)	95,494
Payable for investor servicing fees (Note 2)	45,997
Payable for Trustee compensation and expenses (Note 2)	260,176
Payable for administrative services (Note 2)	5,769
Payable for variation margin on futures contracts (Note 1)	16,427
Payable for variation margin on centrally cleared swap contracts (Note 1)	5,912,377
Distributions payable to shareholders	3,625,856
Unrealized depreciation on OTC swap contracts (Note 1)	3,473,117
Premium received on OTC swap contracts (Note 1)	17,840,831
Unrealized depreciation on forward currency contracts (Note 1)	1,674,086
Unrealized depreciation on forward premium swap option contracts (Note 1)	2,666,787
Written options outstanding, at value (premiums $11,041,779) (Note 1)	12,828,759
TBA sale commitments, at value (proceeds receivable $114,456,484) (Note 1)	114,784,454
Collateral on certain derivative contracts, at value (Notes 1 and 9)	2,037,258
Other accrued expenses	207,559
Total liabilities	384,445,136

Net assets	$553,870,691

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$697,115,503
Total distributable earnings (Note 1)	(143,244,812)
Total — Representing net assets applicable to capital shares outstanding	$553,870,691

COMPUTATION OF NET ASSET VALUE
Net asset value per share
($553,870,691 divided by 103,365,372 shares)	$5.36

The accompanying notes are an integral part of these financial statements.

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Statement of operations Six months ended 1/31/19 (Unaudited)
INVESTMENT INCOME
Interest (net of foreign tax of $7,041) (including interest income of $47,314 from investments
in affiliated issuers) (Note 5)	$17,504,491
Dividends	17,003
Total investment income	17,521,494

EXPENSES
Compensation of Manager (Note 2)	2,112,334
Investor servicing fees (Note 2)	143,232
Custodian fees (Note 2)	70,800
Trustee compensation and expenses (Note 2)	11,581
Administrative services (Note 2)	9,927
Other	265,422
Total expenses	2,613,296
Expense reduction (Note 2)	(1,606)
Net expenses	2,611,690

Net investment income	14,909,804

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (net of foreign tax of $14,976) (Notes 1 and 3)	(14,869,857)
Foreign currency transactions (Note 1)	11,469
Forward currency contracts (Note 1)	(212,470)
Futures contracts (Note 1)	(542,234)
Swap contracts (Note 1)	(5,767,300)
Written options (Note 1)	10,210,330
Total net realized loss	(11,170,062)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	(3,420,374)
Assets and liabilities in foreign currencies	10,283
Forward currency contracts	(239,901)
Futures contracts	19,670
Swap contracts	(3,043,428)
Written options	(4,823,398)
Total change in net unrealized depreciation	(11,497,148)

Net loss on investments	(22,667,210)

Net decrease in net assets resulting from operations	$(7,757,406)

The accompanying notes are an integral part of these financial statements.

98 Premier Income Trust

Statement of changes in net assets
DECREASE IN NET ASSETS	Six months ended 1/31/19*	Year ended 7/31/18
Operations
Net investment income	$14,909,804	$33,087,969
Net realized gain (loss) on investments
and foreign currency transactions	(11,170,062)	9,329,083
Change in net unrealized depreciation of investments
and assets and liabilities in foreign currencies	(11,497,148)	(6,476,383)
Net increase (decrease) in net assets resulting
from operations	(7,757,406)	35,940,669
Distributions to shareholders (Note 1):
From ordinary income
Net investment income	(18,337,542)	(33,366,624)
Decrease from capital share transactions (Note 4)	(16,176,163)	(3,073,232)
Total decrease in net assets	(42,271,111)	(499,187)

NET ASSETS
Beginning of period	596,141,802	596,640,989
End of period (Note 1)	$553,870,691	$596,141,802

NUMBER OF FUND SHARES
Shares outstanding at beginning of period	106,664,383	107,254,321
Shares repurchased (Note 5)	(3,299,011)	(589,938)
Shares outstanding at end of period	103,365,372	106,664,383

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Premier Income Trust 99

Financial highlights (For a common share outstanding throughout the period)
PER-SHARE OPERATING PERFORMANCE
	Six months		Year ended
	ended**
	1/31/19	7/31/18	7/31/17	7/31/16	7/31/15	7/31/14
Net asset value, beginning of period	$5.59	$5.56	$5.28	$5.72	$6.20	$5.96
Investment operations:
Net investment income a	.14	.31	.28	.31	.28	.32
Net realized and unrealized
gain (loss) on investments	(.21)	.03	.30	(.48)	(.49)	.17
Total from investment operations	(.07)	.34	.58	(.17)	(.21)	.49
Less distributions:
From net investment income	(.17)	(.31)	(.31)	(.31)	(.31)	(.31)
From return of capital	—	—	—	—	—	—
Total distributions	(.17)	(.31)	(.31)	(.31)	(.31)	(.31)
Increase from shares repurchased	.01	— [e]	.01	.04	.04	.06
Net asset value, end of period	$5.36	$5.59	$5.56	$5.28	$5.72	$6.20
Market price, end of period	$4.94	$5.25	$5.39	$4.72	$5.10	$5.47
Total return at market price (%) b	(2.62)*	3.26	21.30	(1.31)	(1.14)	10.29

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)	$553,862	$596,142	$596,641	$577,236	$669,894	$775,817
Ratio of expenses to average
net assets (%) c	.46 *	.92	.92	.91	.87	.90
Ratio of net investment income
to average net assets (%)	2.59 *	5.53	5.20	5.75	4.74	5.23
Portfolio turnover (%)	388 *d	785 [d]	1,055 [d]	808 [d]	654 [d]	189 [f]

* Not annualized.

** Unaudited.

a Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c Includes amounts paid through expense offset arrangements, if any (Note 2).

d Portfolio turnover includes TBA purchase and sale commitments.

e Amount represents less than $0.01 per share.

f Portfolio turnover excludes TBA purchase and sales commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %
July 31, 2014	485%

The accompanying notes are an integral part of these financial statements.

100 Premier Income Trust

Notes to financial statements 1/31/19 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from August 1, 2018 through January 31, 2019.

Putnam Premier Income Trust (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a non-diversified closed-end management investment company.

The fund is currently operating as a diversified fund. In the future, the fund may operate as a non-diversified fund to the extent permitted by applicable law. Under current law, shareholder approval would be required before the fund could operate as a non-diversified fund. The goal of the fund is to seek high current income consistent with the preservation of capital by allocating its investments among the U.S. government sector, high yield sector and international sector of the fixed-income securities market.

The fund’s shares trade on a stock exchange at market prices, which may be lower than the fund’s net asset value.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on

Premier Income Trust 101

the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the

102 Premier Income Trust

fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for hedging duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and for gaining exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund

Premier Income Trust 103

could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning, and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation, and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

104 Premier Income Trust

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, to hedge market risk, and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Premier Income Trust 105

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $14,867,844 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $15,178,159 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either

106 Premier Income Trust

short-term or long-term capital losses. At July 31, 2018, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$73,628,669	$31,787,106	$105,415,775

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $725,123,078, resulting in gross unrealized appreciation and depreciation of $31,389,184 and $67,550,771, respectively, or net unrealized depreciation of $36,161,587.

For the fiscal year ended July 31, 2018, the fund had undistributed net investment income of $9,486,864.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. Effective with the December 2018 distributions, the fund will be establishing targeted distribution rates, whose principal source of the distribution will be ordinary income.  However, the balance of the distribution, if any, will come first from capital gain and then will constitute a return of capital.  A return of capital is not taxable; rather it reduces a shareholder’s tax basis in their shares of the fund. The fund may make return of capital distributions to achieve the targeted distribution rates. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management for management and investment advisory services quarterly based on the average net assets (including assets, but excluding liabilities, attributable to leverage for investment purposes) of the fund. The fee is based on the following annual rates:

	of the first $500 million of average		of the next $5 billion of average
0.750%	net assets,	0.480%	net assets,
	of the next $500 million of average		of the next $5 billion of average
0.650%	net assets,	0.470%	net assets,
	of the next $500 million of average		of the next $5 billion of average
0.600%	net assets,	0.460%	net assets,
	of the next $5 billion of average		of the next $5 billion of average
0.550%	net assets,	0.450%	net assets,
	of the next $5 billion of average		of the next $5 billion of average
0.525%	net assets,	0.440%	net assets,
	of the next $5 billion of average		of the next $8.5 billion of average net
0.505%	net assets,	0.430%	assets and
	of the next $5 billion of average	0.420%	of any excess thereafter.
0.490%	net assets,

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.369% of the fund’s average net assets.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets (including assets, but excluding liabilities, attributable to leverage for investment purposes) of the portion of the fund managed by PIL.

Premier Income Trust 107

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.05% of the fund’s average daily net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $1,606 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $417, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$2,424,488,162	$2,363,240,647
U.S. government securities (Long-term)	—	—
Total	$2,424,488,162	$2,363,240,647

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Shares repurchased

In September 2018, the Trustees approved the renewal of the repurchase program to allow the fund to repurchase up to 10% of its outstanding common shares over the 12-month period ending October 9, 2019 (based on shares outstanding as of October 9, 2018). Prior to this renewal, the Trustees had approved a repurchase program to allow the fund to repurchase up to 10% of its outstanding common shares over the 12-month period ending October 9, 2018 (based on shares outstanding as of October 9, 2017). Repurchases are made when the fund’s shares are trading at less than net asset value and in accordance with procedures approved by the fund’s Trustees.

For the reporting period, the fund repurchased 3,299,011 common shares for an aggregate purchase price of $16,176,163, which reflects a weighted-average discount from net asset value per share of 8.25%. The weighted-average discount reflects the payment of commissions by the fund to execute repurchase trades.

108 Premier Income Trust

For the previous fiscal year, the fund repurchased 589,938 common shares for an aggregate purchase price of $3,073,232, which reflected a weighted-average discount from net asset value per share of 7.41%. The weighted-average discount reflected the payment of commissions by the fund to execute repurchase trades.

At the close of the reporting period, Putnam Investments, LLC owned approximately 3,240 shares of the fund (less than 0.01% of the fund’s shares outstanding), valued at $17,366 based on net asset value.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 7/31/18	cost	proceeds	income	of 1/31/19
Short-term investments
Putnam Short Term
Investment Fund*	$58,463,800	$79,145,943	$113,426,291	$47,314	$24,183,452
Total Short-term
investments	$58,463,800	$79,145,943	$113,426,291	$47,314	$24,183,452

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Premier Income Trust 109

Purchased TBA commitment option contracts (contract amount)	$333,600,000
Purchased currency options (contract amount)	$77,300,000
Purchased swap option contracts (contract amount)	$2,182,400,000
Written TBA commitment option contracts (contract amount)	$520,900,000
Written currency options (contract amount)	$45,800,000
Written swap option contracts (contract amount)	$1,753,500,000
Futures contracts (number of contracts)	400
Forward currency contracts (contract amount)	$521,100,000
OTC interest rate swap contracts (notional)	$300,000
Centrally cleared interest rate swap contracts (notional)	$3,747,400,000
OTC total return swap contracts (notional)	$56,700,000
Centrally cleared total return swap contracts (notional)	$274,700,000
OTC credit default contracts (notional)	$186,500,000
Centrally cleared credit default contracts (notional)	$18,400,000
Warrants (number of warrants)	7,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
			Payables, Net assets —
Credit contracts	Receivables	$5,028,760	Unrealized depreciation	$20,547,836*
Foreign exchange	Investments,
contracts	Receivables	2,346,296	Payables	1,720,264
Equity contracts	Investments	135	Payables	—
	Investments,
	Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	38,625,129*	Unrealized depreciation	39,762,561*
Total		$46,000,320		$62,030,661

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

110 Premier Income Trust

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$1,223,422	$1,223,422
Foreign exchange contracts	104,396	—	(212,470)	—	$(108,074)
Interest rate contracts	1,909,679	(542,234)	—	(6,990,722)	$(5,623,277)
Total	$2,014,075	$(542,234)	$(212,470)	$(5,767,300)	$(4,507,929)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not
accounted for as
hedging				Forward
instruments under				currency
ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(2,488,650)	$(2,488,650)
Foreign exchange
contracts	—	(82,330)	—	(239,901)	—	$(322,231)
Equity contracts	(606)	—	—	—	—	$(606)
Interest rate
contracts	—	(2,017,047)	19,670	—	(554,778)	$(2,552,155)
Total	$(606)	$(2,099,377)	$19,670	$(239,901)	$(3,043,428)	$(5,363,642)

Premier Income Trust 111

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs Bank USA	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$5,593,843	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$5,593,843
OTC Total return swap
contracts*#	—	59,805	—	7,060	—	19,095	—	23,633	—	9,477	82,366	—	—	—	—	—	—	—	201,436
Centrally cleared total return
swap contracts§	—	—	155,273	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	155,273
OTC Credit default
contracts — protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default
contracts — protection
purchased*#	—	—	—	—	503,021	1,311,303	—	612,264	—	—	1,537,263	496,588	—	568,321	—	—	—	—	5,028,760
Centrally cleared credit
default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	84,199	—	—	—	—	—	84,199
Forward currency contracts #	225,888	128,151	—	174,694	—	100,854	—	270,340	241,091	378,038	—	—	—	—	301,278	110,988	73	134,965	2,066,360
Forward premium swap
option contracts #	—	101,886	—	328,860	—	—	—	246,867	—	124,501	—	—	—	124,626	—	—	146,007	—	1,072,747
Purchased swap options **#	1,460,063	—	—	540,849	—	—	—	774,505	—	6,999,332	—	—	—	2,424,019	96,766	—	—	—	12,295,534
Purchased options **#	258,601	—	—	—	—	—	300,300	21,335	—	2,851,043	—	—	—	—	—	—	—	—	3,431,279
Total Assets	$1,944,552	$289,842	$5,749,116	$1,051,463	$503,021	$1,431,252	$300,300	$1,948,944	$241,091	$10,362,391	$1,619,629	$496,588	$84,199	$3,116,966	$398,044	$110,988	$146,080	$134,965	$29,929,431
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	5,716,205	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	5,716,205
OTC Total return swap
contracts*#	—	10,020	—	—	—	54,026	65	119,757	—	17,568	12,646	—	—	—	—	—	—	—	214,082
Centrally cleared total return
swap contracts§	—	—	125,668	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	125,668
OTC Credit default
contracts — protection sold*#	236,036	—	—	—	1,266,717	4,673,844	—	2,963,194	—	—	7,035,105	478,791	—	2,610,730	—	—	—	—	19,264,417
OTC Credit default
contracts — protection
purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared credit
default contracts§	—	—	70,504	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	70,504
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	16,427	—	—	—	—	—	16,427
Forward currency contracts #	75,976	93,801	—	100,218	—	75,861	—	370,498	102,513	167,106	—	—	—	—	146,811	452,237	86,788	2,277	1,674,086

112 Premier Income Trust	Premier Income Trust 113

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs Bank USA	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Forward premium swap
option contracts #	$165,624	$70,981	$—	$566,582	$—	$—	$—	$604,044	$—	$975,295	$—	$—	$—	$162,231	$—	$—	$122,030	$—	$2,666,787
Written swap options #	—	—	—	590,259	—	—	—	849,662	—	5,302,568	—	—	—	2,048,139	73,527	—	—	—	8,864,155
Written options #	40,604	—	—	—	—	—	326,280	5,574	—	3,592,146	—	—	—	—	—	—	—	—	3,964,604
Total Liabilities	$518,240	$174,802	$5,912,377	$1,257,059	$1,266,717	$4,803,731	$326,345	$4,912,729	$102,513	$10,054,683	$7,047,751	$478,791	$16,427	$4,821,100	$220,338	$452,237	$208,818	$2,277	$42,576,935
Total Financial and
Derivative Net Assets	$1,426,312	$115,040	$(163,261)	$(205,596)	$(763,696)	$(3,372,479)	$(26,045)	$(2,963,785)	$138,578	$307,708	$(5,428,122)	$17,797	$67,772	$(1,704,134)	$177,706	$(341,249)	$(62,738)	$132,688	$(12,647,504)
Total collateral received
(pledged)†##	$1,426,312	$—	$—	$(163,253)	$(706,803)	$(3,372,479)	$—	$(2,963,785)	$126,358	$307,708	$(5,428,122)	$—	$—	$(1,704,134)	$130,000	$(221,894)	$—	$—
Net amount	$—	$115,040	$(163,261)	$(42,343)	$(56,893)	$—	$(26,045)	$—	$12,220	$—	$—	$17,797	$67,772	$—	$47,706	$(119,355)	$(62,738)	$132,688
Controlled collateral
received (including TBA
commitments)**	$1,450,900	$—	$—	$—	$—	$—	$—	$—	$126,358	$330,000	$—	$—	$—	$—	$130,000	$—	$—	$—	$2,037,258
Uncontrolled collateral
received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$—	$—	$—	$(163,253)	$(706,803)	$(3,516,886)	$—	$(3,220,659)	$—	$—	$(5,617,454)	$—	$—	$(1,768,088)	$—	$(221,894)	$—	$—	$(15,215,037)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $320,902 and $9,934,308, respectively.

Note 10: New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

114 Premier Income Trust	Premier Income Trust 115

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

116 Premier Income Trust

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Liaquat Ahamed	and Clerk
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Janet C. Smith
	Katinka Domotorffy	Vice President,
Investment Sub-Advisor	Catharine Bond Hill	Principal Financial Officer,
Putnam Investments Limited	Paul L. Joskow	Principal Accounting Officer,
16 St James’s Street	Robert E. Patterson	and Assistant Treasurer
London, England SW1A 1ER	George Putnam, III
	Robert L. Reynolds	Susan G. Malloy
Marketing Services	Manoj P. Singh	Vice President and
Putnam Retail Management		Assistant Treasurer
100 Federal Street	Officers
Boston, MA 02110	Robert L. Reynolds	Mark C. Trenchard
	President	Vice President and
Custodian		BSA Compliance Officer
State Street Bank	Jonathan S. Horwitz
and Trust Company	Executive Vice President,	Nancy E. Florek
	Principal Executive Officer,	Vice President, Director of
Legal Counsel	and Compliance Liaison	Proxy Voting and Corporate
Ropes & Gray LLP		Governance, Assistant Clerk,
	Robert T. Burns	and Assistant Treasurer
Vice President and
	Chief Legal Officer	Denere P. Poulack
Assistant Vice President, Assistant
	James F. Clark	Clerk, and Assistant Treasurer
Vice President and
Chief Compliance Officer

Call 1-800-225-1581 Monday through Friday between 8:00 a.m. and 8:00 p.m. Eastern Time, or visit putnam.com anytime for up-to-date information about the fund’s NAV.

Putnam
INVESTMENTS

100 Federal Street
Boston, MA 02110

1-800-225-1581
putnam.com

Electronic service requested

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

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SA708 315315 3/19

Item 2. Code of Ethics:

Not Applicable

Item 3. Audit Committee Financial Expert:

Not Applicable

Item 4. Principal Accountant Fees and Services:

Not Applicable

Item 5. Audit Committee

Not Applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

(a) Not applicable

(b) There have been no changes to the list of the registrant’s identified portfolio managers included in the registrant’s report on Form N-CSR for the most recent completed fiscal year.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Registrant Purchase of Equity Securities
				Maximum
			Total Number	Number (or
			of Shares	Approximate
			Purchased	Dollar Value)
			as Part	of Shares
			of Publicly	that May Yet Be
	Total Number	Average	Announced	Purchased
	of Shares	Price Paid	Plans or	under the Plans
Period	Purchased	per Share	Programs*	or Programs**

July 1 — July 31, 2018	—	—	—	10,135,494
August 1 — August 31, 2018	—	—	—	10,135,494
September 1 — September 30, 2018	—	—	—	10,135,494
October 1 — October 7, 2018	—	—	—	10,135,494
October 10 — October 31, 2018	781,668	$5.00	781,668	9,862,234
November 1 — November 30, 2018	842,510	$4.96	842,510	9,019,724
December 1 — December 31, 2018	1,155,028	$4.78	1,155,028	7,864,696
January 1 — January 31, 2019	519,805	$4.94	519,805	7,344,891

*	In October 2005, the Board of Trustees of the Putnam Funds initiated the closed-end fund share repurchase program, which, as subsequently amended, authorized the fund to repurchase of up to 10% of its fund’s outstanding common shares over the two-years ending October 5, 2007. The Trustees have subsequently renewed the program on an annual basis. The program renewed by the Board in September 2017, which was in effect between October 10, 2017 and October 9, 2018, allowed the fund to repurchase up to 10,725,432 of its shares. The program renewed by the Board in September 2018, which is in effect between October 10, 2018 and October 9, 2019, allows the fund to repurchase up to 10,643,902 of its shares.

**	Information prior to October 10, 2018 is based on the total number of shares eligible for repurchase under the program, as amended through September 2017. Information from October 10, 2018 forward is based on the total number of shares eligible for repurchase under the program, as amended through September 2018.

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Premier Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: March 28, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: March 28, 2019